TD WATERHOUSE VARIABLE ANNUITY
SEPARATE ACCOUNT A
ISSUED BY:
FIRST FORTIS LIFE INSURANCE COMPANY
P.O. BOX 64272
ST. PAUL, MINNESOTA 55164
ADMINISTERED BY:
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (REGISTERED REPRESENTATIVES)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase the TD Waterhouse Variable Annuity. Please read it carefully.

TD Waterhouse Variable Annuity is a contract between you and First Fortis Life Insurance Company where you agree to make at least one Premium Payment and Fortis agrees to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

x  Flexible, because you may add Premium Payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

x Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- ALLIANCEBERNSTEIN MONEY MARKET PORTFOLIO SUB-ACCOUNT which purchases Class A shares of Alliance Money Market Portfolio of AllianceBernstein Variable Products Series Fund, Inc.

- ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO SUB-ACCOUNT which purchases Class A shares of Alliance International Portfolio of AllianceBernstein Variable Products Series Fund, Inc.

- ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO SUB-ACCOUNT which purchases Class A shares of Alliance Premier Growth Portfolio of AllianceBernstein Variable Products Series Fund, Inc.

- AMERICAN CENTURY VP BALANCED FUND SUB-ACCOUNT which purchases shares of American Century VP Balanced Fund of American Century Variable Portfolios, Inc.

- AMERICAN CENTURY VP CAPITAL APPRECIATION FUND SUB-ACCOUNT which purchases shares of American Century VP Capital Appreciation Fund of American Century Variable Portfolios, Inc.

- FEDERATED AMERICAN LEADERS FUND II SUB-ACCOUNT WHICH purchases Primary shares of Federated American Leaders Fund II of Federated Insurance Series

- FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES FUND II SUB-ACCOUNT which purchases shares of Federated Fund for U.S. Government Securities Fund II of Federated Insurance Series

- FEDERATED HIGH INCOME BOND FUND II SUB-ACCOUNT which purchases Primary shares of Federated High Income Bond Fund II of Federated Insurance Series

- FEDERATED CAPITAL INCOME FUND II SUB-ACCOUNT which purchases shares of Federated Capital Income Fund II of Federated Insurance Series

- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Index Fund, Inc.

- INVESCO CORE EQUITY FUND SUB-ACCOUNT which purchases Series I shares of INVESCO VIF-Core Equity Fund of the AIM Variable Insurance Funds.

- INVESCO HEALTH SCIENCE FUND SUB-ACCOUNT which purchases Series I shares of INVESCO VIF-Health Science Fund of the AIM Variable Insurance Funds.

- INVESCO TECHNOLOGY FUND SUB-ACCOUNT which purchases Series I shares of INVESCO VIF-Technology Fund of the AIM Variable Insurance Funds.

- MFS EMERGING GROWTH SERIES SUB-ACCOUNT which purchases Initial Class shares of MFS Emerging Growth Series of MFS Variable Insurance Trust

- MFS HIGH INCOME SERIES SUB-ACCOUNT which purchases Initial Class shares of MFS High Income Series of MFS Variable Insurance Trust

- MFS STRATEGIC INCOME SERIES SUB-ACCOUNT which purchases Initial Class shares of MFS Strategic Income Series of MFS Variable Insurance Trust

- GARTMORE GVIT DEVELOPING MARKETS FUND SUB-ACCOUNT (formerly Montgomery Variable Series: Emerging Markets Fund Sub-Account) which purchases Class II shares of the Gartmore GVIT Developing Markets Fund of the Gartmore Variable Insurance Trust

- NEUBERGER BERMAN AMT LIMITED MATURITY BOND PORTFOLIO SUB-ACCOUNT which purchases shares of Neuberger Berman AMT Limited Maturity Bond Portfolio of Neuberger Berman Advisers Management Trust

- NEUBERGER BERMAN AMT PARTNERS PORTFOLIO SUB-ACCOUNT which purchases shares of Neuberger Berman AMT Partners Portfolio of Neuberger Berman Advisers Management Trust

- ING VP NATURAL RESOURCES TRUST SUB-ACCOUNT which purchases shares of ING VP Natural Resources Trust

- ING VP EMERGING MARKETS FUND SUB-ACCOUNT which purchases shares of ING VP Emerging Markets Fund

- SAFECO CORE EQUITY PORTFOLIO SUB-ACCOUNT (formerly Safeco Equity Portfolio Sub-Account) which purchases shares of Safeco Core Equity Portfolio of Safeco Resource Series Trust

- SAFECO GROWTH OPPORTUNITIES PORTFOLIO SUB-ACCOUNT which purchases shares of Safeco Growth Opportunities Portfolio of Safeco Resource Series Trust

- THE STRONG MID CAP GROWTH FUND II SUB-ACCOUNT which purchases shares of The Strong Mid Cap Growth Fund II which is a series fund of Strong Variable Insurance Funds, Inc.

- VAN ECK WORLDWIDE BOND FUND SUB-ACCOUNT which purchases shares of Van Eck Worldwide Bond Fund of Van Eck Worldwide Insurance Trust

- VAN ECK WORLDWIDE HARD ASSETS FUND SUB-ACCOUNT which purchases shares of Van Eck Worldwide Hard Assets Fund of Van Eck Worldwide Insurance Trust

You may also allocate some or all of your Premium Payment to either the Fixed Accumulation Feature or a Guarantee Period. The Fixed Accumulation Feature pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. A Guarantee Period guarantees a rate of interest until a specified maturity date and may be subject to a Market Value Adjustment. Premium Payments allocated to the Fixed Accumulation Feature or a Guarantee Period are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract, and, like this prospectus, the Statement of Additional Information is filed with the Securities and Exchange Commission ("SEC").

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------
PROSPECTUS DATED: MAY 3, 2004
STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 3, 2004

FIRST FORTIS LIFE INSURANCE COMPANY                                            3
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE
----------------------------------------------------------------------
DEFINITIONS                                                       4
----------------------------------------------------------------------
FEE TABLE                                                         6
----------------------------------------------------------------------
HIGHLIGHTS                                                       10
----------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                     11
----------------------------------------------------------------------
  First Fortis Life Insurance Company                            11
----------------------------------------------------------------------
  The Separate Account                                           11
----------------------------------------------------------------------
  The Funds                                                      11
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  14
----------------------------------------------------------------------
  Guarantee Periods                                              14
----------------------------------------------------------------------
THE CONTRACT                                                     16
----------------------------------------------------------------------
  Purchases and Contract Value                                   16
----------------------------------------------------------------------
  Charges and Fees                                               18
----------------------------------------------------------------------
  Death Benefit                                                  19
----------------------------------------------------------------------
  Surrenders                                                     20
----------------------------------------------------------------------
ANNUITY PAYOUTS                                                  21
----------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                         22
----------------------------------------------------------------------
OTHER INFORMATION                                                23
----------------------------------------------------------------------
  Legal Matters                                                  24
----------------------------------------------------------------------
  More Information                                               24
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       24
----------------------------------------------------------------------
INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS             28
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                         32
----------------------------------------------------------------------
FURTHER INFORMATION ABOUT FIRST FORTIS LIFE INSURANCE
  COMPANY                                                        36
----------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         39
----------------------------------------------------------------------
APPENDIX I -- SAMPLE MARKET VALUE ADJUSTMENT CALCULATIONS        40
----------------------------------------------------------------------
APPENDIX II -- INVESTMENTS BY FORTIS                             42
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            F-1
----------------------------------------------------------------------

4                                            FIRST FORTIS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Guarantee Period accounts.

ACCUMULATION PERIOD: The time after you purchase the Contract until we begin to make Annuity Payouts.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE: Hartford Life Insurance Company administers these Contracts. Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY PERIOD: The time during which we make Annuity Payouts.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person entitled to receive a Death Benefit upon the death of the Contract Owner.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death. This is only available if you own a Non-Qualified Contract.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FORTIS: First Fortis Life Insurance Company, the company that issued this Contract.

GENERAL ACCOUNT: This account holds our company assets and any assets not allocated to a Separate Account. The assets in this account are available to the creditors of Fortis and/or Hartford.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MARKET VALUE ADJUSTMENT: An adjustment that either increases or decreases the amount we pay you under certain circumstances.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

FIRST FORTIS LIFE INSURANCE COMPANY                                            5
--------------------------------------------------------------------------------

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

QUALIFIED CONTRACT: A Contract that is defined as a tax-qualified retirement plan in the Code.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable Market Value Adjustment.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6                                            FIRST FORTIS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

This table describes the fees and expenses that you will pay at the time that you purchase the Contract or Surrender the Contract. Charges for state premium taxes may also be deducted when you purchase the Contract, upon Surrender or when we start to make Annuity Payouts.

CONTRACT OWNER TRANSACTION EXPENSES
SALES CHARGE IMPOSED ON PURCHASES (as a percentage of
  Premium Payments)                                             None
---------------------------------------------------------------------
MAXIMUM CONTINGENT DEFERRED SALES CHARGE (as a percentage of
  Premium Payments)                                             None
---------------------------------------------------------------------

This table describes the fees and expenses that you will pay periodically and on a daily basis during the time that you own the Contract, not including fees and expenses of the underlying Funds.

ANNUAL MAINTENANCE FEE (1)                                       $30
---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value)
    Mortality and Expense Risk Charge                           0.45%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses                      0.45%
---------------------------------------------------------------------

(1) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

FIRST FORTIS LIFE INSURANCE COMPANY                                            7
--------------------------------------------------------------------------------

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                         Minimum  Maximum
-------------------------------------------------------------------------
Total Annual Fund Operating Expenses                      0.44%    2.58%
(these are expenses that are deducted from Fund
assets, including management fees, Rule 12b-1
distribution and/or service fees, and other expenses)
-------------------------------------------------------------------------

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                                                     TOTAL ANNUAL
                                                                                    FUND OPERATING
                                                                                   EXPENSES (BEFORE                       TOTAL
                                                              12B-1                CONTRACTUAL FEE    CONTRACTUAL FEE    ANNUAL
                                                             AND/OR                   WAIVERS OR        WAIVERS OR        FUND
                                               MANAGEMENT   SERVICING    OTHER         EXPENSE            EXPENSE       OPERATING
                                                  FEES        FEES      EXPENSES   REIMBURSEMENTS)    REIMBURSEMENTS    EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Money Market Portfolio --
  Class A                                        0.50%         N/A        0.18%          0.68%               NA           0.68%
---------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein International Portfolio --
  Class A                                        1.00%         N/A        0.66%          1.66%              N/A           1.66%
---------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Premier Growth
  Portfolio -- Class A                           1.00%         N/A        0.05%          1.05%              N/A           1.05%
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund                0.90%         N/A        0.00%          0.90%              N/A           0.90%
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation
  Fund (1)                                       1.00%         N/A        0.00%          1.00%              N/A           1.00%
---------------------------------------------------------------------------------------------------------------------------------
Federated American Leaders Fund II -- Primary
  shares                                         0.75%         N/A        0.38%          1.13%             0.25%          0.88%
---------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities
  Fund II                                        0.60%         N/A        0.37%          0.97%             0.25%          0.72%
---------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II -- Primary
  shares                                         0.60%         N/A        0.42%          1.02%             0.25%          0.77%
---------------------------------------------------------------------------------------------------------------------------------
Federated Capital Income Fund II                 0.75%         N/A        0.52%          1.27%             0.25%          1.02%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund -- Class IA              0.40%         N/A        0.04%          0.44%              N/A           0.44%
---------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Core Equity Fund --
  Series I (2)(3)                                0.75%         N/A        0.38%          1.13%              N/A           1.13%
---------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Science Fund --
  Series I (2)(3)                                0.75%         N/A        0.33%          1.08%              N/A           1.08%
---------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund
  --Series I (2)(3)(4)                           0.75%         N/A        0.41%          1.16%              N/A           1.16%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging Growth
  Series -- Initial Class (6)                    0.75%         N/A        0.12%          0.87%              N/A           0.87%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income
  Series -- Initial Class (6)(7)(8)              0.75%         N/A        0.15%          0.90%             0.00%          0.90%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Strategic Income
  Series -- Initial Class (6)(7)(8)              0.75%         N/A        0.36%          1.11%             0.21%          0.90%
---------------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Developing Markets Fund --
  Class II                                       1.15%        0.25%       0.32%          1.72%              N/A           1.72%
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Limited Maturity Bond
  Portfolio                                      0.65%         N/A        0.09%          0.74%              N/A           0.74%
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio          0.83%         N/A        0.08%          0.91%              N/A           0.91%
---------------------------------------------------------------------------------------------------------------------------------
ING VP Natural Resources Trust                   1.00%         N/A        0.61%          1.61%              N/A           1.61%
---------------------------------------------------------------------------------------------------------------------------------
ING VP Emerging Markets Fund                     0.85%         N/A        1.73%          2.58%             0.08%          2.50%
---------------------------------------------------------------------------------------------------------------------------------

8                                            FIRST FORTIS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                     TOTAL ANNUAL
                                                                                    FUND OPERATING
                                                                                   EXPENSES (BEFORE                       TOTAL
                                                              12B-1                CONTRACTUAL FEE    CONTRACTUAL FEE    ANNUAL
                                                             AND/OR                   WAIVERS OR        WAIVERS OR        FUND
                                               MANAGEMENT   SERVICING    OTHER         EXPENSE            EXPENSE       OPERATING
                                                  FEES        FEES      EXPENSES   REIMBURSEMENTS)    REIMBURSEMENTS    EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
Safeco Core Equity Portfolio                     0.74%         N/A        0.06%          0.80%              N/A           0.80%
---------------------------------------------------------------------------------------------------------------------------------
Safeco Growth Opportunities Portfolio            0.74%         N/A        0.06%          0.80%              N/A           0.80%
---------------------------------------------------------------------------------------------------------------------------------
The Strong Mid Cap Growth Fund II (9)            0.75%         N/A        0.71%          1.46%              N/A           1.46%
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                      1.00%         N/A        0.21%          1.21%              N/A           1.21%
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund               1.00%         N/A        0.23%          1.23%              N/A           1.23%
---------------------------------------------------------------------------------------------------------------------------------

(1) The Fund has a stepped fee schedule. As a result, the Fund's management fee generally decreases as Fund assets increase.

(2) The fund has adopted a new form of administrative services and transfer agency agreements which will be effective May 1, 2004. As a result, Other Expenses have been restated to reflect the changes in fees under the new agreements.

(3) The fund's advisor is entitled to receive reimbursement from the fund for fees and expenses paid for by the fund's advisor pursuant to expense limitation commitments between the fund's advisor and the fund if such reimbursement does not cause the fund to exceed its then-current expense limitations and the reimbursement is made within three years after the fund's advisor incurred the expense.

(4) As a result of a reorganization of another fund into INVESCO Technology Fund, which occured on April 30, 2004, the fund's Total Annual Operating Expenses have been restated to reflect current expenses.

(5) The Fund's actual "Other Expenses" and "Total Fund Operating Expenses" were lower than the figures shown because the custodian fees were reduced under expense offset arrangements.

(6) Each series of the MFS Variable Insurance Trust has an offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend dispursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, the net "Total Annual Fund Operating Expenses" would be lower for certain series and would equal: 0.86% for MFS Emerging Growth Series.

(7) MFS has contractually agreed, subject to reimbursement, to bear the series expenses such that "Other Expenses" do not exceed 0.15% annual for each series. (Note that the High Income Series' "Other Expenses" are currently 0.15% and the series is reimbursing MFS). This agreement will continue until at least December 31, 2004.

(8) The reimbursement agreement will terminate on the earlier of December 31, 2004 or such date as all expenses previously borne by MFS under agreement have been paid by the series.

(9) The Adviser for this Fund voluntarily agreed to waive and/or reimburse certain Fund expenses. The Fund Adviser may cease this waiver and/or reimbursement at any time. With such waiver and/or reimbursement Total Fund Operating Expenses would have been:

                                                                                                TOTAL
                                                                                               ANNUAL
                                                                                                FUND
                                                                                   OTHER      OPERATING
                                                              MANAGEMENT FEES    EXPENSES     EXPENSES
-------------------------------------------------------------------------------------------------------
The Strong Mid Cap Growth Fund II                                  0.75%           0.43%        1.18%
-------------------------------------------------------------------------------------------------------

FIRST FORTIS LIFE INSURANCE COMPANY                                            9
--------------------------------------------------------------------------------

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND TOTAL ANNUAL FUND OPERATING EXPENSES.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE MAXIMUM FEES AND EXPENSES OF ANY OF THE FUNDS. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                        $  318
--------------------------------------------------------------------
3 years                                                       $  972
--------------------------------------------------------------------
5 years                                                       $1,650
--------------------------------------------------------------------
10 years                                                      $3,456
--------------------------------------------------------------------

(2) If you annuitize at the end of the applicable time period:

1 year                                                        $  311
--------------------------------------------------------------------
3 years                                                       $  964
--------------------------------------------------------------------
5 years                                                       $1,642
--------------------------------------------------------------------
10 years                                                      $3,447
--------------------------------------------------------------------

(3) If you do not Surrender your Contract:

1 year                                                        $  318
--------------------------------------------------------------------
3 years                                                       $  972
--------------------------------------------------------------------
5 years                                                       $1,650
--------------------------------------------------------------------
10 years                                                      $3,456
--------------------------------------------------------------------

10                                           FIRST FORTIS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $5,000 and subsequent Premium Payments must be at least $50, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract.

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct a $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is subtracted daily and is equal to an annual charge of 0.45% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty. Surrenders may be subject to a Market Value Adjustment.

IS THERE A MARKET VALUE ADJUSTMENT?

Surrenders and other withdrawals from a Guarantee Period in our General Account may be subject to a Market Value Adjustment. The Market Value Adjustment may increase or reduce the General Account value of your Contract. The Market Value Adjustment is computed using a formula that is described in this prospectus under "Market Value Adjustment".

WHAT INVESTMENT CHOICES ARE AVAILABLE?

You may allocate your Premium Payment or Contract Values among the following investment choices:

- The variable Sub-Accounts that invest in underlying Funds; and/or

- One or more Guarantee Periods, which may be subject to a Market Value Adjustment.

WILL FORTIS PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner dies before we begin to make Annuity Payouts. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds until we receive proof of death and complete instructions from the Beneficiary.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greater of:

- The total Premium Payments you have made to us minus any partial Surrenders and any applicable negative Market Value Adjustment; or

- The Contract Value of your Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Payments for 10 or 20 years, Joint and 1/2 Contingent Survivor Annuity, and Joint and Full Survivor Annuity. We may make other Annuity Payout Options available at any time.

You must begin to take payouts by the Annuitant's 110th birthday unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. The date you select may have tax consequences, so please check with a qualified tax advisor. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments Guaranteed for 10 Years. Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

- fixed dollar amount Automatic Annuity Payouts,

- variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.
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FIRST FORTIS LIFE INSURANCE COMPANY                                           11
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GENERAL CONTRACT INFORMATION

FIRST FORTIS LIFE INSURANCE COMPANY

First Fortis Life Insurance Company ("Fortis") is the issuer of the contracts. Fortis is a New York corporation founded in 1971. It is qualified to sell life insurance and annuity contracts in New York.

Fortis is a wholly owned subsidiary of Assurant, Inc., which recently merged with Fortis, Inc. As a result of the merger, Assurant, Inc. is the successor to the business operations, assets and obligations of Fortis, Inc. Fortis, Inc. is the ultimate parent of Fortis Benefits Insurance Company. Assurant, Inc. recently concluded an initial public offering of its common stock.

All of the guarantees and commitments under the contracts are general obligations of Fortis. None of Fortis' affiliated companies has any legal obligation to back Fortis' obligations under the contracts.

On April 1, 2001, the parent company of Fortis entered into an agreement with Hartford Life and Annuity Insurance Company ("Hartford") to co-insure the obligations of Fortis under the variable annuity Contracts and to provide administration for the Contracts. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford's offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on October 1, 1993 as "Separate Account A" and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account, Fortis or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate
Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Fortis or Hartford may conduct.

- Is not affected by the rate of return of Fortis' General Account or Hartford's General Account or by the investment performance of any of Fortis' or Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

The AllianceBernstein Variable Products Series Funds, Inc. is an open-ended series investment Company. It was incorporated under Maryland law on November 17, 1987. Alliance Capital Management L.P. serves as the Fund's Manager for AllianceBernstein Money Market Portfolio, AllianceBernstein International Portfolio and AllianceBernstein Premier Growth Portfolio.

The shares of each AllianceBernstein Variable Products Series Fund have been divided into Class A and Class B. Only Class A shares are available in this Contract.

American Century Variable Portfolios, Inc. is an open-end management investment company. It was organized as a Maryland corporation on June 4, 1987. American Century Investment Management, Inc., serves as the investment manager for American Century VP Balanced Fund and American Century VP Capital Appreciation Fund.

Federated Insurance Series is an open-end management investment company. It was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1993. Federated Investment Management Company is the investment adviser to Federated High Income Bond Fund II, Federated Capital Income Fund II, Federated American Leaders Fund II and Federated Fund for U.S. Government Securities II.

Hartford Index HLS Fund is sponsored and administered by Hartford or its affiliates. HL Investment Advisers, LLC located at 200 Hopmeadow Street, Simsbury, Connecticut, serves as the investment manager to the Fund. Hartford Investment Management Company serves as sub-investment adviser and provides day to day investment services. The Fund is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Shares of the Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

The INVESCO VIF-Core Equity Fund, INVESCO VIF-Health Science Fund and INVESCO VIF-Technology Fund are investment portfolios of AIM Variable Insurance Funds, which is a registered open-ended, series, management investment company. A I M Advisors, Inc. serves as the investment adviser to these Funds. INVESCO Institutional (N.A.), Inc. serves as the sub-adviser to these funds.

MFS Variable Insurance Trust is an open-end management investment company. It was organized as a business trust under the laws of the Commonwealth of Massachusetts by a Declaration of Trust dated February 1, 1994. Massachusetts Financial Services Company manages MFS-Registered Trademark- Emerging Growth Series, MFS-Registered Trademark- High Income Series and MFS-Registered Trademark- Strategic Income Series.
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12                                           FIRST FORTIS LIFE INSURANCE COMPANY
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The Gartmore Variable Insurance Trust is an open-end investment company. This
Massachusetts business trust was organized on June 30, 1981. Gartmore Global Asset Management Trust manages the Gartmore GVIT Developing Markets Fund and Gartmore Global Partners serves as sub-adviser.

Neuberger Berman Advisers Management Trust is an open-end diversified series management investment company. It was established as a Delaware business trust on May 23, 1994. Neuberger Berman Management Inc. serves as manager of Neuberger Berman AMT Limited Maturity Bond Portfolio and Neuberger Berman AMT Partners Portfolio.

ING VP Emerging Markets Fund, Inc. is a diversified, open-end management investment company organized on December 27, 1993, as a corporation under the laws of the State of Maryland. ING VP Natural Resources Trust is a non-diversified, open-end management investment company organized on November 15, 1988 as a business trust under the laws of the Commonwealth of Massachusetts. ING Investments, LLC is the Investment Advisor to both the Fund and the Trust. ING Investment Management Advisers, B.V. is the Sub-Advisor to ING VP Emerging Markets Fund and Aeltus Investment Management, Inc. is the Sub-Advisor to ING VP Natural Resources Trust.

The Safeco Resources Series Trust is an open-end series management investment company. It is a Delaware business trust established by a trust instrument dated May 13, 1993. Safeco Asset Management Company is the Fund manager for Safeco Core Equity Portfolio and Safeco Growth Opportunities Portfolio.

The Strong Variable Insurance Funds, Inc. is an open-end management investment company. It was incorporated in Wisconsin. Strong Capital Management, Inc. is the investment adviser to The Strong Mid Cap Growth Fund II.

Van Eck Worldwide Insurance Trust is an open-end management investment company. It was organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Van Eck Associates Corporation serves as investment adviser and manager to Van Eck Worldwide Bond Fund and Van Eck Worldwide Hard Assets Fund.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

ALLIANCEBERNSTEIN MONEY MARKET PORTFOLIO -- Seeks safety of principal, maintenance of liquidity and maximum current income by investing in a broadly diversified portfolio of money market securities.

ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO -- Seeks to obtain a total return on its assets from long-term growth of capital and from income principally through a broad portfolio of marketable securities of established non-United States companies (or United States companies having their principal activities and interests outside the United States), companies participating in foreign economies with prospects for growth, and foreign government securities.

ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO -- Seeks growth of capital, rather than current income, by pursuing aggressive investment policies.

AMERICAN CENTURY VP BALANCED FUND -- Seeks capital and current income by maintaining approximately 60% of the assets in common stocks that are considered to have better-than-average prospects for appreciation and the remaining assets in bonds and other fixed income securities.

AMERICAN CENTURY VP CAPITAL APPRECIATION FUND -- Seeks capital growth by investing primarily in common stocks that are considered to have better-than-average prospects for appreciation.

FEDERATED AMERICAN LEADERS FUND II -- Seeks to achieve long-term growth of capital with a secondary objective to provide income. It invests, primarily, in common stock of "blue-chip" companies.

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES FUND II -- Seeks to provide current income. Under normal circumstances, it invests, primarily in securities issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalists.

FEDERATED HIGH INCOME BOND FUND II -- Seeks high current income. It invests primarily in a professionally managed, diversified portfolio of fixed income securities. The fixed income securities in which it invests are lower-rated corporate debt obligations, which are commonly referred to as "junk bonds."

FEDERATED CAPITAL INCOME FUND II -- Seeks to achieve high current income and moderate capital appreciation. It invests primarily in a professionally managed, diversified portfolio of equity and fixed income securities that have high relative income potential.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by Hartford Investment Management Company.

INVESCO VIF-CORE EQUITY FUND -- Seeks the best possible current income while following sound investment practices. Capital growth potential is an additional consideration in the selection of the portfolio securities.

INVESCO VIF-HEALTH SCIENCE FUND -- Seeks capital appreciation.

INVESCO VIF-TECHNOLOGY FUND -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- EMERGING GROWTH SERIES -- Seeks to provide long-term growth of capital.
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FIRST FORTIS LIFE INSURANCE COMPANY                                           13
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MFS-REGISTERED TRADEMARK- HIGH INCOME SERIES -- Seeks high current income.

MFS-REGISTERED TRADEMARK- STRATEGIC INCOME SERIES -- Seeks to provide high current income by investing in fixed income securities and secondarily to provide significant capital appreciation.

GARTMORE GVIT DEVELOPING MARKETS FUND (formerly Montgomery Variable Series:
Emerging Markets Fund) -- Seeks long-term capital appreciation.

NEUBERGER BERMAN AMT LIMITED MATURITY BOND PORTFOLIO -- Seeks high current income consistent with low risk to principal and liquidity; and secondarily, total return.

NEUBERGER BERMAN AMT PARTNERS PORTFOLIO -- Seeks capital growth.

ING VP NATURAL RESOURCES TRUST -- Seeks long-term growth of capital.

ING VP EMERGING MARKETS FUND -- Seeks long-term growth of capital.

SAFECO CORE EQUITY PORTFOLIO (formerly Safeco Equity Portfolio) -- Seeks long-term growth of capital and reasonable current income.

SAFECO GROWTH OPPORTUNITIES PORTFOLIO -- Seeks growth of capital.

THE STRONG MID CAP GROWTH FUND II -- Seeks capital growth.

VAN ECK WORLDWIDE BOND FUND -- Seeks high total return-income plus capital appreciation by investing globally, primarily in a variety of debt securities.

VAN ECK WORLDWIDE HARD ASSETS FUND -- Seeks long-term capital appreciation by investing primarily in "hard asset" securities.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be deregistered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Fortis has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Fortis, or its agents, provide administrative and distribution related services and the Funds pay fees that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.
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14                                           FIRST FORTIS LIFE INSURANCE COMPANY
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PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the inception of the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

GUARANTEE PERIODS

Any amount you allocate to our General Account under this Contract earns a guaranteed interest rate beginning on the date you make the allocation. The guaranteed interest rate continues for the number of years you select, up to a maximum of ten years. We call this a Guarantee Period. At the end of your Guarantee Period, your Contract Value, including accrued interest, will be allocated to a new Guarantee Period that is the same length as your original Guaranteed Period. However, you may reallocate your Contract Value to different Guarantee Periods or to the Sub-Accounts. If you decide to reallocate your Contract Value, you must do so by sending us a written request. We must receive your written request at least three business days before the end of your Guarantee Period. The first day of your new Guarantee Period or other reallocation will be the day after the end of your previous Guarantee Period. We will notify you at least 45 days and not more than 75 days before the end of your Guarantee Period.

We currently offer ten different Guarantee Periods. These Guarantee Periods range in length from one to ten years. Each Guarantee Period has its own guaranteed interest rate, which may differ from other Guarantee Periods. We may, at our discretion, change the guaranteed interest rate for future Guarantee Periods. These changes will not affect the guaranteed interest rates we are paying on current Guarantee Periods. The guaranteed interest rate will never be less than an effective annual rate of 3%. Fortis' Management makes the final determination on the guaranteed interest rates to be declared. We cannot predict or assure the level of any future guaranteed interest rates in excess of an effective annual rate of 3%.

We declare the guaranteed interest rates from time to time as market conditions dictate. We advise you of the guaranteed interest rate for a Guarantee Period at the time we receive a Premium Payment from you, or at the time we execute a transfer you have requested, or at the time a Guarantee Period is renewed. You may obtain information concerning the guaranteed interest rates that apply to the various Guarantee Periods. You may obtain this information from our home office or from your sales representative at any time.

We do not have a specific formula for establishing the guaranteed interest rates for the Guarantee Periods. Guaranteed interest rates may be influenced by the available interest rates on the investments we acquire with the amounts you allocate for a
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FIRST FORTIS LIFE INSURANCE COMPANY                                           15
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particular Guarantee Period. Guaranteed interest rates do not necessarily correspond to the available interest rates on the investments we acquire with the amounts you allocate for a particular Guarantee Period. In addition, when we determine guaranteed interest rates, we may consider:

- the duration of a Guarantee Period;

- regulatory and tax requirements;

- sales and administrative expenses we bear;

- risks we assume;

- our profitability objectives; and

- general economic trends.

MARKET VALUE ADJUSTMENT

Except as described below, we will apply a Market Value Adjustment to any General Account value that is:

- surrendered,

- transferred, or

- otherwise paid out

before the end of its Guarantee Period.

For example, we will apply a Market Value Adjustment to General Account value that we pay:

- as an amount applied to an Annuity Payout option, or

- as an amount paid as a single sum in lieu of an Annuity Payout.

The Market Value Adjustment reflects both the amount of time left in your Guarantee Period and the difference between the rate of interest credited to your current Guarantee Period and the rate of interest we are crediting to a new Guarantee period with a duration equal to the amount to time left in your Guarantee Period. If your Guarantee Period's rate of interest is lower than the rate of interest we are currently crediting the new Guarantee Period, then the application of the Market Value Adjustment will reduce the amount you receive or transfer. Conversely, if your Guarantee period's rate of interest is higher than the rate of interest we are crediting for the new Guarantee Period, then the application of the Market Value Adjustment will increase the amount you receive or transfer.

You will find sample Market Value Adjustment calculations in Appendix I.

We do not apply a Market Value Adjustment to withdrawals and transfers of General Account value under two exceptions.

We will not apply a Market Value Adjustment to General Account value that we pay out during a 30 day period that:

- begins 15 days before the end date of the Guarantee Period in which the general account value was being held, and that:

- ends 15 days after the end date of the Guarantee Period in which the general account value was being held.

In addition, we will not apply a Market Value Adjustment to General Account value that is withdrawn or transferred from a Guarantee Period on a periodic, automatic basis. This exception only applies to such withdrawals or transfers under a formal Fortis program for the withdrawal or transfer of General Account value.

We may impose conditions and limitations on any formal Fortis program for the withdrawal or transfer of general account value. Ask your Fortis representative about the availability of such a program in your state. In addition, if such a program is available in your state, your Fortis representative can inform you about the conditions and limitations that may apply to that program.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract as a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a
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16                                           FIRST FORTIS LIFE INSURANCE COMPANY
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different interest rate effective period will be used to start a new Program.
That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new
Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

THE CONTRACT
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PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $5,000. For additional Premium Payments, the minimum Premium Payment is $50. Under certain situations, we may allow smaller Premium Payments, for example, if you are part of our InvestEase-Registered Trademark-Program or certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.

You and your Annuitant must not be older than age 90 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In
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some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; multiplied by

- The daily expense factor for the mortality and expense risk charge adjusted for the number of days in the period, and any other applicable charges.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

A Contract's Guarantee Period value is guaranteed by Fortis. We bear the investment risk with respect to amounts allocated to a Guarantee Period, except to the extent that (1) we may vary the guaranteed interest rate for future Guarantee Periods (subject to the 3% effective annual minimum) and (2) the Market Value Adjustment imposes investment risks on you. The Contract's Guarantee Period value on any Valuation Date is the sum of its general account values in each Guarantee Period on that date. The general account value in a Guarantee Period is equal to the following amounts, in each case increased by accrued interest at the applicable guaranteed interest rate:

- The amount of Premium Payments or transferred amounts allocated to the Guarantee Period; less

- The amount of any transfers or Surrenders out of the Guarantee Period.

CAN I TRANSFER FROM ONE INVESTMENT CHOICE TO ANOTHER?

Subject to the restrictions below, you may transfer Contract Value among the Sub-Accounts and the Guarantee Periods. Transfers from a Guarantee Period may be subject to a Market Value Adjustment.

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation. After the Annuity Commencement Date, the Payee may make four Sub-Account Transfers.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, or telephone.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

The underlying Funds are available for use with many different variable life insurance policies, variable annuity products and
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funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different transfer restrictions or no transfer restrictions at all. In addition, as a result of settlement of litigation against Hartford, with respect to certain owners of older Contracts, we currently only have the ability to restrict transfers into certain Funds and to limit the total Contract Value invested in any one Fund. The effect on you may include higher transaction costs or lower performance.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Fortis or Hartford may modify these restrictions at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions from your designated third party, subject to any transfer restrictions in place, until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 0.45% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. We reserve the right to waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.
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CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Fund prospectuses accompanying this prospectus.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner dies before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us along with complete instructions from all beneficiaries on how to pay the death benefit.

Until we receive proof of death and the completed instructions from the Beneficiary, the Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greater of:

- The total Premium Payments you have made to us minus any partial Surrenders and any applicable negative Market Value Adjustment; or

- The Contract Value of your Contract.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive proof of death and complete instructions from the Beneficiary, we will compute the Death Benefit to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for the total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect, under the Annuity Proceeds Settlement Option, "Death Benefit Remaining with the Company", to leave proceeds from the Death Benefit with us for up to five years from the date of death if the death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal document acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders.

The Beneficiary of a non-qualified Contract or IRA may also elect the Single Life Expectancy Only option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death, or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the Contract Owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as
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a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date and while the Annuitant is living, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Market Value Adjustment and Premium Taxes. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date and while the Annuitant is living. There are two restrictions:

- The partial Surrender amount must be at least equal to $1,000, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $1,000 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement, or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.
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ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- What level of Assumed Investment Return should you choose?

- Do you want Annuity Payouts to be fixed or variable or a combination?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 91st birthday. The date you select may have tax consequences, so please check with a qualified tax advisor. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 OR 20 YEARS

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select either 10 or 20 years. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years.

JOINT AND FULL SURVIVOR ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the Contract Owner until that second Annuitant dies.

JOINT AND 1/2 CONTINGENT SURVIVOR ANNUITY

We make Payouts as long as both the Annuitant and Joint Annuitant are alive. If the Annuitant dies first, we will make Payouts equal to 1/2 the original payout. If the Joint Annuitant dies first, we will continue to make Payouts at the full amount.

We may offer other Annuity Payout Options available.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semiannually, or

- annually.
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Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds. The AIR for this Contract is 3%.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout Option is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout Option is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout Option is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

DO YOU WANT FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS OR A COMBINATION OF BOTH?

You may choose an Annuity Payout Option with fixed dollar amounts, variable dollar amounts or a combination depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payout. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed dollar amount Annuity Payout Option tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

- the Assumed Investment Return

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value for each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

COMBINATION ANNUITY PAYOUTS -- You may choose to receive a combination of fixed dollar amount and variable dollar amount annuity payouts as long as they total 100% of your Annuity Payout. For example, you may choose to receive 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another four times per year. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any changes to a Program will not affect Contract Owners currently enrolled in the Program.

INVESTEASE-REGISTERED TRADEMARK- -- InvestEase, which was formerly called "PAC," is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your
Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.
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FIRST FORTIS LIFE INSURANCE COMPANY                                           23
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AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender a percentage of your total Premium Payments each Contract Year. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Fund into a different Fund. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.

OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will effect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Woodbury Financial Services ("WFS") serves as Principal Underwriter for the securities issued with respect to the Separate Account. WFS is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. It is an affiliate of ours. WFS is ultimately controlled by The Hartford. The principal business address of WFS is 500 Bielenberg Drive, Woodbury, MN 55125. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of broker-dealers that have entered into distribution agreements with WFS.

Commissions will be paid by Fortis and will not be more than 7% of Premium Payments. From time to time, Fortis may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by WFS and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. WFS, its affiliates or Fortis may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by WFS, its affiliates or Fortis out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.
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24                                           FIRST FORTIS LIFE INSURANCE COMPANY
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INDEPENDENT ACCOUNTANTS

The financial statements of First Fortis Life Insurance Company as of
December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003 included in this Registration Statement have been audited by PricewaterhouseCoopers LLP and are included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. The principal business address of PricewaterhouseCoopers LLP is 650 Third Avenue South, Suite 1300, Minneapolis, MN 55402.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to New York law is Douglas R. Lowe, corporate counsel, First Fortis Life Insurance Company, 500 Bielenberg Drive, Woodbury, MN 55125.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Fortis in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF FORTIS AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Fortis which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to qualified or non-qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.
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FIRST FORTIS LIFE INSURANCE COMPANY                                           25
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 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any optional Death Benefits, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, we believe that for federal tax purposes any optional Death Benefits should be treated as an integral part of the Contract's benefits (i.e., as an investment protection benefit) and that any charges under the Contract for any optional Death Benefits should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for any optional Death Benefits should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same
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26                                           FIRST FORTIS LIFE INSURANCE COMPANY
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calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. We believe that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions:

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

     3. If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.
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FIRST FORTIS LIFE INSURANCE COMPANY                                           27
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 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

    g. ADDITION OF RIDERS.

The addition of a rider to the Contract could cause it to be considered newly issued or entered into, for tax purposes, and thus could result in the loss of certain grandfathering with respect to the Contract. Please contact your tax adviser for more information.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes. If the contract owner is considered to be the owner of the assets for tax purposes, the contract owner will be subject to income tax on annual increases in cash value.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control. However, in July 2003, the Internal Revenue Service issued two revenue rulings addressed to investor control. Revenue
Ruling 2003-91 generally follows earlier rulings that say that the contract owner should not have the ability to select and control investments. Revenue Ruling 2003-92 concerns specific separate account investment that could cause the contract owner to be treated as the owner of these investments.

Despite the release of these rulings, there continues to be some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D.  FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will generally be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.
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F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G.  GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H.  ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2004, the maximum estate tax rate is 48% and the unified credit exemption amount is $1,500,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS
--------------------------------------------------------------------------------

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts may offer death benefits that may exceed the greater of the amounts paid for the Contract or the Contract's cash value. Owners who intend to use the Contract in connection with tax-qualified retirement plans should consider the income tax effects that such a death benefit may have on the plan.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate, the time when distributions must commence, and the form in which distributions must be paid. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice. If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to the participants.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code,

FIRST FORTIS LIFE INSURANCE COMPANY                                           29
--------------------------------------------------------------------------------
can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, total contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $41,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The limitation on elective deferrals may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a section 403(b) arrangement.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- Certain governmental employers or tax-exempt employers other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, certain custodial accounts and annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under an eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan to a participant or beneficiary are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment as defined in the Code (including death of the participating employee), or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. See Section 6 below for a discussion of rollovers involving IRAs.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Fortis is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA,

30                                           FIRST FORTIS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
SIMPLE IRA or Simplified Employee Pension under Section 408(k) of the Code may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions, if any, bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

Certain other exceptions also are available.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary (as defined in the Code), or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution. Required minimum distributions also can be made in the form of annuity payments. The death benefit under the contract may affect the amount of the minimum required distribution that must be taken.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies

FIRST FORTIS LIFE INSURANCE COMPANY                                           31
--------------------------------------------------------------------------------
and the Contract owner's spouse is the sole designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

In 2002, the Internal Revenue Service issued final and temporary regulations in the Federal Register relating to minimum required distributions. The death benefit under your Contract may affect the amount of the required distribution that must be taken from your Contract. Please consult with your tax or legal adviser with any questions regarding these new regulations.

(c) WITHHOLDING We are generally required to withhold federal income tax from the taxable portion of each distribution made under a Contract. The federal income tax withholding requirements, including the rate at which withholding applies, depend on whether a distribution is or is not an eligible rollover distribution.

Federal income tax withholding from the taxable portion of distributions that are not eligible rollover distributions is required unless the payee is eligible to, and does in fact, elect not to have income tax withheld by filing an election with us. Where the payee does not elect out of withholding, the rate of income tax to be withheld depends on whether the distribution is nonperiodic or periodic. Regardless of whether an election is made not to have federal income taxes withheld, the recipient is still liable for payment of federal income tax on the taxable portion of the distribution.

For periodic payments, federal income tax will be withheld from the taxable portion of the distribution by treating the payment as wages under IRS wage withholding tables, using the marital status and number of withholding allowances elected by the payee on an IRS Form W-4P, or acceptable substitute, filed with us. Where the payee has not filed a Form W-4P, or acceptable substitute, with us, the payee will be treated as married claiming three withholding allowances. Special rules apply where the payee has not provided us with a proper taxpayer identification number or where the payments are sent outside the United States or U.S. possessions.

For nonperiodic distributions, where a payee has not elected out of withholding, income tax will be withheld at a rate of 10 percent from the taxable portion of the distribution.

Federal income tax withholding is required at a rate of 20 percent from the taxable portion of any distribution that is an eligible rollover distribution to the extent it is not directly rolled over to an eligible retirement plan. Payees cannot elect out of income tax withholding with respect to such distributions.

Also, special withholding rules apply with respect to distributions from non-governmental section 457(b) plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, "eligible rollover distributions" from qualified retirement plans under section 401(a) of the Code, qualified annuities under section 403(a) of the Code, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over tax-free within 60 days to any of such plans or arrangements that accept such rollovers. Similarly, distributions from an IRA generally are permitted to be rolled over tax-free within 60 days to a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan. After-tax contributions may be rolled over from a qualified plan, qualified annuity or governmental 457 plan into another qualified plan or an IRA. In the case of such a rollover of after-tax contributions, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after-tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). Similar rules apply for purposes of rolling over after-tax contributions from a section 403(b) arrangement. After-tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan.

For this purpose, an eligible rollover distribution is generally a distribution to an employee of all or any portion of the balance to the credit of the employee in a qualified trust under section 401(a) of the Code, qualified annuity under section 403(a) of the Code, a 403(b) arrangement or a governmental 457(b) plan. However, an eligible rollover distribution does not include: any distribution which is one of a series of substantially equal periodic payments (not less frequently than annually) made (1) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or (2) for a specified period of 10 years or more; any distribution to the extent it is a required minimum distribution amount (discussed above); or any distribution which is made upon hardship of the employee.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

32                                           FIRST FORTIS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this prospectus.


                                                                                    AS OF DECEMBER 31,
                                                                -----------------------------------------------------------
  SUB-ACCOUNT                                                    2003    2002    2001    2000    1999    1998    1997
  -------------------------------------------------------------------------------------------------------------------------
  ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO
      Accumulation Unit Value at beginning of period            $ 8.819 $10.456 $    -- $    -- $    -- $    -- $    --
  -------------------------------------------------------------------------------------------------------------------------
      Accumulation Unit Value at end of period                  $11.553 $ 8.819 $    -- $    -- $    -- $    -- $    --
  -------------------------------------------------------------------------------------------------------------------------
      Number of Accumulation Units outstanding at end of period
        (in thousands)                                               14      18      --      --      --      --      --
  -------------------------------------------------------------------------------------------------------------------------
  ALLIANCEBERNSTEIN MONEY MARKET PORFOLIO
      Accumulation Unit Value at beginning of period            $12.954 $12.945 $    -- $    -- $    -- $    -- $    --
  -------------------------------------------------------------------------------------------------------------------------
      Accumulation Unit Value at end of period                  $12.964 $12.954 $    -- $    -- $    -- $    -- $    --
  -------------------------------------------------------------------------------------------------------------------------
      Number of Accumulation Units outstanding at end of period
        (in thousands)                                               80     154      --      --      --      --      --
  -------------------------------------------------------------------------------------------------------------------------
  ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO
      Accumulation Unit Value at beginning of period            $14.421 $20.887 $25.357 $30.515 $23.171 $15.729 $11.803
  -------------------------------------------------------------------------------------------------------------------------
      Accumulation Unit Value at end of period                  $17.754 $14.421 $20.887 $25.357 $30.515 $23.171 $15.729
  -------------------------------------------------------------------------------------------------------------------------
      Number of Accumulation Units outstanding at end of period
        (in thousands)                                               15      32      39      39      33      33      18
  -------------------------------------------------------------------------------------------------------------------------
  AMERICAN CENTURY VP BALANCED FUND
      Accumulation Unit Value at beginning of period            $13.343 $14.819 $15.456 $15.952 $14.567 $12.639 $10.972
  -------------------------------------------------------------------------------------------------------------------------
      Accumulation Unit Value at end of period                  $15.868 $13.343 $14.819 $15.456 $15.952 $14.567 $12.639
  -------------------------------------------------------------------------------------------------------------------------
      Number of Accumulation Units outstanding at end of period
        (in thousands)                                                5       5       5       8       5       2       1
  -------------------------------------------------------------------------------------------------------------------------
  AMERICAN CENTURY VP CAPITAL APPRECIATION FUND
      Accumulation Unit Value at beginning of period            $ 8.764 $11.172 $15.691 $14.453 $ 8.825 $ 9.061 $ 9.412
  -------------------------------------------------------------------------------------------------------------------------
      Accumulation Unit Value at end of period                  $10.511 $ 8.764 $11.172 $15.691 $14.453 $ 8.825 $ 9.061
  -------------------------------------------------------------------------------------------------------------------------
      Number of Accumulation Units outstanding at end of period
        (in thousands)                                                4       5       6      10       3       1      --
  -------------------------------------------------------------------------------------------------------------------------
  FEDERATED AMERICAN LEADERS FUND II
      Accumulation Unit Value at beginning of period            $14.420 $18.155 $19.046 $18.671 $17.577 $15.012 $11.395
  -------------------------------------------------------------------------------------------------------------------------
      Accumulation Unit Value at end of period                  $18.331 $14.420 $18.155 $19.046 $18.671 $17.577 $15.012
  -------------------------------------------------------------------------------------------------------------------------
      Number of Accumulation Units outstanding at end of period
        (in thousands)                                                9       9       9       8       1       4      --
  -------------------------------------------------------------------------------------------------------------------------
  FEDERATED CAPITAL INCOME FUND II
      Accumulation Unit Value at beginning of period            $ 9.178 $12.116 $14.115 $15.561 $15.375 $13.550 $10.748
  -------------------------------------------------------------------------------------------------------------------------
      Accumulation Unit Value at end of period                  $11.026 $ 9.178 $12.116 $14.115 $15.561 $15.375 $13.550
  -------------------------------------------------------------------------------------------------------------------------
      Number of Accumulation Units outstanding at end of period
        (in thousands)                                                3       3       3       7       4       3      --
  -------------------------------------------------------------------------------------------------------------------------
  FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES FUND II
      Accumulation Unit Value at beginning of period            $14.508 $13.364 $12.542 $11.352 $11.473 $10.705 $10.000
  -------------------------------------------------------------------------------------------------------------------------
      Accumulation Unit Value at end of period                  $14.785 $14.508 $13.364 $12.542 $11.352 $11.473 $10.705
  -------------------------------------------------------------------------------------------------------------------------
      Number of Accumulation Units outstanding at end of period
        (in thousands)                                               14      25      35      21       8       4       2
  -------------------------------------------------------------------------------------------------------------------------
  FEDERATED HIGH INCOME BOND FUND II
      Accumulation Unit Value at beginning of period            $11.946 $11.834 $11.733 $12.956 $12.720 $12.441 $10.978
  -------------------------------------------------------------------------------------------------------------------------
      Accumulation Unit Value at end of period                  $14.534 $11.946 $11.834 $11.733 $12.956 $12.720 $12.441
  -------------------------------------------------------------------------------------------------------------------------
      Number of Accumulation Units outstanding at end of period
        (in thousands)                                                5       8       7      11       9      32      30
  -------------------------------------------------------------------------------------------------------------------------
  GARTMORE GVIT DEVELOPING MARKETS FUND
      Accumulation Unit Value at beginning of period            $ 7.285 $    -- $    -- $    -- $    -- $    -- $    --(a)
  -------------------------------------------------------------------------------------------------------------------------
      Accumulation Unit Value at end of period                  $10.115 $    -- $    -- $    -- $    -- $    -- $    --
  -------------------------------------------------------------------------------------------------------------------------
      Number of Accumulation Units outstanding at end of period
        (in thousands)                                                8      --      --      --      --      --      --
  -------------------------------------------------------------------------------------------------------------------------

FIRST FORTIS LIFE INSURANCE COMPANY                                           33
--------------------------------------------------------------------------------

                                                                                    AS OF DECEMBER 31,
                                                                -----------------------------------------------------------
  SUB-ACCOUNT                                                    2003    2002    2001    2000    1999    1998    1997
  -------------------------------------------------------------------------------------------------------------------------
  HARTFORD INDEX HLS FUND
      Accumulation Unit Value at beginning of period            $11.961 $15.493 $    -- $    -- $    -- $    -- $    --
  -------------------------------------------------------------------------------------------------------------------------
      Accumulation Unit Value at end of period                  $15.257 $11.961 $    -- $    -- $    -- $    -- $    --
  -------------------------------------------------------------------------------------------------------------------------
      Number of Accumulation Units outstanding at end of period
        (in thousands)                                               24      22      --      --      --      --      --
  -------------------------------------------------------------------------------------------------------------------------
  ING VP EMERGING MARKETS FUND
      Accumulation Unit Value at beginning of period            $ 6.418 $ 7.111 $ 7.993 $13.480 $ 5.940 $ 8.300 $ 9.426
  -------------------------------------------------------------------------------------------------------------------------
      Accumulation Unit Value at end of period                  $ 9.406 $ 6.418 $ 7.111 $ 7.993 $13.480 $ 5.940 $ 8.300
  -------------------------------------------------------------------------------------------------------------------------
      Number of Accumulation Units outstanding at end of period
        (in thousands)                                                1       1       4       2       1      --      --
  -------------------------------------------------------------------------------------------------------------------------
  ING VP NATURAL RESOURCES TRUST
      Accumulation Unit Value at beginning of period            $11.230 $11.522 $13.768 $11.684 $10.288 $12.853 $12.050
  -------------------------------------------------------------------------------------------------------------------------
      Accumulation Unit Value at end of period                  $14.593 $11.230 $11.522 $13.768 $11.684 $10.288 $12.853
  -------------------------------------------------------------------------------------------------------------------------
      Number of Accumulation Units outstanding at end of period
        (in thousands)                                                2       2       9       1       1      --      --
  -------------------------------------------------------------------------------------------------------------------------
  INVESCO CORE EQUITY FUND
      Accumulation Unit Value at beginning of period            $12.117 $15.047 $16.592 $15.922 $13.928 $12.137 $10.000
  -------------------------------------------------------------------------------------------------------------------------
      Accumulation Unit Value at end of period                  $14.788 $12.117 $15.047 $16.592 $15.922 $13.928 $12.137
  -------------------------------------------------------------------------------------------------------------------------
      Number of Accumulation Units outstanding at end of period
        (in thousands)                                                9      --      --      --      --      --      --
  -------------------------------------------------------------------------------------------------------------------------
  INVESCO HEALTH SCIENCE FUND
      Accumulation Unit Value at beginning of period            $13.899 $18.480 $21.236 $16.342 $15.654 $11.007 $10.000
  -------------------------------------------------------------------------------------------------------------------------
      Accumulation Unit Value at end of period                  $17.680 $13.899 $18.480 $21.236 $16.342 $15.654 $11.007
  -------------------------------------------------------------------------------------------------------------------------
      Number of Accumulation Units outstanding at end of period
        (in thousands)                                               11      12      13      23       6       8      --
  -------------------------------------------------------------------------------------------------------------------------
  INVESCO TECHNOLOGY FUND
      Accumulation Unit Value at beginning of period            $ 8.032 $15.178 $28.144 $36.917 $14.322 $11.446 $10.000
  -------------------------------------------------------------------------------------------------------------------------
      Accumulation Unit Value at end of period                  $11.617 $ 8.032 $15.178 $28.144 $36.917 $14.322 $11.446
  -------------------------------------------------------------------------------------------------------------------------
      Number of Accumulation Units outstanding at end of period
        (in thousands)                                               31      31      46      45      31       2      --
  -------------------------------------------------------------------------------------------------------------------------
  MFS EMERGING GROWTH SERIES
      Accumulation Unit Value at beginning of period            $11.314 $17.158 $25.912 $32.324 $18.374 $13.756 $11.335
  -------------------------------------------------------------------------------------------------------------------------
      Accumulation Unit Value at end of period                  $14.668 $11.314 $17.158 $25.912 $32.324 $18.374 $13.756
  -------------------------------------------------------------------------------------------------------------------------
      Number of Accumulation Units outstanding at end of period
        (in thousands)                                                1       6      12      14      13       7      11
  -------------------------------------------------------------------------------------------------------------------------
  MFS HIGH INCOME SERIES
      Accumulation Unit Value at beginning of period            $12.531 $12.272 $12.077 $12.998 $12.266 $12.342 $10.912
  -------------------------------------------------------------------------------------------------------------------------
      Accumulation Unit Value at end of period                  $14.715 $12.531 $12.272 $12.077 $12.998 $12.266 $12.342
  -------------------------------------------------------------------------------------------------------------------------
      Number of Accumulation Units outstanding at end of period
        (in thousands)                                                5      12      11      15      14      43      39
  -------------------------------------------------------------------------------------------------------------------------
  MFS STRATEGIC INCOME SERIES
      Accumulation Unit Value at beginning of period            $12.553 $11.633 $11.154 $10.685 $11.008 $10.249 $10.411
  -------------------------------------------------------------------------------------------------------------------------
      Accumulation Unit Value at end of period                  $13.794 $12.553 $11.633 $11.154 $10.685 $11.008 $10.249
  -------------------------------------------------------------------------------------------------------------------------
      Number of Accumulation Units outstanding at end of period
        (in thousands)                                                2       2       4       6       2      --      --
  -------------------------------------------------------------------------------------------------------------------------
  NEUBERGER BERMAN AMT LIMITED MATURITY BOND PORTFOLIO
      Accumulation Unit Value at beginning of period            $13.309 $12.691 $11.718 $11.023 $10.911 $10.498 $ 9.879
  -------------------------------------------------------------------------------------------------------------------------
      Accumulation Unit Value at end of period                  $13.570 $13.309 $12.691 $11.718 $11.023 $10.911 $10.498
  -------------------------------------------------------------------------------------------------------------------------
      Number of Accumulation Units outstanding at end of period
        (in thousands)                                               10      13       8       4       3       5      --
  -------------------------------------------------------------------------------------------------------------------------
  NEUBERGER BERMAN AMT PARTNERS PORTFOLIO
      Accumulation Unit Value at beginning of period            $10.135 $13.422 $13.880 $13.835 $12.946 $12.478 $ 9.593
  -------------------------------------------------------------------------------------------------------------------------
      Accumulation Unit Value at end of period                  $13.630 $10.135 $13.422 $13.880 $13.835 $12.946 $12.478
  -------------------------------------------------------------------------------------------------------------------------
      Number of Accumulation Units outstanding at end of period
        (in thousands)                                                5       4       6       8       3       4       1
  -------------------------------------------------------------------------------------------------------------------------
  SAFECO CORE EQUITY PORTFOLIO
      Accumulation Unit Value at beginning of period            $ 9.711 $13.166 $14.596 $16.436 $15.105 $12.152 $ 9.778
  -------------------------------------------------------------------------------------------------------------------------
      Accumulation Unit Value at end of period                  $12.063 $ 9.711 $13.166 $14.596 $16.436 $15.105 $12.152
  -------------------------------------------------------------------------------------------------------------------------
      Number of Accumulation Units outstanding at end of period
        (in thousands)                                               10      21      26      33      25      25      19
  -------------------------------------------------------------------------------------------------------------------------

34                                           FIRST FORTIS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                    AS OF DECEMBER 31,
                                                                -----------------------------------------------------------
  SUB-ACCOUNT                                                    2003    2002    2001    2000    1999    1998    1997
  -------------------------------------------------------------------------------------------------------------------------
  SAFECO GROWTH OPPORTUNITIES PORTFOLIO
      Accumulation Unit Value at beginning of period            $11.019 $17.757 $14.973 $16.023 $15.237 $14.993 $10.398
  -------------------------------------------------------------------------------------------------------------------------
      Accumulation Unit Value at end of period                  $15.679 $11.019 $17.757 $14.973 $16.023 $15.237 $14.993
  -------------------------------------------------------------------------------------------------------------------------
      Number of Accumulation Units outstanding at end of period
        (in thousands)                                               10      14      28      13       8      14       1
  -------------------------------------------------------------------------------------------------------------------------
  THE STRONG MID CAP GROWTH FUND II
      Accumulation Unit Value at beginning of period            $ 6.762 $10.876 $10.000 $    -- $    -- $    -- $    --
  -------------------------------------------------------------------------------------------------------------------------
      Accumulation Unit Value at end of period                  $ 9.034 $ 6.762 $10.876 $    -- $    -- $    -- $    --
  -------------------------------------------------------------------------------------------------------------------------
      Number of Accumulation Units outstanding at end of period
        (in thousands)                                               10       7      --      --      --      --      --
  -------------------------------------------------------------------------------------------------------------------------
  VAN ECK WORLDWIDE BOND FUND
      Accumulation Unit Value at beginning of period            $12.540 $10.354 $10.954 $10.807 $11.778 $10.493 $10.293
  -------------------------------------------------------------------------------------------------------------------------
      Accumulation Unit Value at end of period                  $14.751 $12.540 $10.354 $10.954 $10.807 $11.778 $10.493
  -------------------------------------------------------------------------------------------------------------------------
      Number of Accumulation Units outstanding at end of period
        (in thousands)                                                1       2       1       2       2       1       4
  -------------------------------------------------------------------------------------------------------------------------
  VAN ECK WORLDWIDE HARD ASSETS FUND
      Accumulation Unit Value at beginning of period            $ 7.754 $ 8.016 $ 8.992 $ 8.108 $ 6.731 $ 9.775 $ 9.992
  -------------------------------------------------------------------------------------------------------------------------
      Accumulation Unit Value at end of period                  $11.199 $ 7.754 $ 8.016 $ 8.992 $ 8.108 $ 6.731 $ 9.775
  -------------------------------------------------------------------------------------------------------------------------
      Number of Accumulation Units outstanding at end of period
        (in thousands)                                                1      --       3       3       1      --      --
  -------------------------------------------------------------------------------------------------------------------------

(a) Inception date June 20, 2003.

FIRST FORTIS LIFE INSURANCE COMPANY                                           35
--------------------------------------------------------------------------------

FURTHER INFORMATION ABOUT FIRST FORTIS
LIFE INSURANCE COMPANY

BUSINESS

First Fortis is a stock life insurance company formed in 1971 and organized under the laws of the State of New York. It is a direct wholly owned subsidiary of Assurant, Inc. (Assurant), which owns and operates a number of companies that provide insurance products and related services in North America and selected other markets. Assurant, a Delaware corporation, completed an initial public offering of its common stock in February 2004, and its common stock now trades on The New York Stock Exchange. Prior to the initial public offering, Fortis, Inc., a Nevada corporation, had formed Assurant and merged into it on February 4, 2004. The merger was done in order to redomesticate Fortis, Inc. from Nevada to Delaware and to change its name. As a result of the merger, Assurant is the successor to the business operations and obligations of Fortis, Inc. First Fortis has been a wholly owned subsidiary of Fortis, Inc. since 1989.

References to the "Company," "First Fortis," "we," "us" or "our" refer to First Fortis Life Insurance Company. Also, in this report, references to "Assurant" refer to Fortis, Inc. and its subsidiaries prior to the merger described above, and Assurant, Inc. and its subsidiaries after the consummation of the merger described above.

As an indirect wholly owned subsidiary of Assurant, First Fortis does not have any publicly issued equity or debt securities. We are, however, subject to certain filing requirements of the Securities Exchange Act of 1934, as amended, because we have issued certain variable and market value adjusted insurance contracts, which are required to be registered with the SEC as securities. Effective April 1, 2001, Assurant exited this line of business and sold the business segment, then referred to as Fortis Financial Group, to The Hartford Financial Services Group, Inc. and certain of its subsidiaries (The Hartford). This sale was accomplished by means of reinsurance and modified coinsurance. As a result, The Hartford is contractually responsible for servicing the insurance contracts, including the payment of benefits, oversight of investment management, overall contract administration and funding of reserves. If The Hartford fails to fulfill its obligations, however, we will be obligated to perform the services and make the required payments and funding.

In addition, effective March 1, 2000, Assurant sold all of its long term care insurance operations to John Hancock Life Insurance Company (John Hancock). In connection with that sale, we reinsured our existing block of long-term care insurance policies to John Hancock on a coinsurance basis. Under the coinsurance agreement, we transferred 100% of the policy reserves and related assets on this block of business to John Hancock, and John Hancock agreed to be responsible for 100% of the policy benefits. The assets backing the liabilities on this business are held in a trust and John Hancock is obligated to fund the trust if the value of the assets is deemed insufficient to fund the liabilities. If John Hancock fails to fulfill these obligations, we will be obligated to make these payments.

In 2001, another indirect wholly owned subsidiary of Assurant, Bankers American Life Assurance Company (BALAC), merged into First Fortis. Pursuant to that merger, First Fortis acquired all assets and liabilities of BALAC, which had been licensed to write insurance business only in the State of New York.

On June 2, 2003, Assurant terminated the Voting Trust Agreement, dated June 1, 1999, pursuant to which Assurant's voting rights with respect to our stock had been placed in a trust. The trust was established after a stockholder in Belgium, Societe Generale de Belgique S.A. (SGB), and its parent company, Suez Lyonnaise des Eaux (Suez), acquired more than 20% of the stock of Fortis SA/NV, one of the indirect stockholders of Assurant. This caused Suez and SGB to hold indirectly more than 10% of our stock. However, as of April 24, 2003, Suez and SGB reduced their stock holdings to only 1.5% of Fortis SA/NV which, at that time, represented only 0.75% of our stock. Because the ownership percentage of Suez and SGB was substantially below the 10% threshold set forth in
Section 1501(a)(2) of the New York Insurance Law, the trust was terminated pursuant to Section 11(a) of the Voting Trust Agreement, and all voting rights of our stock are now held directly by Assurant.

Assurant currently has four decentralized operating business segments including the following:

- Assurant Employee Benefits, which provides employer- and employee-paid group dental insurance, as well as group disability insurance and group life insurance. In its core benefits business, Assurant Employee Benefits focuses on employer-sponsored programs for employers with typically between 20 and 1,000 employees and, at December 31, 2003, substantially all of Assurant Employee Benefits' coverages in force were for employers with less than 1,000 employees. This business segment has a particularly strong emphasis on employers with under 250 employees. The average in force case size at Assurant Employee Benefits was 56 enrolled employees as of December 31, 2003.

- Assurant Solutions, which provides specialty property solutions and consumer protection solutions. Specialty property solutions primarily include creditor-placed homeowners insurance (including tracking services) and manufactured housing homeowners insurance. Consumer protection solutions primarily include debt protection administration, credit insurance and warranties and extended service contracts. Assurant Solutions develops, underwrites and markets specialty insurance products and services through collaborative relationships with its clients (financial institutions, retailers, manufactured housing and automobile dealers, utilities and other entities) to their customers. In its consumer protection solutions division, Assurant Solutions intends to continue to focus on being a low-cost provider of debt protection administration services, to leverage its administrative infrastructure with its large customer base clients and to manage the switch from credit

36                                           FIRST FORTIS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
  insurance programs to debt protection programs in the United States.

- Assurant Health, which provides individual health insurance, including short-term and student medical insurance, and small employer group insurance.

- Assurant PreNeed, which provides pre-funded funeral insurance. This insurance provides whole life insurance death benefits or annuity benefits used to fund costs incurred in connection with pre-arranged funerals.

First Fortis, which is licensed to sell life, health and annuity insurance only in New York, writes certain of the insurance products that are marketed in New York by the Assurant Employee Benefits and Assurant Solutions business segments. Within the Assurant Employee Benefits segment, we write group life, group dental, group long-term disability and group short-term disability insurance products, and we provide sales, marketing, underwriting, claims and other administrative services for those products. Within the Assurant Solutions segment, we market, sell and issue credit life and health insurance products, but the administration of those products is handled by other entities within that segment. Of our total gross revenues generated during 2003, approximately 76% were from the Assurant Employee Benefits segment and approximately 18% from the Assurant Solutions segment. It is possible that our sales of the credit life and health insurance products for the Assurant Solutions segment will decline, as almost all of the largest credit card issuing institutions in the United States have switched from offering credit insurance to their credit card customers to offering their own banking-approved debt protection programs. Assurant Solutions earns fee income from performing debt protection administration services for such institutions, but we are not involved in providing those services and do not receive that fee income.

RISK FACTORS

First Fortis is subject to risks associated with our business. These risks include, among others:

- Reliance on Relationships with Significant Clients, Distributors and Other Parties. If our significant clients, distributors and other parties with which we do business decline to renew or seek to terminate our relationships or contractual arrangements, our results of operations and financial condition could be materially adversely affected. We are also subject to the risk that these parties may face financial difficulties, reputational issues or problems with respect to their own products and services, which may lead to decreased sales of products and services.

- Failure to Attract and Retain Sales Representatives or Develop and Maintain Distribution Sources. Our sales representatives interface with clients and third party distributors. Our inability to attract and retain our sales representatives or an interruption in, or changes to, our relationships with various third-party distributors could impair our ability to compete and market our insurance products and services and materially adversely affect our results of operations and financial condition. In addition, our ability to market our products and services depends on our ability to tailor our channels of distribution to comply with changes in the regulatory environment.

- Effect of General Economic, Financial Market and Political Conditions. Our results of operations and financial condition may be materially adversely affected by general economic, financial market and political conditions, including:

    - insurance industry cycles;

    - levels of employment;

    - levels of inflation and movements of the financial markets;

    - fluctuations in interest rates;

    - monetary policy;

    - demographics; and

    - legislative and competitive factors.

- Failure to Predict Accurately Benefits and Other Costs and Claims. We may be unable to predict accurately benefits, claims and other costs or to manage such costs through our loss limitation methods, which could have a material adverse effect on our results of operations and financial condition if claims substantially exceed our expectations.

- Changes in Regulation. Legislation or other regulatory reform that increases the regulatory requirements imposed on us or that changes the way we are able to do business may significantly harm our business or results of operations in the future.

As of December 31, 2003, we had approximately 25 employees in our sales offices in New York City and Rochester, New York. In addition, approximately 33 Assurant employees, subject to a lease arrangement, spend at least a portion of their time working for us at our headquarters in Syracuse, New York.

PROPERTIES

We lease a 15,684 square foot office building in Syracuse, New York that serves as our headquarters. We also lease 9,471 square feet of space in New York City and 2,539 square feet of space in Rochester, New York that serve as sales offices. We believe that our leased properties are adequate for our current business operations.

LEGAL PROCEEDINGS

We are regularly involved in litigation in the ordinary course of business, both as a defendant and as a plaintiff. We may from time to time be subject to a variety of legal and regulatory actions relating to our current and past business operations. While we cannot predict the outcome of any pending or future litigation, examination or investigation and although no assurances can be given, we do not believe that any pending matter will have a material adverse effect on our financial condition or results of operations.

FIRST FORTIS LIFE INSURANCE COMPANY                                           37
--------------------------------------------------------------------------------

MARKET FOR REGISTRANT'S COMMON EQUITY, RELATED STOCKHOLDER MATTERS AND ISSUER PURCHASES OF EQUITY SECURITIES

There is no public trading market for our common stock. As of March 1, 2004, we had 100,000 shares of common stock outstanding, all of which are owned directly by Assurant. We did not pay any dividends to our stockholder in 2002 or 2003. As part of the regulatory approval process for the 2001 merger of BALAC into First Fortis, we agreed not to pay any ordinary dividends to Assurant until fiscal year 2004.

SELECTED FINANCIAL DATA
The following is a summary of certain financial data of First Fortis. This summary has been derived in part from the financial statements of First Fortis included elsewhere in this prospectus. You should read the following along with these financial statements.

                                                    FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                                    --------------------
(IN MILLIONS)                                         2003       2002
------------------------------------------------------------------------
REVENUES:
Net earned premiums and other considerations           $69        $74
Net investment income                                   10         11
Net realized gains (losses) on investments               1         (3)
Fees and other income                                    2          3
                                                       ---        ---
Total revenues                                          82         85
                                                       ---        ---
BENEFITS, LOSSES AND EXPENSES:
Policyholder benefits                                   45         47
Selling, underwriting and general expenses              24         26
                                                       ---        ---
Total benefits, losses and expenses                     69         73
                                                       ---        ---
INCOME BEFORE INCOME TAXES:                             13         12
Income taxes                                             4          4
                                                       ---        ---
NET INCOME                                             $ 9        $ 8
------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2003 COMPARED TO DECEMBER 31, 2002

TOTAL REVENUES

Total revenues decreased by $3 million, or 3.5%, from $85 million for the year ended December 31, 2002, to $82 million for the year ended December 31, 2003. This decrease was primarily due to a decline in net earned premiums, resulting from a decline in the rate of renewals for both the group life and the credit life and health business. The decline in renewals for the group life business resulted primarily from our continued pricing discipline. The decline in renewals for the credit life and health business resulted primarily from an adverse regulatory climate that has affected this line of business generally. In 2003, our total net earned premiums were derived 83% from the group life, group dental and group disability business, and 17% from the credit life and health business. In 2002, the group life, group dental and group disability business accounted for 77% of our premiums, and the credit life and health business accounted for 23% of our premiums.

Net investment income decreased slightly from $11 million in 2002 to $10 million in 2003 due to lower yielding investment markets. Changes in interest rates during 2003 and 2002 resulted in recognition of realized gains and losses on sales of securities. The Company realized gains of $1 million and losses of $3 million in 2003 and 2002, respectively. We continue to match investment portfolio composition to liquidity needs and capital requirements.

POLICYHOLDER BENEFITS

Policyholder benefits decreased by $2 million, or 4.3%, from $47 million for the year ended December 31, 2002, to $45 million for the year ended December 31, 2003. The decrease was driven by favorable development in disability claims and lower claims volume due to the reduction in group life net earned premiums. In addition, during the third quarter of 2003, we completed reserve studies for the group life, group dental and group disability products, which concluded that, in the aggregate, these reserves were redundant. Adjustments were made to reserves to reflect current mortality and morbidity experience. In addition, the reserve discount rate on all claims was changed to reflect the continuing low interest rate environment. The net impact of these adjustments was a reduction in reserves of approximately $0.2 million.

The total policyholder benefit to premium ratio increased from 64% in 2002 to 65% in 2003. Although the group dental, group disability and group life loss ratios were all impacted by the reserve adjustment described above, our overall increase is due primarily to the credit life and health business. In that line of business, the policyholder benefit to premium ratio increased

38                                           FIRST FORTIS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
from 39% in 2002 to 60% in 2003, driven by two primary factors. First, we have ceased writing any new single premium life insurance business and the existing policies are in run-off. These policies have an average 36 month term and, in run-off, the net earned premiums decrease more quickly than benefits because of premium cancellations. Second, we are no longer marketing mortgage life insurance, which had a low loss ratio.

EXPENSES

Commensurate with the decline in net earned premiums from 2002 to 2003, general and administrative expenses fell from $26 million in 2002 to $24 million in 2003. Our general and administrative expense to premium ratio stayed flat at 22% from 2002 to 2003.

QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK

As a provider of insurance products, effective risk management is fundamental to our ability to protect both our customers' and our stockholder's interests. We are exposed to potential loss from various market risks, in particular interest rate risk and credit risk, as well as inflation risk.

Interest rate risk is the possibility the fair value of liabilities will change more or less than the market value of investments in response to changes in interest rates, including changes in the slope or shape of the yield curve and changes in spreads due to credit risks and other factors.

Credit risk is the possibility that counterparties may not be able to meet payment obligations when they become due. We assume counterparty credit risk in many forms. A counterparty is any person or entity from which cash or other forms of consideration are expected to extinguish a liability or obligation to us. Primarily, our credit risk exposure is concentrated in our fixed income investment portfolio and, to a lesser extent, in our reinsurance recoverables.

INTEREST RATE RISK

Interest rate risk arises as we invest substantial funds in interest-sensitive fixed income assets, such as fixed maturity investments, mortgage-backed and asset-backed securities and commercial mortgage loans. There are two forms of interest rate risk--price risk and reinvestment risk. Price risk occurs when fluctuations in interest rates have a direct impact on the market valuation of these investments. As interest rates rise, the market value of these investments falls, and conversely, as interest rates fall, the market value of these investments rises. Reinvestment risk occurs when fluctuations in interest rates have a direct impact on expected cash flows from mortgage-backed and asset-backed securities. As interest rates fall, an increase in prepayments on these assets results in earlier than expected receipt of cash flows forcing us to reinvest the proceeds in an unfavorable lower interest rate environment, and conversely as interest rates rise, a decrease in prepayments on these assets results in later than expected receipt of cash flows forcing us to forgo reinvesting in a favorable higher interest rate environment. As of December 31, 2003, we held $168 million of fixed maturity securities at fair market value and $4 million of commercial mortgages at amortized cost for a combined total of 90% of total invested assets. As of December 31, 2002, we held $176 million of fixed maturity securities at fair market value and no commercial mortgages for a combined total of 96% of total invested assets.

We expect to manage interest rate risk by selecting investments with characteristics such as duration, yield, currency and liquidity tailored to the anticipated cash outflow characteristics of our insurance and reinsurance liabilities.

Our group long-term disability reserves are also sensitive to interest rates. Group long-term disability reserves are discounted to the valuation date at the valuation interest rate. The valuation interest rate is determined by taking into consideration actual and expected earned rates on our asset portfolio, with adjustments for investment expenses and provisions for adverse deviation.

The interest rate sensitivity of our fixed maturity security assets is assessed using hypothetical test scenarios that assume several positive and negative parallel shifts of the underlying yield curves. The individual securities are repriced under each scenario using a valuation model. For investments such as mortgage-backed and asset-backed securities, a prepayment model was used in conjunction with a valuation model. Our actual experience may differ from the results noted below particularly due to assumptions utilized or if events occur that were not included in the methodology.

CREDIT RISK

We have exposure to credit risk primarily as a holder of fixed income securities and by entering into reinsurance cessions.

Our risk management strategy and investment policy is to invest in debt instruments of high credit quality issuers and to limit the amount of credit exposure with respect to any one issuer. We attempt to limit our credit exposure by imposing fixed maturity portfolio limits on individual issuers based upon credit quality. Currently our portfolio limits are 1.5% for issuers rated AA-and above, 1% for issuers rated A- to A+, 0.75% for issuers rated BBB- to BBB+ and 0.38% for issuers rated BB- to BB+. These portfolio limits are further reduced for certain issuers with whom we have credit exposure on reinsurance agreements. We use the lower of Moody's or Standard & Poor's ratings to determine an issuer's rating.

We are also exposed to the credit risk of our reinsurers. When we reinsure, we are still liable to our insureds regardless of whether we get reimbursed by our reinsurer. As part of our overall risk and capacity management strategy, we purchase reinsurance for certain risks that we underwrite.

For at least 50% of our $100 million of reinsurance recoverables at December 31, 2003, we are protected from the credit risk by using some type of risk mitigation mechanism such as a trust, letter of credit or by withholding the assets in a modified coinsurance or co-funds-withheld arrangement. For recoverables that are not protected by these mechanisms, we are dependent solely on the credit of the reinsurer. Occasionally, the credit worthiness of the reinsurer becomes questionable. Reinsurance may not be available or adequate to protect us against losses, and we are subject to the credit risk of reinsurers. We believe that a majority of our reinsurers are rated "A-" or better by A.M. Best.

FIRST FORTIS LIFE INSURANCE COMPANY                                           39
--------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION


----------------------------------------------------------------------
GENERAL INFORMATION
----------------------------------------------------------------------
    Safekeeping of Assets
----------------------------------------------------------------------
    Independent Accountants
----------------------------------------------------------------------
    Non-Participating
----------------------------------------------------------------------
    Misstatement of Age or Sex
----------------------------------------------------------------------
    Principal Underwriter
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION
----------------------------------------------------------------------
    Total Return for all Sub-Accounts
----------------------------------------------------------------------
    Yield for Sub-Accounts
----------------------------------------------------------------------
    Money Market Sub-Accounts
----------------------------------------------------------------------
    Additional Materials
----------------------------------------------------------------------
    Performance Comparisons
----------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------

40                                           FIRST FORTIS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX I -- SAMPLE MARKET VALUE ADJUSTMENT CALCULATIONS

We will determine the Market Value Adjustment by multiplying the General Account value that is withdrawn or transferred from the existing Guarantee Period (after deduction of any applicable surrender charge) by the following factor:

               [(1 + I)/(1 + J + .0025)] TO THE POWER OF n/12 - 1

where,

- I is the guaranteed interest rate we credit to the general account value that is withdrawn or transferred from the existing Guarantee Period.

- J is the guaranteed interest rate we are then offering for new Guarantee Periods with durations equal to the number of years remaining in the existing Guarantee Period (rounded up to the next higher number of years).

- N is the number of months remaining in the existing Guarantee Period (rounded up to the next higher number of months).

However, if we stop offering a guaranteed interest rate for a Guarantee Period, we determine I and J with a different method. In these cases, we determine I and J by using the "bond equivalent yield" on applicable U.S. Treasury Bills or U.S. Treasury Notes. We determine this yield on either the 1st or the 15th of the applicable month. Therefore, if we stop offering a guaranteed interest rate for a Guarantee Period, I and J will be as follows:

- I is the bond equivalent yield that was available on applicable U.S. Treasury Bills or U.S. Treasury Notes at the beginning of the existing Guarantee Period. The applicable U.S. Treasury Bills or U.S. Treasury Notes will be those that have maturities equal in length to that of the existing Guarantee Period.

- J is the bond equivalent yield on applicable U.S. Treasury Bills or U.S. Treasury Notes that is available at the time we calculate the Market Value Adjustment. The applicable U.S. Treasury Bills or U.S. Treasury Notes will be those that have maturities equal in length to the length of time remaining in the existing Guarantee Period.

SAMPLE CALCULATION 1: POSITIVE ADJUSTMENT

Amount withdrawn or transferred                           $10,000
Existing Guarantee Period                                 7 Years
Time of withdrawal or transfer                            Beginning of 3rd year of Existing Guarantee Period
Guaranteed Interest Rate (I)                              8%*
Guaranteed Interest Rate for new 5-year guarantee (J)     7%*
Remaining Guarantee Period (N)                            60 months

Market Value Adjustment:                               =      $10,000 X [[(1 + .08)/(1 + .07 + .0025)] TO THE
                                                              POWER OF 60/12 - 1]
                                                       =      $354.57

Amount transferred or withdrawn (adjusted for Market Value Adjustment):
$10,354.57

SAMPLE CALCULATION 2: NEGATIVE ADJUSTMENT

Amount withdrawn or transferred                           $10,000
Existing Guarantee Period                                 7 Years
Time of withdrawal or transfer                            Beginning of 3rd year of Existing Guarantee Period
Guaranteed Interest Rate (I)                              8%*
Guaranteed Interest Rate for new 5-year guarantee (J)     9%*
Remaining Guarantee Period (N)                            60 months

Market Value Adjustment:                               =      $10,000 X [[(1 + .08)/(1 + .09 + .0025)] TO THE
                                                              POWER OF 60/12 - 1]
                                                       =      -$559.14

Amount transferred or withdrawn (adjusted for Market Value Adjustment):
$9,440.86

FIRST FORTIS LIFE INSURANCE COMPANY                                           41
--------------------------------------------------------------------------------

SAMPLE CALCULATION 3: NEGATIVE ADJUSTMENT

Amount withdrawn or transferred                           $10,000
Existing Guarantee Period                                 7 Years
Time of withdrawal or transfer                            Beginning of 3rd year of Existing Guarantee Period
Guaranteed Interest Rate (I)                              8%*
Guaranteed Interest Rate for new 5-year guarantee (J)     7.75%*
Remaining Guarantee Period (N)                            60 months

Market Value Adjustment:                               =      $10,000 X [[(1 + .08)/(1 + .0775 + .0025)] TO THE
                                                              POWER OF 60/12 - 1]
                                                       =      0

Amount transferred or withdrawn (adjusted for Market Value Adjustment): $10,000

*   Assumed for illustrative purposes only.

42                                           FIRST FORTIS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX II -- INVESTMENTS BY FORTIS

Fortis' legal obligations with respect to the Guarantee Periods are supported by our general account assets. These general account assets also support our obligations under other insurance and annuity contracts. Investments purchased with amounts allocated to the Guarantee Periods are the property of Fortis, and you have no legal rights in such investments. Subject to applicable law, we have sole discretion over the investment of assets in our general account. Neither our general account nor the Guarantee Periods are subject to registration under the Investment Company Act of 1940.

We will invest amounts in our general account in compliance with applicable state insurance laws and regulations concerning the nature and quality of investments for the general account. Within specified limits and subject to certain standards and limitations, these laws generally permit investment in:

- federal, state and municipal obligations,

- preferred and common stocks,

- corporate bonds,

- real estate mortgages and mortgage backed securities,

- real estate, and

- certain other investments, including various derivative investments.

See the Financial Statements for information on our investments.

When we establish guaranteed interest rates, we will consider the available return on the instruments in which we invest amounts allocated to the general account. However, this return is only one of many factors we consider when we establish the guaranteed interest rates. See "Guarantee Periods".

Generally, we expect to invest amounts allocated to the Guarantee Periods in debt instruments. We expect that these debt instruments will approximately match our liabilities with regard to the Guarantee Periods. We also expect that these debt instruments will primarily include:

(1) securities issued by the United States Government or its agencies or instrumentalities. These securities may or may not be guaranteed by the United States Government;

(2) debt securities that, at the time of purchase, have an investment grade within the four highest grades assigned by Moody's Investors Services, Inc. ("Moody's"), Standard & Poor's Corporation ("Standard & Poor's"), or any other nationally recognized rating service. Moody's four highest grades are:
    Aaa, Aa, A, and Baa. Standard & Poor's four highest grades are: AAA, AA, A, and BBB;

(3) other debt instruments including, but not limited to, issues of, or guaranteed by, banks or bank holding companies and corporations. Although not rated by Moody's or Standard & Poor's, we deem these obligations to have an investment quality comparable to securities that may be purchased as stated above;

(4) other evidences of indebtedness secured by mortgages or deeds of trust representing liens upon real estate.

Except as required by applicable state insurance laws and regulations, we are not obligated to invest amounts allocated to the general account according to any particular strategy.

The Contracts are reinsured by Hartford Life Insurance Company. As part of this reinsurance arrangement, the assets supporting the General Account under the Contracts are held by Fortis; however, these assets are managed by Hartford Investment Management Company ("HIMCO"), an affiliate of Hartford Life and Annuity Insurance Company. HIMCO generally invests those assets as described above for the Contract General Account related investments of Fortis.

To obtain a Statement of Additional Information, please complete the form below and mail to:

    First Fortis Life Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for First Fortis Masters variable annuity to me at the following address:

----------------------------------------------------
                                      Name

------------------------------------------------------------------
                                    Address

------------------------------------------------------------------
                            City/State      Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                      FIRST FORTIS LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                         TD WATERHOUSE VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to First Fortis Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.

Date of Prospectus: May 3, 2004
Date of Statement of Additional Information: May 3, 2004

TABLE OF CONTENTS

GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Experts                                                        2
----------------------------------------------------------------------
    Independent Accountants                                        2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        3
----------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------

2                                            FIRST FORTIS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Fortis holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Fortis' general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The statements of assets and liabilities of First Fortis Life Insurance Company Separate Account A (the "Account") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years ended December 31, 2003 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated February 25, 2004, which is included herein, and has been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

INDEPENDENT ACCOUNTANTS

The financial statements of First Fortis Life Insurance Company as of
December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003 included in this Registration Statement have been audited by PricewaterhouseCoopers LLP and are included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. The principal business address of PricewaterhouseCoopers LLP is 650 Third Avenue South, Suite 1300, Minneapolis, MN 55402.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Woodbury Financial Services, Inc. ("Woodbury Financial"), the principal underwriter of the Contracts, is a Minnesota corporation and a member of the Securities Investors Protection Corporation. Fortis Benefits paid a total of $400,793, $30,780 and $22,411 to Woodbury Financial for annuity contract distribution services during 2001, 2002 and 2003 respectively.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Fortis uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and expense risk charge, the highest possible contingent deferred charge, any applicable administrative charge or annual maintenance fee.

The formula Fortis uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

FIRST FORTIS LIFE INSURANCE COMPANY                                            3
--------------------------------------------------------------------------------

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and any annual maintenance fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge or annual maintenance fee.

The formula Fortis uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge or annual maintenance fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Fortis takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Fortis then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Fortis then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Fortis deducts for mortality and expense risk charge, any applicable administrative charge or annual maintenance fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Fortis uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4                                            FIRST FORTIS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Fortis may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF
FIRST FORTIS LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A
 AND THE BOARD OF DIRECTORS OF
 FIRST FORTIS LIFE INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities, of First Fortis Life Insurance Company Separate Account A (the "Account") comprising the American Century VP Balanced Fund, American Century VP Capital Appreciation Fund, AllianceBernstein International Portfolio, AllianceBernstein Money Market Portfolio, AllianceBernstein Premier Growth Portfolio, Federated American Leaders Fund II, Federated Fund for U.S. Government Securities Fund II, Federated High Income Bond Fund II, Federated Capital Income Fund II, Gartmore GVIT Developing Markets Fund, Hartford Advisers HLS Fund, Hartford Blue Chip Stock HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Capital Opportunities HLS Fund, Hartford Global Leaders HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Stock HLS Fund, Hartford Large Cap Growth HLS Fund, Hartford Mid Cap Stock HLS Fund, Hartford Money Market HLS Fund, Hartford Multisector Bond HLS Fund, Hartford SmallCap Value HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value Opportunities HLS Fund, ING VP Emerging Markets Fund, ING VP Natural Resources Trust, INVESCO Health Science Fund, INVESCO Technology Fund, INVESCO Core Equity Fund, MFS Emerging Growth Series, MFS High Income Series, MFS Strategic Income Series, Neuberger Berman AMT Limited Maturity Bond Portfolio, Neuberger Berman AMT Partners Portfolio, SAFECO Equity Portfolio, SAFECO Growth Opportunities Portfolio, The Strong Mid Cap Growth Fund II, Van Eck Worldwide Bond Fund and Van Eck Worldwide Hard Assets Fund (collectively the "sub-accounts") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years ended December 31, 2003 for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2003, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts constituting the First Fortis Life Insurance Company Separate Account A as of December 31, 2003, the results of their operations for the year then ended, and the changes in their net assets for each of the two years ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Hartford, Connecticut
February 25, 2004

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                                             AMERICAN CENTURY
                                                VP CAPITAL     ALLIANCEBERNSTEIN
                           AMERICAN CENTURY    APPRECIATION      INTERNATIONAL
                           VP BALANCED FUND        FUND            PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT (A)
                           ----------------  ----------------  -----------------
ASSETS:
  Investments:
    Number of Shares.....       11,975             6,566             12,444
                               =======           =======           ========
    Cost.................      $73,476           $47,133           $149,451
                               =======           =======           ========
    Market Value.........      $80,708           $46,746           $161,896
  Due from Hartford Life
   Insurance Company.....      --                --                 --
  Receivable from fund
   shares sold...........            1                 1                  2
  Other assets...........      --                --                 --
                               -------           -------           --------
  Total Assets...........       80,709            46,747            161,898
                               -------           -------           --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            1                 1                  2
  Payable for fund shares
   purchased.............      --                --                 --
  Other liabilities......
                               -------           -------           --------
  Total Liabilities......            1                 1                  2
                               -------           -------           --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $80,708           $46,746           $161,896
                               =======           =======           ========

(a) Formerly Alliance International Portfolio Sub-Account. Change effective May 1, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                                                                     FEDERATED
                                                                                   FUND FOR U.S.
                           ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN     FEDERATED       GOVERNMENT     FEDERATED       FEDERATED
                             MONEY MARKET      PREMIER GROWTH    AMERICAN LEADERS   SECURITIES    HIGH INCOME   CAPITAL INCOME
                               PORTFOLIO          PORTFOLIO          FUND II          FUND II     BOND FUND II      FUND II
                            SUB-ACCOUNT (B)    SUB-ACCOUNT (C)     SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT (D)
                           -----------------  -----------------  ----------------  -------------  ------------  ---------------
ASSETS:
  Investments:
    Number of Shares.....      1,043,159            12,189              8,646          17,146         8,241           3,979
                              ==========          ========           ========        ========       =======         =======
    Cost.................     $1,043,159          $264,995           $159,863        $193,238       $59,994         $35,897
                              ==========          ========           ========        ========       =======         =======
    Market Value.........     $1,043,159          $263,045           $165,140        $201,811       $65,845         $33,585
  Due from Hartford Life
   Insurance Company.....       --                 --                 --               --            --                  73
  Receivable from fund
   shares sold...........             13                 3                  2               2             1         --
  Other assets...........       --                 --                 --               --            --             --
                              ----------          --------           --------        --------       -------         -------
  Total Assets...........      1,043,172           263,048            165,142         201,813        65,846          33,658
                              ----------          --------           --------        --------       -------         -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....             13                 3                  2               2             1         --
  Payable for fund shares
   purchased.............       --                 --                 --               --            --                  73
  Other liabilities......              1
                              ----------          --------           --------        --------       -------         -------
  Total Liabilities......             14                 3                  2               2             1              73
                              ----------          --------           --------        --------       -------         -------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $1,043,158          $263,045           $165,140        $201,811       $65,845         $33,585
                              ==========          ========           ========        ========       =======         =======


                            GARTMORE GVIT
                              DEVELOPING
                             MARKETS FUND
                           SUB-ACCOUNT (E)
                           ----------------
ASSETS:
  Investments:
    Number of Shares.....        7,513
                               =======
    Cost.................      $65,036
                               =======
    Market Value.........      $78,061
  Due from Hartford Life
   Insurance Company.....      --
  Receivable from fund
   shares sold...........          233
  Other assets...........      --
                               -------
  Total Assets...........       78,294
                               -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....          233
  Payable for fund shares
   purchased.............      --
  Other liabilities......
                               -------
  Total Liabilities......          233
                               -------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $78,061
                               =======

(b) Formerly Alliance Money Market Portfolio Sub-Account. Change effective May 1, 2003.
(c) Formerly Alliance Premier Growth Portfolio Sub-Account. Change effective May 1, 2003.
(d)  Formerly Federated Utility Fund II Sub-Account. Change effective May 1,
     2003.
(e) Formerly Montgomery Variable Series: Emerging Markets Fund Sub-Account. Change effective June 20, 2003.

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                                                            HARTFORD
                            HARTFORD       HARTFORD                         CAPITAL
                            ADVISERS      BLUE CHIP       HARTFORD        APPRECIATION
                            HLS FUND    STOCK HLS FUND  BOND HLS FUND       HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (M)
                           -----------  --------------  -------------  ------------------
ASSETS:
  Investments:
    Number of Shares.....      89,384        186,147        121,346             420
                           ==========     ==========     ==========         =======
    Cost.................  $1,991,505     $2,880,125     $1,417,466         $15,880
                           ==========     ==========     ==========         =======
    Market Value.........  $2,026,512     $3,056,090     $1,494,632         $18,856
  Due from Hartford Life
   Insurance Company.....         604        --             --              --
  Receivable from fund
   shares sold...........      --              7,389          3,597               1
  Other assets...........           1              1              1               1
                           ----------     ----------     ----------         -------
  Total Assets...........   2,027,117      3,063,480      1,498,230          18,858
                           ----------     ----------     ----------         -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --              7,389          3,597               1
  Payable for fund shares
   purchased.............         604        --             --              --
  Other liabilities......                                         1
                           ----------     ----------     ----------         -------
  Total Liabilities......         604          7,389          3,598               1
                           ----------     ----------     ----------         -------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $2,026,513     $3,056,091     $1,494,632         $18,857
                           ==========     ==========     ==========         =======

(m)  From inception, January 24, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                             HARTFORD                                               HARTFORD
                              CAPITAL        HARTFORD            HARTFORD            GROWTH       HARTFORD
                           OPPORTUNITIES  GLOBAL LEADERS    DISCIPLINED EQUITY    OPPORTUNITIES  HIGH YIELD      HARTFORD
                             HLS FUND        HLS FUND            HLS FUND           HLS FUND      HLS FUND    INDEX HLS FUND
                            SUB-ACCOUNT   SUB-ACCOUNT (F)  SUB-ACCOUNT (G)(H)(I)   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ---------------  ---------------------  -------------  -----------  --------------
ASSETS:
  Investments:
    Number of Shares.....      20,532           67,666             364,589             57,732       94,705         171,884
                             ========       ==========          ==========         ==========     ========      ==========
    Cost.................    $133,372       $  961,077          $3,939,381         $1,215,799     $890,291      $5,158,218
                             ========       ==========          ==========         ==========     ========      ==========
    Market Value.........    $132,699       $1,050,640          $4,084,446         $1,361,031     $952,564      $5,087,187
  Due from Hartford Life
   Insurance Company.....      --              --                --                   --             1,350         --
  Receivable from fund
   shares sold...........           5               64               2,901              1,110       --               1,652
  Other assets...........           1                1           --                   --                 1         --
                             --------       ----------          ----------         ----------     --------      ----------
  Total Assets...........     132,705        1,050,705           4,087,347          1,362,141      953,915       5,088,839
                             --------       ----------          ----------         ----------     --------      ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           5               64               2,901              1,110       --               1,652
  Payable for fund shares
   purchased.............      --              --                --                   --             1,350         --
  Other liabilities......
                             --------       ----------          ----------         ----------     --------      ----------
  Total Liabilities......           5               64               2,901              1,110        1,350           1,652
                             --------       ----------          ----------         ----------     --------      ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $132,700       $1,050,641          $4,084,446         $1,361,031     $952,565      $5,087,187
                             ========       ==========          ==========         ==========     ========      ==========

                              HARTFORD
                            INTERNATIONAL      HARTFORD
                            OPPORTUNITIES   INTERNATIONAL
                              HLS FUND      STOCK HLS FUND
                           SUB-ACCOUNT (J)   SUB-ACCOUNT
                           ---------------  --------------
ASSETS:
  Investments:
    Number of Shares.....       51,116            87,984
                              ========        ==========
    Cost.................     $381,981        $  964,394
                              ========        ==========
    Market Value.........     $516,791        $1,042,920
  Due from Hartford Life
   Insurance Company.....      --                --
  Receivable from fund
   shares sold...........          981               773
  Other assets...........      --                --
                              --------        ----------
  Total Assets...........      517,772         1,043,693
                              --------        ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....          981               773
  Payable for fund shares
   purchased.............      --                --
  Other liabilities......
                              --------        ----------
  Total Liabilities......          981               773
                              --------        ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $516,791        $1,042,920
                              ========        ==========

(f) Effective January 24, 2003, Hartford Global Equity HLS Fund Sub-Account merged with Hartford Global Leaders HLS Fund Sub-Account.
(g) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.
(h) Effective January 24, 2003, Hartford Blue Chip Stock II HLS Fund Sub-Account merged with Hartford Growth and Income HLS Fund Sub-Account.
(i) Effective January 24, 2003, Hartford Investors Growth HLS Fund Sub-Account merged with Hartford Growth and Income HLS Fund Sub-Account.
(j) Effective January 24, 2003, Hartford International Stock II HLS Fund Sub-Account merged with Hartford International Opportunities HLS Fund Sub-Account.

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                            HARTFORD
                            LARGE CAP      HARTFORD       HARTFORD      HARTFORD
                             GROWTH        MID CAP      MONEY MARKET   MULTISECTOR
                            HLS FUND    STOCK HLS FUND    HLS FUND    BOND HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  --------------  ------------  -------------
ASSETS:
  Investments:
    Number of Shares.....     202,702         91,856       563,908        66,031
                           ==========     ==========      ========      ========
    Cost.................  $1,766,466     $  943,141      $563,908      $691,648
                           ==========     ==========      ========      ========
    Market Value.........  $1,741,554     $1,029,408      $563,908      $742,063
  Due from Hartford Life
   Insurance Company.....      --            --             --             2,426
  Receivable from fund
   shares sold...........       1,506          3,092            21        --
  Other assets...........      --            --             --                 1
                           ----------     ----------      --------      --------
  Total Assets...........   1,743,060      1,032,500       563,929       744,490
                           ----------     ----------      --------      --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       1,506          3,092            21        --
  Payable for fund shares
   purchased.............      --            --             --             2,426
  Other liabilities......                                        1
                           ----------     ----------      --------      --------
  Total Liabilities......       1,506          3,092            22         2,426
                           ----------     ----------      --------      --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $1,741,554     $1,029,408      $563,907      $742,064
                           ==========     ==========      ========      ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                                                HARTFORD        HARTFORD
                              HARTFORD        HARTFORD         HARTFORD      U.S. GOVERNMENT      VALUE         ING VP
                           SMALLCAP VALUE  SMALLCAP GROWTH       STOCK         SECURITIES     OPPORTUNITIES    EMERGING
                              HLS FUND        HLS FUND         HLS FUND         HLS FUND        HLS FUND     MARKETS FUND
                            SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (K)    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           --------------  ---------------  ---------------  ---------------  -------------  ------------
ASSETS:
  Investments:
    Number of Shares.....       143,391          76,053           5,532           149,666         110,407        1,551
                             ==========      ==========        ========        ==========      ==========      =======
    Cost.................    $1,878,101      $1,142,308        $195,240        $1,580,976      $1,476,715      $ 9,095
                             ==========      ==========        ========        ==========      ==========      =======
    Market Value.........    $2,123,532      $1,334,935        $245,439        $1,710,636      $1,692,248      $10,204
  Due from Hartford Life
   Insurance Company.....       --              --                1,225             3,287           1,791       --
  Receivable from fund
   shares sold...........         5,935           3,392         --                --              --            --
  Other assets...........       --              --              --                --              --            --
                             ----------      ----------        --------        ----------      ----------      -------
  Total Assets...........     2,129,467       1,338,327         246,664         1,713,923       1,694,039       10,204
                             ----------      ----------        --------        ----------      ----------      -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....         5,935           3,392         --                --              --                 3
  Payable for fund shares
   purchased.............       --              --                1,225             3,287           1,791       --
  Other liabilities......                             1                                                              1
                             ----------      ----------        --------        ----------      ----------      -------
  Total Liabilities......         5,935           3,393           1,225             3,287           1,791            4
                             ----------      ----------        --------        ----------      ----------      -------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $2,123,532      $1,334,934        $245,439        $1,710,636      $1,692,248      $10,200
                             ==========      ==========        ========        ==========      ==========      =======


                               ING VP         INVESCO
                               NATURAL         HEALTH
                           RESOURCES TRUST  SCIENCE FUND
                             SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  ------------
ASSETS:
  Investments:
    Number of Shares.....        1,960          10,606
                               =======        ========
    Cost.................      $27,542        $172,881
                               =======        ========
    Market Value.........      $31,014        $186,338
  Due from Hartford Life
   Insurance Company.....      --                   76
  Receivable from fund
   shares sold...........      --               --
  Other assets...........      --               --
                               -------        --------
  Total Assets...........       31,014         186,414
                               -------        --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            5          --
  Payable for fund shares
   purchased.............      --                   76
  Other liabilities......
                               -------        --------
  Total Liabilities......            5              76
                               -------        --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $31,009        $186,338
                               =======        ========

(k) Effective January 24, 2003, Hartford American Leaders HLS Fund Sub-Account merged with Hartford Stock HLS Fund Sub-Account.

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                             INVESCO
                           TECHNOLOGY       INVESCO       MFS EMERGING     MFS HIGH
                              FUND      CORE EQUITY FUND  GROWTH SERIES  INCOME SERIES
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ----------------  -------------  -------------
ASSETS:
  Investments:
    Number of Shares.....     29,881           7,188             748          7,053
                            ========        ========         =======        =======
    Cost.................   $364,805        $126,473         $11,518        $62,253
                            ========        ========         =======        =======
    Market Value.........   $354,691        $128,741         $11,608        $70,323
  Due from Hartford Life
   Insurance Company.....     --                 255          --             --
  Receivable from fund
   shares sold...........        189         --               --             --
  Other assets...........     --             --               --             --
                            --------        --------         -------        -------
  Total Assets...........    354,880         128,996          11,608         70,323
                            --------        --------         -------        -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        189         --                    4             11
  Payable for fund shares
   purchased.............     --                 255          --             --
  Other liabilities......
                            --------        --------         -------        -------
  Total Liabilities......        189             255               4             11
                            --------        --------         -------        -------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $354,691        $128,741         $11,604        $70,312
                            ========        ========         =======        =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                          NEUBERGER BERMAN                                    SAFECO      THE STRONG
                                            AMT LIMITED     NEUBERGER BERMAN    SAFECO        GROWTH        MID CAP      VAN ECK
                           MFS STRATEGIC   MATURITY BOND      AMT PARTNERS      EQUITY     OPPORTUNITIES    GROWTH      WORLDWIDE
                           INCOME SERIES     PORTFOLIO         PORTFOLIO       PORTFOLIO     PORTFOLIO      FUND II     BOND FUND
                            SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  ----------------  ----------------  -----------  -------------  -----------  -----------
ASSETS:
  Investments:
    Number of Shares.....       2,630           10,240            4,204           5,221         8,444         6,495        1,288
                              =======         ========          =======        ========      ========       =======      =======
    Cost.................     $25,983         $134,034          $61,806        $118,231      $168,481       $73,372      $13,511
                              =======         ========          =======        ========      ========       =======      =======
    Market Value.........     $28,981         $135,162          $64,748        $116,678      $164,147       $89,173      $17,142
  Due from Hartford Life
   Insurance Company.....      --              --               --               --            --            --           --
  Receivable from fund
   shares sold...........      --              --               --                    1             2        --           --
  Other assets...........           1          --               --               --            --            --           --
                              -------         --------          -------        --------      --------       -------      -------
  Total Assets...........      28,982          135,162           64,748         116,679       164,149        89,173       17,142
                              -------         --------          -------        --------      --------       -------      -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --                    3               17               1             2             1            6
  Payable for fund shares
   purchased.............      --              --               --               --            --            --           --
  Other liabilities......
                              -------         --------          -------        --------      --------       -------      -------
  Total Liabilities......      --                    3               17               1             2             1            6
                              -------         --------          -------        --------      --------       -------      -------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $28,982         $135,159          $64,731        $116,678      $164,147       $89,172      $17,136
                              =======         ========          =======        ========      ========       =======      =======


                              VAN ECK
                           WORLDWIDE HARD
                            ASSETS FUND
                            SUB-ACCOUNT
                           --------------
ASSETS:
  Investments:
    Number of Shares.....         703
                              =======
    Cost.................     $ 9,061
                              =======
    Market Value.........     $10,457
  Due from Hartford Life
   Insurance Company.....      --
  Receivable from fund
   shares sold...........      --
  Other assets...........           1
                              -------
  Total Assets...........      10,458
                              -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           2
  Payable for fund shares
   purchased.............      --
  Other liabilities......
                              -------
  Total Liabilities......           2
                              -------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $10,456
                              =======

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE*      LIABILITY
                                --------  ------------  -----------  ------------
American Century VP Balanced
 Fund.........................     0.45%        5,086   $15.867981   $    80,708
American Century VP Capital
 Appreciation Fund............     0.45%        4,447    10.511068        46,746
AllianceBernstein
 International Portfolio --
 Class A......................     0.45%       14,013    11.553105       161,896
AllianceBernstein Money Market
 Portfolio -- Class A.........     0.45%       80,464    12.964253     1,043,158
AllianceBernstein Premier
 Growth Portfolio --
 Class A......................     0.45%       14,816    17.754168       263,045
Federated American Leaders
 Fund II -- Class PRIM........     0.45%        9,009    18.330567       165,140
Federated Fund for U.S.
 Government Securities Fund
 II -- Class PRIM.............     0.45%       13,650    14.785029       201,811
Federated High Income Bond
 Fund II -- Class PRIM........     0.45%        4,530    14.534031        65,845
Federated Capital Income Fund
 II -- Class PRIM.............     0.45%        3,046    11.025674        33,585
Gartmore GVIT Developing
 Markets Fund -- Class II.....     0.45%        7,717    10.115487        78,061
Hartford Advisers HLS Fund --
 Class IA.....................     1.35%      579,757     3.495449     2,026,513
Hartford Blue Chip Stock HLS
 Fund -- Class IA.............     1.35%      183,265    16.675799     3,056,091
Hartford Bond HLS Fund --
 Class IA.....................     1.35%      580,016     2.576883     1,494,632
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.35%       13,404     1.406795        18,857
Hartford Capital Opportunities
 HLS Fund -- Class IA.........     1.35%       22,807     5.818275       132,700
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.35%       48,552    21.639602     1,050,641
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.35%      196,614    20.773885     4,084,446
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.35%      290,554     4.684257     1,361,031
Hartford High Yield HLS
 Fund -- Class IA.............     1.35%       72,499    13.138961       952,565
Hartford Index HLS Fund --
 Class IA.....................     0.45%       24,424    15.257272       372,646
Hartford Index HLS Fund --
 Class IA.....................     1.35%      284,457    16.573850     4,714,541
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.35%      383,090     1.349008       516,791
Hartford International Stock
 HLS Fund -- Class IA.........     1.35%       69,565    14.992047     1,042,920
Hartford Large Cap Growth HLS
 Fund -- Class IA.............     1.35%      209,623     8.308041     1,741,554
Hartford Mid Cap Stock HLS
 Fund -- Class IA.............     1.35%       86,869    11.850074     1,029,408
Hartford Money Market HLS
 Fund -- Class IA.............     1.35%      332,316     1.696902       563,907
Hartford Multisector Bond HLS
 Fund -- Class IA.............     1.35%       51,813    14.321983       742,064
Hartford Small Cap Value HLS
 Fund -- Class IA.............     1.35%      116,486    18.229857     2,123,532
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.35%       59,564    22.411946     1,334,934
Hartford Stock HLS Fund --
 Class IA.....................     1.35%      193,037     1.271457       245,439
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.35%       74,516    22.956680     1,710,636
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.35%       91,514    18.491775     1,692,248
ING VP Emerging Markets
 Fund.........................     0.45%        1,085     9.405803        10,200
ING VP Natural Resources
 Trust........................     0.45%        2,125    14.592673        31,009
INVESCO Health Science Fund...     0.45%       10,539    17.680161       186,338
INVESCO Technology Fund.......     0.45%       30,532    11.616845       354,691
INVESCO Core Equity Fund......     0.45%        8,706    14.787999       128,741
MFS Emerging Growth Series --
 Class INIT...................     0.45%          791    14.668334        11,604
MFS High Income Series --
 Class INIT...................     0.45%        4,778    14.715094        70,312
MFS Strategic Income
 Series -- Class INIT.........     0.45%        2,101    13.793767        28,982
Neuberger Berman AMT Limited
 Maturity Bond Portfolio......     0.45%        9,960    13.569986       135,159
Neuberger Berman AMT Partners
 Portfolio....................     0.45%        4,749    13.630397        64,731
SAFECO Equity Portfolio.......     0.45%        9,673    12.062753       116,678
SAFECO Growth Opportunities
 Portfolio....................     0.45%       10,469    15.679402       164,147
The Strong Mid Cap Growth Fund
 II...........................     0.45%        9,870     9.034490        89,172
Van Eck Worldwide Bond Fund...     0.45%        1,162    14.751171        17,136
Van Eck Worldwide Hard Assets
 Fund.........................     0.45%          934    11.199452        10,456
                                                                     -----------
GRAND TOTAL...................                                       $35,567,447
                                                                     ===========

*Rounded unit prices.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                      This page intentionally left blank.

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                             AMERICAN CENTURY
                                                VP CAPITAL      ALLIANCEBERNSTEIN
                           AMERICAN CENTURY    APPRECIATION       INTERNATIONAL
                           VP BALANCED FUND        FUND             PORTFOLIO
                             SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT (A)
                           ----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends..............      $ 1,949            $--                $   194
                               -------            -------            -------
EXPENSE:
  Mortality and expense
   undertakings..........         (321)              (192)              (658)
                               -------            -------            -------
    Net investment income
     (loss)..............        1,628               (192)              (464)
                               -------            -------            -------
CAPITAL GAINS INCOME.....      --                 --                 --
                               -------            -------            -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          381                197              2,566
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       10,412              7,941             37,980
                               -------            -------            -------
    Net gain (loss) on
     investments.........       10,793              8,138             40,546
                               -------            -------            -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $12,421            $ 7,946            $40,082
                               =======            =======            =======

(a) Formerly Alliance International Portfolio Sub-Account. Change effective May 1, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                                                                     FEDERATED
                                                                                   FUND FOR U.S.
                           ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN     FEDERATED       GOVERNMENT     FEDERATED       FEDERATED
                             MONEY MARKET      PREMIER GROWTH    AMERICAN LEADERS   SECURITIES    HIGH INCOME   CAPITAL INCOME
                               PORTFOLIO          PORTFOLIO          FUND II          FUND II     BOND FUND II      FUND II
                            SUB-ACCOUNT (B)    SUB-ACCOUNT (C)     SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT (D)
                           -----------------  -----------------  ----------------  -------------  ------------  ---------------
INVESTMENT INCOME:
  Dividends..............       $ 7,354           $--                $ 2,039         $ 12,801       $ 5,236         $1,783
                                -------           --------           -------         --------       -------         ------
EXPENSE:
  Mortality and expense
   undertakings..........        (6,025)            (1,688)             (613)          (1,223)         (321)          (126)
                                -------           --------           -------         --------       -------         ------
    Net investment income
     (loss)..............         1,329             (1,688)            1,426           11,578         4,915          1,657
                                -------           --------           -------         --------       -------         ------
CAPITAL GAINS INCOME.....       --                 --                --                 1,660        --             --
                                -------           --------           -------         --------       -------         ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            (1)           (31,422)             (258)           3,840         2,355             65
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................             1            111,902            32,794          (11,926)        6,308          3,613
                                -------           --------           -------         --------       -------         ------
    Net gain (loss) on
     investments.........       --                  80,480            32,536           (8,086)        8,663          3,678
                                -------           --------           -------         --------       -------         ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $ 1,329           $ 78,792           $33,962         $  5,152       $13,578         $5,335
                                =======           ========           =======         ========       =======         ======


                            GARTMORE GVIT
                             DEVELOPING
                            MARKETS FUND
                           SUB-ACCOUNT (E)
                           ---------------
INVESTMENT INCOME:
  Dividends..............      $    23
                               -------
EXPENSE:
  Mortality and expense
   undertakings..........         (196)
                               -------
    Net investment income
     (loss)..............         (173)
                               -------
CAPITAL GAINS INCOME.....      --
                               -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        4,443
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       19,930
                               -------
    Net gain (loss) on
     investments.........       24,373
                               -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $24,200
                               =======

(b) Formerly Alliance Money Market Portfolio Sub-Account. Change effective May 1, 2003.
(c) Formerly Alliance Premier Growth Portfolio Sub-Account. Change effective May 1, 2003.
(d)  Formerly Federated Utility Fund II Sub-Account. Change effective May 1,
     2003.
(e) Formerly Montgomery Variable Series: Emerging Markets Fund Sub-Account. Change effective June 20, 2003.

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                            HARTFORD
                            HARTFORD       HARTFORD                         CAPITAL
                            ADVISERS      BLUE CHIP       HARTFORD        APPRECIATION
                            HLS FUND    STOCK HLS FUND  BOND HLS FUND       HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (M)
                           -----------  --------------  -------------  ------------------
INVESTMENT INCOME:
  Dividends..............   $ 45,996       $  1,092       $ 73,284           $   92
                            --------       --------       --------           ------
EXPENSE:
  Mortality and expense
   undertakings..........    (23,512)       (37,179)       (25,200)             (92)
                            --------       --------       --------           ------
    Net investment income
     (loss)..............     22,484        (36,087)        48,084          --
                            --------       --------       --------           ------
CAPITAL GAINS INCOME.....     --            --               8,482          --
                            --------       --------       --------           ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (18,695)       (25,813)        36,837               24
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    295,752        787,768         37,156            2,977
                            --------       --------       --------           ------
    Net gain (loss) on
     investments.........    277,057        761,955         73,993            3,001
                            --------       --------       --------           ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $299,541       $725,868       $130,559           $3,001
                            ========       ========       ========           ======

(m)  From inception, January 24, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                             HARTFORD                                               HARTFORD
                              CAPITAL        HARTFORD            HARTFORD            GROWTH       HARTFORD
                           OPPORTUNITIES  GLOBAL LEADERS    DISCIPLINED EQUITY    OPPORTUNITIES  HIGH YIELD      HARTFORD
                             HLS FUND        HLS FUND            HLS FUND           HLS FUND      HLS FUND    INDEX HLS FUND
                            SUB-ACCOUNT   SUB-ACCOUNT (F)  SUB-ACCOUNT (G)(H)(I)   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ---------------  ---------------------  -------------  -----------  --------------
INVESTMENT INCOME:
  Dividends..............     $   427        $  4,292           $   49,256          $ --          $ 41,269      $   63,178
                              -------        --------           ----------          --------      --------      ----------
EXPENSE:
  Mortality and expense
   undertakings..........      (1,472)        (12,641)             (51,823)          (16,917)      (13,265)        (62,061)
                              -------        --------           ----------          --------      --------      ----------
    Net investment income
     (loss)..............      (1,045)         (8,349)              (2,567)          (16,917)       28,004           1,117
                              -------        --------           ----------          --------      --------      ----------
CAPITAL GAINS INCOME.....      --             --                 --                   --            --              15,510
                              -------        --------           ----------          --------      --------      ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (67)        (44,717)            (161,284)          (53,917)        8,179        (293,821)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      28,848         341,738            1,131,032           543,724       174,102       1,482,522
                              -------        --------           ----------          --------      --------      ----------
    Net gain (loss) on
     investments.........      28,781         297,021              969,748           489,807       182,281       1,188,701
                              -------        --------           ----------          --------      --------      ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $27,736        $288,672           $  967,181          $472,890      $210,285      $1,205,328
                              =======        ========           ==========          ========      ========      ==========

                              HARTFORD
                            INTERNATIONAL      HARTFORD
                            OPPORTUNITIES   INTERNATIONAL
                              HLS FUND      STOCK HLS FUND
                           SUB-ACCOUNT (J)   SUB-ACCOUNT
                           ---------------  --------------
INVESTMENT INCOME:
  Dividends..............     $  11,239        $ 25,400
                              ---------        --------
EXPENSE:
  Mortality and expense
   undertakings..........        (6,651)        (13,643)
                              ---------        --------
    Net investment income
     (loss)..............         4,588          11,757
                              ---------        --------
CAPITAL GAINS INCOME.....       --              --
                              ---------        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (144,869)        (37,655)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       266,620         291,292
                              ---------        --------
    Net gain (loss) on
     investments.........       121,751         253,637
                              ---------        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ 126,339        $265,394
                              =========        ========

(f) Effective January 24, 2003, Hartford Global Equity HLS Fund Sub-Account merged with Hartford Global Leaders HLS Fund Sub-Account.
(g) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.
(h) Effective January 24, 2003, Hartford Blue Chip Stock II HLS Fund Sub-Account merged with Hartford Growth and Income HLS Fund Sub-Account.
(i) Effective January 24, 2003, Hartford Investors Growth HLS Fund Sub-Account merged with Hartford Growth and Income HLS Fund Sub-Account.
(j) Effective January 24, 2003, Hartford International Stock II HLS Fund Sub-Account merged with Hartford International Opportunities HLS Fund Sub-Account.

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                            HARTFORD
                            LARGE CAP      HARTFORD       HARTFORD      HARTFORD
                             GROWTH        MID CAP      MONEY MARKET   MULTISECTOR
                            HLS FUND    STOCK HLS FUND    HLS FUND    BOND HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  --------------  ------------  -------------
INVESTMENT INCOME:
  Dividends..............   $ --           $  1,469       $ 6,093        $41,854
                            --------       --------       -------        -------
EXPENSE:
  Mortality and expense
   undertakings..........    (21,202)       (10,685)       (9,915)        (9,637)
                            --------       --------       -------        -------
    Net investment income
     (loss)..............    (21,202)        (9,216)       (3,822)        32,217
                            --------       --------       -------        -------
CAPITAL GAINS INCOME.....     --            --             --             --
                            --------       --------       -------        -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (10,671)       (12,797)       --                601
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    362,745        250,257        --             24,761
                            --------       --------       -------        -------
    Net gain (loss) on
     investments.........    352,074        237,460        --             25,362
                            --------       --------       -------        -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $330,872       $228,244       $(3,822)       $57,579
                            ========       ========       =======        =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                                                                HARTFORD        HARTFORD
                              HARTFORD        HARTFORD         HARTFORD      U.S. GOVERNMENT      VALUE         ING VP
                           SMALLCAP VALUE  SMALLCAP GROWTH       STOCK         SECURITIES     OPPORTUNITIES    EMERGING
                              HLS FUND        HLS FUND         HLS FUND         HLS FUND        HLS FUND     MARKETS FUND
                            SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (K)    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           --------------  ---------------  ---------------  ---------------  -------------  ------------
INVESTMENT INCOME:
  Dividends..............     $  9,360        $--              $  2,687         $ 33,496        $  8,832        $--
                              --------        --------         --------         --------        --------        ------
EXPENSE:
  Mortality and expense
   undertakings..........      (22,842)        (15,624)          (2,715)         (31,123)        (19,890)          (28)
                              --------        --------         --------         --------        --------        ------
    Net investment income
     (loss)..............      (13,482)        (15,624)             (28)           2,373         (11,058)          (28)
                              --------        --------         --------         --------        --------        ------
CAPITAL GAINS INCOME.....       22,440         --               --               --               --            --
                              --------        --------         --------         --------        --------        ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       15,758         (40,464)         (47,602)          63,480         (29,792)           92
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      597,975         553,002           92,888          (40,796)        584,790         2,558
                              --------        --------         --------         --------        --------        ------
    Net gain (loss) on
     investments.........      613,733         512,538           45,286           22,684         554,998         2,650
                              --------        --------         --------         --------        --------        ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $622,691        $496,914         $ 45,258         $ 25,057        $543,940        $2,622
                              ========        ========         ========         ========        ========        ======


                               ING VP         INVESCO
                               NATURAL         HEALTH
                           RESOURCES TRUST  SCIENCE FUND
                             SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  ------------
INVESTMENT INCOME:
  Dividends..............      $--            $--
                               ------         -------
EXPENSE:
  Mortality and expense
   undertakings..........        (101)           (791)
                               ------         -------
    Net investment income
     (loss)..............        (101)           (791)
                               ------         -------
CAPITAL GAINS INCOME.....      --              --
                               ------         -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (46)           (393)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       6,570          44,659
                               ------         -------
    Net gain (loss) on
     investments.........       6,524          44,266
                               ------         -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $6,423         $43,475
                               ======         =======

(k) Effective January 24, 2003, Hartford American Leaders HLS Fund Sub-Account merged with Hartford Stock HLS Fund Sub-Account.

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                             INVESCO
                           TECHNOLOGY       INVESCO       MFS EMERGING     MFS HIGH
                              FUND      CORE EQUITY FUND  GROWTH SERIES  INCOME SERIES
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ----------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............   $ --            $ 1,368          $--            $ 6,759
                            --------        -------          -------        -------
EXPENSE:
  Mortality and expense
   undertakings..........     (1,344)          (517)            (181)          (446)
                            --------        -------          -------        -------
    Net investment income
     (loss)..............     (1,344)           851             (181)         6,313
                            --------        -------          -------        -------
CAPITAL GAINS INCOME.....     --            --                --             --
                            --------        -------          -------        -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (5,028)           206           (9,313)         3,690
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    114,486         22,298           20,371          7,894
                            --------        -------          -------        -------
    Net gain (loss) on
     investments.........    109,458         22,504           11,058         11,584
                            --------        -------          -------        -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $108,114        $23,355          $10,877        $17,897
                            ========        =======          =======        =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                          NEUBERGER BERMAN                                    SAFECO      THE STRONG
                                            AMT LIMITED     NEUBERGER BERMAN    SAFECO        GROWTH        MID CAP      VAN ECK
                           MFS STRATEGIC   MATURITY BOND      AMT PARTNERS      EQUITY     OPPORTUNITIES    GROWTH      WORLDWIDE
                           INCOME SERIES     PORTFOLIO         PORTFOLIO       PORTFOLIO     PORTFOLIO      FUND II     BOND FUND
                            SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  ----------------  ----------------  -----------  -------------  -----------  -----------
INVESTMENT INCOME:
  Dividends..............     $1,542          $ 6,069           $--            $  1,020      $ --           $--          $  334
                              ------          -------           -------        --------      --------       -------      ------
EXPENSE:
  Mortality and expense
   undertakings..........       (132)            (682)             (234)           (699)         (639)         (306)        (90)
                              ------          -------           -------        --------      --------       -------      ------
    Net investment income
     (loss)..............      1,410            5,387              (234)            321          (639)         (306)        244
                              ------          -------           -------        --------      --------       -------      ------
CAPITAL GAINS INCOME.....     --              --                --               --            --            --           --
                              ------          -------           -------        --------      --------       -------      ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        188              931               (24)        (12,849)      (18,308)         (820)        213
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      1,162           (3,267)           15,645          46,281        68,456        18,177       2,130
                              ------          -------           -------        --------      --------       -------      ------
    Net gain (loss) on
     investments.........      1,350           (2,336)           15,621          33,432        50,148        17,357       2,343
                              ------          -------           -------        --------      --------       -------      ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $2,760          $ 3,051           $15,387        $ 33,753      $ 49,509       $17,051      $2,587
                              ======          =======           =======        ========      ========       =======      ======


                              VAN ECK
                           WORLDWIDE HARD
                            ASSETS FUND
                            SUB-ACCOUNT
                           --------------
INVESTMENT INCOME:
  Dividends..............      $    2
                               ------
EXPENSE:
  Mortality and expense
   undertakings..........         (13)
                               ------
    Net investment income
     (loss)..............         (11)
                               ------
CAPITAL GAINS INCOME.....      --
                               ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          84
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       1,401
                               ------
    Net gain (loss) on
     investments.........       1,485
                               ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $1,474
                               ======

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                             AMERICAN CENTURY
                                                VP CAPITAL     ALLIANCEBERNSTEIN
                           AMERICAN CENTURY    APPRECIATION      INTERNATIONAL
                           VP BALANCED FUND        FUND            PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT (A)
                           ----------------  ----------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................      $ 1,628           $  (192)          $   (464)
  Capital gains income...      --                --                 --
  Net realized gain
   (loss) on security
   transactions..........          381               197              2,566
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       10,412             7,941             37,980
                               -------           -------           --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       12,421             7,946             40,082
                               -------           -------           --------
UNIT TRANSACTIONS:
  Purchases..............      --                --                 --
  Net transfers..........        6,895              (404)            (2,224)
  Surrenders for benefit
   payments and fees.....       (8,850)           (1,566)           (32,122)
  Net annuity
   transactions..........      --                --                 --
                               -------           -------           --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (1,955)           (1,970)           (34,346)
                               -------           -------           --------
  Net increase (decrease)
   in net assets.........       10,466             5,976              5,736
NET ASSETS:
  Beginning of year......       70,242            40,770            156,160
                               -------           -------           --------
  End of year............      $80,708           $46,746           $161,896
                               =======           =======           ========

(a) Formerly Alliance International Portfolio Sub-Account. Change effective May 1, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                                                                     FEDERATED
                                                                                   FUND FOR U.S.
                           ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN     FEDERATED       GOVERNMENT     FEDERATED       FEDERATED
                             MONEY MARKET      PREMIER GROWTH    AMERICAN LEADERS   SECURITIES    HIGH INCOME   CAPITAL INCOME
                               PORTFOLIO          PORTFOLIO          FUND II          FUND II     BOND FUND II      FUND II
                            SUB-ACCOUNT (B)    SUB-ACCOUNT (C)     SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT (D)
                           -----------------  -----------------  ----------------  -------------  ------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................     $    1,329          $  (1,688)         $  1,426        $  11,578      $  4,915        $ 1,657
  Capital gains income...       --                 --                 --                 1,660        --            --
  Net realized gain
   (loss) on security
   transactions..........             (1)           (31,422)             (258)           3,840         2,355             65
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................              1            111,902            32,794          (11,926)        6,308          3,613
                              ----------          ---------          --------        ---------      --------        -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          1,329             78,792            33,962            5,152        13,578          5,335
                              ----------          ---------          --------        ---------      --------        -------
UNIT TRANSACTIONS:
  Purchases..............         22,600                240           --               --             --            --
  Net transfers..........       (360,940)           (14,417)           10,152          (32,701)      (34,290)         2,027
  Surrenders for benefit
   payments and fees.....       (613,788)          (265,111)           (3,724)        (131,998)       (5,977)           (10)
  Net annuity
   transactions..........       --                 --                 --               --             --            --
                              ----------          ---------          --------        ---------      --------        -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (952,128)          (279,288)            6,428         (164,699)      (40,267)         2,017
                              ----------          ---------          --------        ---------      --------        -------
  Net increase (decrease)
   in net assets.........       (950,799)          (200,496)           40,390         (159,547)      (26,689)         7,352
NET ASSETS:
  Beginning of year......      1,993,957            463,541           124,750          361,358        92,534         26,233
                              ----------          ---------          --------        ---------      --------        -------
  End of year............     $1,043,158          $ 263,045          $165,140        $ 201,811      $ 65,845        $33,585
                              ==========          =========          ========        =========      ========        =======


                            GARTMORE GVIT
                              DEVELOPING
                             MARKETS FUND
                           SUB-ACCOUNT (E)
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................      $  (173)
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........        4,443
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       19,930
                               -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       24,200
                               -------
UNIT TRANSACTIONS:
  Purchases..............      --
  Net transfers..........       33,304
  Surrenders for benefit
   payments and fees.....       (7,994)
  Net annuity
   transactions..........      --
                               -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       25,310
                               -------
  Net increase (decrease)
   in net assets.........       49,510
NET ASSETS:
  Beginning of year......       28,551
                               -------
  End of year............      $78,061
                               =======

(b) Formerly Alliance Money Market Portfolio Sub-Account. Change effective May 1, 2003.
(c) Formerly Alliance Premier Growth Portfolio Sub-Account. Change effective May 1, 2003.
(d)  Formerly Federated Utility Fund II Sub-Account. Change effective May 1,
     2003.
(e) Formerly Montgomery Variable Series: Emerging Markets Fund Sub-Account. Change effective June 20, 2003.

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                            HARTFORD
                            HARTFORD       HARTFORD                         CAPITAL
                            ADVISERS      BLUE CHIP       HARTFORD        APPRECIATION
                            HLS FUND    STOCK HLS FUND  BOND HLS FUND       HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (M)
                           -----------  --------------  -------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................  $   22,484     $  (36,087)    $    48,084        $--
  Capital gains income...      --            --                8,482        --
  Net realized gain
   (loss) on security
   transactions..........     (18,695)       (25,813)         36,837             24
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     295,752        787,768          37,156          2,977
                           ----------     ----------     -----------        -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     299,541        725,868         130,559          3,001
                           ----------     ----------     -----------        -------
UNIT TRANSACTIONS:
  Purchases..............       6,580         22,789           7,198        --
  Net transfers..........     137,300        238,092        (628,147)        16,242
  Surrenders for benefit
   payments and fees.....    (322,299)      (735,814)       (723,638)          (386)
  Net annuity
   transactions..........      --            --              --             --
                           ----------     ----------     -----------        -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (178,419)      (474,933)     (1,344,587)        15,856
                           ----------     ----------     -----------        -------
  Net increase (decrease)
   in net assets.........     121,122        250,935      (1,214,028)        18,857
NET ASSETS:
  Beginning of year......   1,905,391      2,805,156       2,708,660        --
                           ----------     ----------     -----------        -------
  End of year............  $2,026,513     $3,056,091     $ 1,494,632        $18,857
                           ==========     ==========     ===========        =======

(m)  From inception, January 24, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                             HARTFORD                                               HARTFORD
                              CAPITAL        HARTFORD            HARTFORD            GROWTH       HARTFORD
                           OPPORTUNITIES  GLOBAL LEADERS    DISCIPLINED EQUITY    OPPORTUNITIES  HIGH YIELD      HARTFORD
                             HLS FUND        HLS FUND            HLS FUND           HLS FUND      HLS FUND    INDEX HLS FUND
                            SUB-ACCOUNT   SUB-ACCOUNT (F)  SUB-ACCOUNT (G)(H)(I)   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ---------------  ---------------------  -------------  -----------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $ (1,045)      $   (8,349)         $    (2,567)       $  (16,917)   $   28,004    $     1,117
  Capital gains income...      --              --                 --                  --             --             15,510
  Net realized gain
   (loss) on security
   transactions..........         (67)         (44,717)            (161,284)          (53,917)        8,179       (293,821)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      28,848          341,738            1,131,032           543,724       174,102      1,482,522
                             --------       ----------          -----------        ----------    ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      27,736          288,672              967,181           472,890       210,285      1,205,328
                             --------       ----------          -----------        ----------    ----------    -----------
UNIT TRANSACTIONS:
  Purchases..............         601           20,345               46,705             2,549         5,626         45,468
  Net transfers..........       1,084          (20,603)             250,807           (58,340)       94,081       (199,657)
  Surrenders for benefit
   payments and fees.....      (3,497)        (347,197)          (1,505,549)         (456,915)     (399,104)    (1,464,849)
  Net annuity
   transactions..........      --              --                 --                  --             --            --
                             --------       ----------          -----------        ----------    ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (1,812)        (347,455)          (1,208,037)         (512,706)     (299,397)    (1,619,038)
                             --------       ----------          -----------        ----------    ----------    -----------
  Net increase (decrease)
   in net assets.........      25,924          (58,783)            (240,856)          (39,816)      (89,112)      (413,710)
NET ASSETS:
  Beginning of year......     106,776        1,109,424            4,325,302         1,400,847     1,041,677      5,500,897
                             --------       ----------          -----------        ----------    ----------    -----------
  End of year............    $132,700       $1,050,641          $ 4,084,446        $1,361,031    $  952,565    $ 5,087,187
                             ========       ==========          ===========        ==========    ==========    ===========

                              HARTFORD
                            INTERNATIONAL      HARTFORD
                            OPPORTUNITIES   INTERNATIONAL
                              HLS FUND      STOCK HLS FUND
                           SUB-ACCOUNT (J)   SUB-ACCOUNT
                           ---------------  --------------
OPERATIONS:
  Net investment income
   (loss)................     $   4,588       $   11,757
  Capital gains income...       --               --
  Net realized gain
   (loss) on security
   transactions..........      (144,869)         (37,655)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       266,620          291,292
                              ---------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       126,339          265,394
                              ---------       ----------
UNIT TRANSACTIONS:
  Purchases..............        12,190            2,056
  Net transfers..........       (27,654)         (85,086)
  Surrenders for benefit
   payments and fees.....      (145,851)        (357,433)
  Net annuity
   transactions..........       --               --
                              ---------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (161,315)        (440,463)
                              ---------       ----------
  Net increase (decrease)
   in net assets.........       (34,976)        (175,069)
NET ASSETS:
  Beginning of year......       551,767        1,217,989
                              ---------       ----------
  End of year............     $ 516,791       $1,042,920
                              =========       ==========

(f) Effective January 24, 2003, Hartford Global Equity HLS Fund Sub-Account merged with Hartford Global Leaders HLS Fund Sub-Account.
(g) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.
(h) Effective January 24, 2003, Hartford Blue Chip Stock II HLS Fund Sub-Account merged with Hartford Growth and Income HLS Fund Sub-Account.
(i) Effective January 24, 2003, Hartford Investors Growth HLS Fund Sub-Account merged with Hartford Growth and Income HLS Fund Sub-Account.
(j) Effective January 24, 2003, Hartford International Stock II HLS Fund Sub-Account merged with Hartford International Opportunities HLS Fund Sub-Account.

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                            HARTFORD
                            LARGE CAP      HARTFORD       HARTFORD      HARTFORD
                             GROWTH        MID CAP      MONEY MARKET   MULTISECTOR
                            HLS FUND    STOCK HLS FUND    HLS FUND    BOND HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  --------------  ------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $  (21,202)    $   (9,216)    $   (3,822)    $  32,217
  Capital gains income...      --            --             --            --
  Net realized gain
   (loss) on security
   transactions..........     (10,671)       (12,797)       --                601
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     362,745        250,257        --             24,761
                           ----------     ----------     ----------     ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     330,872        228,244         (3,822)       57,579
                           ----------     ----------     ----------     ---------
UNIT TRANSACTIONS:
  Purchases..............      11,253          1,291            860           415
  Net transfers..........     133,288        176,434       (103,989)      103,471
  Surrenders for benefit
   payments and fees.....    (289,756)       (93,171)      (591,688)     (139,589)
  Net annuity
   transactions..........      --            --             --            --
                           ----------     ----------     ----------     ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (145,215)        84,554       (694,817)      (35,703)
                           ----------     ----------     ----------     ---------
  Net increase (decrease)
   in net assets.........     185,657        312,798       (698,639)       21,876
NET ASSETS:
  Beginning of year......   1,555,897        716,610      1,262,546       720,188
                           ----------     ----------     ----------     ---------
  End of year............  $1,741,554     $1,029,408     $  563,907     $ 742,064
                           ==========     ==========     ==========     =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                                                                HARTFORD        HARTFORD
                              HARTFORD        HARTFORD         HARTFORD      U.S. GOVERNMENT      VALUE         ING VP
                           SMALLCAP VALUE  SMALLCAP GROWTH       STOCK         SECURITIES     OPPORTUNITIES    EMERGING
                              HLS FUND        HLS FUND         HLS FUND         HLS FUND        HLS FUND     MARKETS FUND
                            SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (K)    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           --------------  ---------------  ---------------  ---------------  -------------  ------------
OPERATIONS:
  Net investment income
   (loss)................    $  (13,482)     $  (15,624)       $    (28)       $     2,373     $  (11,058)     $   (28)
  Capital gains income...        22,440         --              --                --              --            --
  Net realized gain
   (loss) on security
   transactions..........        15,758         (40,464)        (47,602)            63,480        (29,792)          92
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       597,975         553,002          92,888            (40,796)       584,790        2,558
                             ----------      ----------        --------        -----------     ----------      -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       622,691         496,914          45,258             25,057        543,940        2,622
                             ----------      ----------        --------        -----------     ----------      -------
UNIT TRANSACTIONS:
  Purchases..............         9,402           2,315             401              4,501         10,606       --
  Net transfers..........       298,229         (89,895)         24,892         (1,132,761)          (212)       4,000
  Surrenders for benefit
   payments and fees.....      (265,470)       (343,011)         (1,678)          (600,593)      (457,982)      (2,055)
  Net annuity
   transactions..........       --              --              --                --              --            --
                             ----------      ----------        --------        -----------     ----------      -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        42,161        (430,591)         23,615         (1,728,853)      (447,588)       1,945
                             ----------      ----------        --------        -----------     ----------      -------
  Net increase (decrease)
   in net assets.........       664,852          66,323          68,873         (1,703,796)        96,352        4,567
NET ASSETS:
  Beginning of year......     1,458,680       1,268,611         176,566          3,414,432      1,595,896        5,633
                             ----------      ----------        --------        -----------     ----------      -------
  End of year............    $2,123,532      $1,334,934        $245,439        $ 1,710,636     $1,692,248      $10,200
                             ==========      ==========        ========        ===========     ==========      =======

                               ING VP
                               NATURAL        INVESCO
                           RESOURCES TRUST     HEALTH
                                FUND        SCIENCE FUND
                             SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  ------------
OPERATIONS:
  Net investment income
   (loss)................      $  (101)       $   (791)
  Capital gains income...      --               --
  Net realized gain
   (loss) on security
   transactions..........          (46)           (393)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        6,570          44,659
                               -------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        6,423          43,475
                               -------        --------
UNIT TRANSACTIONS:
  Purchases..............      --                  515
  Net transfers..........        3,785          (7,203)
  Surrenders for benefit
   payments and fees.....         (164)        (22,418)
  Net annuity
   transactions..........      --               --
                               -------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        3,621         (29,106)
                               -------        --------
  Net increase (decrease)
   in net assets.........       10,044          14,369
NET ASSETS:
  Beginning of year......       20,965         171,969
                               -------        --------
  End of year............      $31,009        $186,338
                               =======        ========

(k) Effective January 24, 2003, Hartford American Leaders HLS Fund Sub-Account merged with Hartford Stock HLS Fund Sub-Account.

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                             INVESCO
                           TECHNOLOGY       INVESCO       MFS EMERGING     MFS HIGH
                              FUND      CORE EQUITY FUND  GROWTH SERIES  INCOME SERIES
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ----------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $ (1,344)       $    851        $   (181)      $   6,313
  Capital gains income...     --             --               --             --
  Net realized gain
   (loss) on security
   transactions..........     (5,028)            206          (9,313)          3,690
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    114,486          22,298          20,371           7,894
                            --------        --------        --------       ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    108,114          23,355          10,877          17,897
                            --------        --------        --------       ---------
UNIT TRANSACTIONS:
  Purchases..............        390         --                  120         --
  Net transfers..........     (1,800)          1,106          (1,976)          5,032
  Surrenders for benefit
   payments and fees.....     (2,758)         (3,217)        (67,274)       (103,819)
  Net annuity
   transactions..........     --             --               --             --
                            --------        --------        --------       ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (4,168)         (2,111)        (69,130)        (98,787)
                            --------        --------        --------       ---------
  Net increase (decrease)
   in net assets.........    103,946          21,244         (58,253)        (80,890)
NET ASSETS:
  Beginning of year......    250,745         107,497          69,857         151,202
                            --------        --------        --------       ---------
  End of year............   $354,691        $128,741        $ 11,604       $  70,312
                            ========        ========        ========       =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                          NEUBERGER BERMAN                                    SAFECO      THE STRONG
                                            AMT LIMITED     NEUBERGER BERMAN    SAFECO        GROWTH        MID CAP      VAN ECK
                           MFS STRATEGIC   MATURITY BOND      AMT PARTNERS      EQUITY     OPPORTUNITIES    GROWTH      WORLDWIDE
                           INCOME SERIES     PORTFOLIO         PORTFOLIO       PORTFOLIO     PORTFOLIO      FUND II     BOND FUND
                            SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  ----------------  ----------------  -----------  -------------  -----------  -----------
OPERATIONS:
  Net investment income
   (loss)................     $ 1,410         $  5,387          $  (234)       $     321     $   (639)      $  (306)     $   244
  Capital gains income...      --              --               --                --           --            --           --
  Net realized gain
   (loss) on security
   transactions..........         188              931              (24)         (12,849)     (18,308)         (820)         213
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       1,162           (3,267)          15,645           46,281       68,456        18,177        2,130
                              -------         --------          -------        ---------     --------       -------      -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       2,760            3,051           15,387           33,753       49,509        17,051        2,587
                              -------         --------          -------        ---------     --------       -------      -------
UNIT TRANSACTIONS:
  Purchases..............      --                2,600          --                   120          720        --           --
  Net transfers..........          (3)         (12,314)           6,583           (2,926)       3,745        31,200       (4,554)
  Surrenders for benefit
   payments and fees.....      (3,515)         (27,358)             (45)        (122,561)     (44,466)       (4,742)         (24)
  Net annuity
   transactions..........      --              --               --                --           --            --           --
                              -------         --------          -------        ---------     --------       -------      -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (3,518)         (37,072)           6,538         (125,367)     (40,001)       26,458       (4,578)
                              -------         --------          -------        ---------     --------       -------      -------
  Net increase (decrease)
   in net assets.........        (758)         (34,021)          21,925          (91,614)       9,508        43,509       (1,991)
NET ASSETS:
  Beginning of year......      29,740          169,180           42,806          208,292      154,639        45,663       19,127
                              -------         --------          -------        ---------     --------       -------      -------
  End of year............     $28,982         $135,159          $64,731        $ 116,678     $164,147       $89,172      $17,136
                              =======         ========          =======        =========     ========       =======      =======


                              VAN ECK
                           WORLDWIDE HARD
                            ASSETS FUND
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment income
   (loss)................     $   (11)
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........          84
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       1,401
                              -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,474
                              -------
UNIT TRANSACTIONS:
  Purchases..............      --
  Net transfers..........       8,491
  Surrenders for benefit
   payments and fees.....           1
  Net annuity
   transactions..........      --
                              -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       8,492
                              -------
  Net increase (decrease)
   in net assets.........       9,966
NET ASSETS:
  Beginning of year......         490
                              -------
  End of year............     $10,456
                              =======

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002


                             ALLIANCE        ALLIANCE         ALLIANCE
                           INTERNATIONAL   MONEY MARKET    PREMIER GROWTH
                             PORTFOLIO       PORTFOLIO       PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT (A)   SUB-ACCOUNT
                           -------------  ---------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $   (659)      $    17,113      $  (2,758)
  Capital gains income...      --              --              --
  Net realized gain
   (loss) gain on
   security
   transactions..........      (3,991)           (4,156)      (177,267)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period ...............     (24,213)            4,156        (54,943)
                             --------       -----------      ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (28,863)           17,113       (234,968)
                             --------       -----------      ---------
UNIT TRANSACTIONS:
  Purchases..............       2,315           118,148            240
  Net transfers..........      13,435           304,343         (8,839)
  Surrenders for benefit
   payments and fees.....     (19,224)       (1,651,136)      (100,123)
                             --------       -----------      ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (3,474)       (1,228,645)      (108,722)
                             --------       -----------      ---------
  Net increase (decrease)
   in net assets.........     (32,337)       (1,211,532)      (343,690)
NET ASSETS:
  Beginning of year......     188,497         3,205,489        807,231
                             --------       -----------      ---------
  End of year............    $156,160       $ 1,993,957      $ 463,541
                             ========       ===========      =========

(a) Effective October 31, 2002, Montgomery Variable Series Growth Fund Sub-Account merged with Alliance Money Market Portfolio Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                                                                   FEDERATED
                                             AMERICAN CENTURY                    FUND FOR U.S.
                                                VP CAPITAL        FEDERATED       GOVERNMENT     FEDERATED     FEDERATED
                           AMERICAN CENTURY    APPRECIATION    AMERICAN LEADERS   SECURITIES    HIGH INCOME     UTILITY
                           VP BALANCED FUND        FUND            FUND II          FUND II     BOND FUND II    FUND II
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ----------------  ----------------  ----------------  -------------  ------------  -----------
OPERATIONS:
  Net investment income
   (loss)................      $  1,225          $   (244)         $    798        $  17,308      $  9,705     $  1,419
  Capital gains income...       --                --                --               --             --           --
  Net realized gain
   (loss) gain on
   security
   transactions..........       (10,025)          (40,382)           (3,880)          (3,712)      (11,534)     (12,661)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period ...............         3,050            27,436           (30,937)          15,058         4,029        2,877
                               --------          --------          --------        ---------      --------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (5,750)          (13,190)          (34,019)          28,654         2,200       (8,365)
                               --------          --------          --------        ---------      --------     --------
UNIT TRANSACTIONS:
  Purchases..............       --                    678           --                23,527         2,007       --
  Net transfers..........        27,990           (11,285)            3,131         (133,850)       35,507         (369)
  Surrenders for benefit
   payments and fees.....       (20,422)           (7,504)           (2,417)         (30,467)      (27,255)          58
                               --------          --------          --------        ---------      --------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         7,568           (18,111)              714         (140,790)       10,259         (311)
                               --------          --------          --------        ---------      --------     --------
  Net increase (decrease)
   in net assets.........         1,818           (31,301)          (33,305)        (112,136)       12,459       (8,676)
NET ASSETS:
  Beginning of year......        68,424            72,071           158,055          473,494        80,075       34,909
                               --------          --------          --------        ---------      --------     --------
  End of year............      $ 70,242          $ 40,770          $124,750        $ 361,358      $ 92,534     $ 26,233
                               ========          ========          ========        =========      ========     ========


                              HARTFORD
                              ADVISERS
                              HLS FUND
                           SUB-ACCOUNT (B)
                           ---------------
OPERATIONS:
  Net investment income
   (loss)................    $  130,847
  Capital gains income...       --
  Net realized gain
   (loss) gain on
   security
   transactions..........      (944,568)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period ...............       375,773
                             ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (437,948)
                             ----------
UNIT TRANSACTIONS:
  Purchases..............         1,146
  Net transfers..........      (186,892)
  Surrenders for benefit
   payments and fees.....      (327,316)
                             ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (513,062)
                             ----------
  Net increase (decrease)
   in net assets.........      (951,010)
NET ASSETS:
  Beginning of year......     2,856,401
                             ----------
  End of year............    $1,905,391
                             ==========

(b) Effective April 30, 2002, Fortis Series Fund - Asset Allocation Series merged with Hartford Advisors HLS Fund Sub-Account

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                               HARTFORD         HARTFORD          HARTFORD
                           AMERICAN LEADERS     BLUE CHIP         BLUE CHIP
                               HLS FUND      STOCK HLS FUND   STOCK II HLS FUND
                           SUB-ACCOUNT (C)   SUB-ACCOUNT (D)   SUB-ACCOUNT (E)
                           ----------------  ---------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................     $     673        $   (54,157)       $  (2,751)
  Capital gains income...       --                --               --
  Net realized gain
   (loss) gain on
   security
   transactions..........       (29,450)          (851,853)        (107,241)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period ...............       (37,873)          (401,876)          34,083
                              ---------        -----------        ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (66,650)        (1,307,886)         (75,909)
                              ---------        -----------        ---------
UNIT TRANSACTIONS:
  Purchases..............           369             39,815            1,361
  Net transfers..........       (48,401)          (715,736)          (4,254)
  Surrenders for benefit
   payments and fees.....        (6,087)          (542,915)         (25,525)
                              ---------        -----------        ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (54,119)        (1,218,836)         (28,418)
                              ---------        -----------        ---------
  Net increase (decrease)
   in net assets.........      (120,769)        (2,526,722)        (104,327)
NET ASSETS:
  Beginning of year......       297,335          5,331,878          205,619
                              ---------        -----------        ---------
  End of year............     $ 176,566        $ 2,805,156        $ 101,292
                              =========        ===========        =========

(c) Formerly Fortis Series Fund - American Leaders Series. Change effective April 15, 2002.
(d) Formerly Fortis Series Fund - Blue Chip Stock Series. Change effective April 15, 2002.
(e) Formerly Fortis Series Fund - Blue Chip Stock II Series. Change effective April 15, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                               HARTFORD                                           HARTFORD         HARTFORD
                                                CAPITAL         HARTFORD         HARTFORD          GROWTH           GROWTH
                              HARTFORD       OPPORTUNITIES    GLOBAL EQUITY   GLOBAL LEADERS     AND INCOME      OPPORTUNITIES
                            BOND HLS FUND      HLS FUND         HLS FUND         HLS FUND         HLS FUND         HLS FUND
                           SUB-ACCOUNT (F)  SUB-ACCOUNT (G)  SUB-ACCOUNT (H)  SUB-ACCOUNT (I)  SUB-ACCOUNT (J)  SUB-ACCOUNT (K)
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................     $  207,114       $  (2,838)       $   (892)       $    1,642       $    21,164      $   (25,173)
  Capital gains income...         20,763         --              --                299,654           742,917         --
  Net realized gain
   (loss) gain on
   security
   transactions..........       (264,311)       (101,367)        (12,305)         (910,515)       (3,138,516)      (1,624,130)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period ...............        179,361          13,397          (2,658)          281,253           515,564          950,572
                              ----------       ---------        --------        ----------       -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        142,927         (90,808)        (15,855)         (327,966)       (1,858,871)        (698,731)
                              ----------       ---------        --------        ----------       -----------      -----------
UNIT TRANSACTIONS:
  Purchases..............            170             553             (75)           11,818            55,993           23,148
  Net transfers..........      1,124,773         (92,583)         (6,256)         (129,612)         (531,113)        (225,000)
  Surrenders for benefit
   payments and fees.....       (248,949)         (9,511)         (4,306)         (275,794)       (1,040,971)        (291,128)
                              ----------       ---------        --------        ----------       -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        875,994        (101,541)        (10,637)         (393,588)       (1,516,091)        (492,980)
                              ----------       ---------        --------        ----------       -----------      -----------
  Net increase (decrease)
   in net assets.........      1,018,921        (192,349)        (26,492)         (721,554)       (3,374,962)      (1,191,711)
NET ASSETS:
  Beginning of year......      1,689,739         299,125          99,157         1,758,313         7,555,695        2,592,558
                              ----------       ---------        --------        ----------       -----------      -----------
  End of year............     $2,708,660       $ 106,776        $ 72,665        $1,036,759       $ 4,180,733      $ 1,400,847
                              ==========       =========        ========        ==========       ===========      ===========


                              HARTFORD
                             HIGH YIELD
                              HLS FUND
                           SUB-ACCOUNT (L)
                           ---------------
OPERATIONS:
  Net investment income
   (loss)................    $  259,189
  Capital gains income...       --
  Net realized gain
   (loss) gain on
   security
   transactions..........      (801,391)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period ...............       427,182
                             ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (115,020)
                             ----------
UNIT TRANSACTIONS:
  Purchases..............        10,186
  Net transfers..........       (31,551)
  Surrenders for benefit
   payments and fees.....      (207,453)
                             ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (228,818)
                             ----------
  Net increase (decrease)
   in net assets.........      (343,838)
NET ASSETS:
  Beginning of year......     1,385,515
                             ----------
  End of year............    $1,041,677
                             ==========

(f) Effective April 30, 2002, Fortis Series Fund - Diversified Income Series merged with Hartford Bond HLS Fund Sub-Account
(g) Formerly Fortis Series Fund - Capital Opportunities Series. Change effective April 15, 2002.
(h)  Formerly Fortis Series Fund - Global Equity Series. Change effective
     April 15, 2002.
(i) Effective April 30, 2002, Fortis Series Fund - Global Growth Series merged with Hartford Global Leaders HLS Fund Sub-Account
(j) Effective April 30, 2002, Fortis Series Fund - Growth & Income Series merged with Hartford Growth and Income HLS Fund Sub-Account
(k)  Formerly Fortis Series Fund - Growth Stock Series. Change effective
     March 18, 2002.
(l) Effective April 30, 2002, Fortis Series Fund - High Yield Series merged with Hartford High Yield HLS Fund Sub-Account

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                               HARTFORD          HARTFORD
                              HARTFORD       INTERNATIONAL     INTERNATIONAL
                           INDEX HLS FUND   STOCK HLS FUND   STOCK II HLS FUND
                           SUB-ACCOUNT (M)  SUB-ACCOUNT (N)   SUB-ACCOUNT (O)
                           ---------------  ---------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................    $    97,597      $   (5,194)        $  (6,687)
  Capital gains income...        560,102         --               --
  Net realized gain
   (loss) gain on
   security
   transactions..........     (1,601,456)       (797,193)         (547,946)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period ...............     (1,203,272)        598,483           392,078
                             -----------      ----------         ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (2,147,029)       (203,904)         (162,555)
                             -----------      ----------         ---------
UNIT TRANSACTIONS:
  Purchases..............        126,849           1,738             2,425
  Net transfers..........     (1,159,878)       (315,693)          (92,279)
  Surrenders for benefit
   payments and fees.....     (1,302,753)       (353,721)         (173,078)
                             -----------      ----------         ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (2,335,782)       (667,676)         (262,932)
                             -----------      ----------         ---------
  Net increase (decrease)
   in net assets.........     (4,482,811)       (871,580)         (425,487)
NET ASSETS:
  Beginning of year......      9,983,708       2,089,569           977,254
                             -----------      ----------         ---------
  End of year............    $ 5,500,897      $1,217,989         $ 551,767
                             ===========      ==========         =========

(m) Effective April 30, 2002, Fortis Series Fund - S&P 500 Index Series merged with Hartford Index HLS Fund Sub- Account
(n) Formerly Fortis Series Fund - International Stock Series. Change effective April 15, 2002.
(o) Formerly Fortis Series Fund - International Stock II Series. Change effective April 15, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                              HARTFORD         HARTFORD
                              INVESTORS        LARGE CAP        HARTFORD         HARTFORD         HARTFORD         HARTFORD
                               GROWTH           GROWTH           MID CAP       MONEY MARKET      MULTISECTOR    SMALL CAP VALUE
                              HLS FUND         HLS FUND      STOCK HLS FUND      HLS FUND       BOND HLS FUND      HLS FUND
                           SUB-ACCOUNT (P)  SUB-ACCOUNT (Q)  SUB-ACCOUNT (R)  SUB-ACCOUNT (S)  SUB-ACCOUNT (T)  SUB-ACCOUNT (U)
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................     $   (847)       $   (26,991)      $ (11,598)      $   60,471        $  39,636       $   (12,079)
  Capital gains income...      --                --               --               --               --                273,519
  Net realized gain
   (loss) gain on
   security
   transactions..........      (32,651)        (1,150,313)         (2,752)         (60,965)         (20,841)          102,103
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period ...............        9,471            327,674        (142,498)          11,294           (1,279)         (814,698)
                              --------        -----------       ---------       ----------        ---------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (24,027)          (849,630)       (156,848)          10,800           17,516          (451,155)
                              --------        -----------       ---------       ----------        ---------       -----------
UNIT TRANSACTIONS:
  Purchases..............          996              7,507             924              720              401             4,521
  Net transfers..........        9,590           (251,448)         43,043          155,984          (78,837)         (658,496)
  Surrenders for benefit
   payments and fees.....      (24,619)          (187,792)        (97,335)        (767,375)         (77,089)         (252,438)
                              --------        -----------       ---------       ----------        ---------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (14,033)          (431,733)        (53,368)        (610,671)        (155,525)         (906,413)
                              --------        -----------       ---------       ----------        ---------       -----------
  Net increase (decrease)
   in net assets.........      (38,060)        (1,281,363)       (210,216)        (599,871)        (138,009)       (1,357,568)
NET ASSETS:
  Beginning of year......       81,337          2,837,260         926,826        1,862,417          858,197         2,816,248
                              --------        -----------       ---------       ----------        ---------       -----------
  End of year............     $ 43,277        $ 1,555,897       $ 716,610       $1,262,546        $ 720,188       $ 1,458,680
                              ========        ===========       =========       ==========        =========       ===========


                              HARTFORD
                           SMALLCAP GROWTH
                              HLS FUND
                           SUB-ACCOUNT (V)
                           ---------------
OPERATIONS:
  Net investment income
   (loss)................    $   (27,088)
  Capital gains income...       --
  Net realized gain
   (loss) gain on
   security
   transactions..........     (1,208,242)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period ...............        464,027
                             -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (771,303)
                             -----------
UNIT TRANSACTIONS:
  Purchases..............          5,488
  Net transfers..........       (368,618)
  Surrenders for benefit
   payments and fees.....       (462,481)
                             -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (825,611)
                             -----------
  Net increase (decrease)
   in net assets.........     (1,596,914)
NET ASSETS:
  Beginning of year......      2,865,525
                             -----------
  End of year............    $ 1,268,611
                             ===========

(p) Formerly Fortis Series Fund - Investors Growth Stock Series. Change effective April 15, 2002.
(q) Formerly Fortis Series Fund - Large Cap Growth Series. Change effective April 15, 2002.
(r) Formerly Fortis Series Fund - Mid Cap Stock Series. Change effective April 15, 2002.
(s) Effective April 30 2002, Fortis Series Fund - Money Market Series merged with Hartford Money Market HLS Fund Sub-Account
(t) Formerly Fortis Series Fund - Multisector Bond Series. Change effective April 15, 2002.
(u) Formerly Fortis Series Fund - Small Cap Value Series. Change effective April 15, 2002.
(v) Formerly Fortis Series Fund - Aggressive Growth Series. Change effective March 18, 2002.

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                              HARTFORD         HARTFORD
                           U.S. GOVERNMENT       VALUE           ING VP
                             SECURITIES      OPPORTUNITIES      EMERGING
                              HLS FUND         HLS FUND       MARKETS FUND
                           SUB-ACCOUNT (W)  SUB-ACCOUNT (X)  SUB-ACCOUNT (Y)
                           ---------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................    $   76,070       $   (11,548)      $    (70)
  Capital gains income...       --                 52,464        --
  Net realized gain
   (loss) gain on
   security
   transactions..........       (23,083)         (327,353)           267
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period ...............       137,269          (441,938)        (1,477)
                             ----------       -----------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       190,256          (728,375)        (1,280)
                             ----------       -----------       --------
UNIT TRANSACTIONS:
  Purchases..............         1,619            31,261            646
  Net transfers..........     1,336,948          (185,010)          (171)
  Surrenders for benefit
   payments and fees.....      (370,486)         (388,854)       (21,794)
                             ----------       -----------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       968,081          (542,603)       (21,319)
                             ----------       -----------       --------
  Net increase (decrease)
   in net assets.........     1,158,337        (1,270,978)       (22,599)
NET ASSETS:
  Beginning of year......     2,256,095         2,866,874         28,232
                             ----------       -----------       --------
  End of year............    $3,414,432       $ 1,595,896       $  5,633
                             ==========       ===========       ========

(w) Formerly Fortis Series Fund - U.S. Gov't Securities Series. Change effective March 18, 2002.
(x)  Formerly Fortis Series Fund - Value Series. Change effective March 18,
     2002.
(y)  Formerly Pilgrim Emerging Markets Fund. Change effective May 01, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                               ING VP         INVESCO       INVESCO
                               NATURAL         HEALTH     TECHNOLOGY       INVESCO       MFS EMERGING     MFS HIGH
                           RESOURCES TRUST  SCIENCE FUND     FUND      CORE EQUITY FUND  GROWTH SERIES  INCOME SERIES
                           SUB-ACCOUNT (Z)  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT (AA)   SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  ------------  -----------  ----------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $   (139)       $   (105)    $  (1,987)      $  2,615        $    (595)     $  9,529
  Capital gains income...      --               --            --            --               --             --
  Net realized gain
   (loss) gain on
   security
   transactions..........      (14,419)        (26,412)     (736,041)       (18,250)        (166,075)      (31,522)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period ...............       10,100         (32,799)      432,914         (7,422)         106,786        25,051
                              --------        --------     ---------       --------        ---------      --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (4,458)        (59,316)     (305,114)       (23,057)         (59,884)        3,058
                              --------        --------     ---------       --------        ---------      --------
UNIT TRANSACTIONS:
  Purchases..............      --                  390           240           (410)             120         2,445
  Net transfers..........      (66,332)           (870)      (84,186)        30,213          (46,088)       10,217
  Surrenders for benefit
   payments and fees.....      (12,121)        (14,477)      (65,736)       (17,459)         (31,009)       (2,491)
                              --------        --------     ---------       --------        ---------      --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (78,453)        (14,957)     (149,682)        12,344          (76,977)       10,171
                              --------        --------     ---------       --------        ---------      --------
  Net increase (decrease)
   in net assets.........      (82,911)        (74,273)     (454,796)       (10,713)        (136,861)       13,229
NET ASSETS:
  Beginning of year......      103,876         246,242       705,541        118,210          206,718       137,973
                              --------        --------     ---------       --------        ---------      --------
  End of year............     $ 20,965        $171,969     $ 250,745       $107,497        $  69,857      $151,202
                              ========        ========     =========       ========        =========      ========


                            MFS STRATEGIC
                            INCOME SERIES
                           SUB-ACCOUNT (BB)
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................      $  1,621
  Capital gains income...       --
  Net realized gain
   (loss) gain on
   security
   transactions..........           361
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period ...............         1,061
                               --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         3,043
                               --------
UNIT TRANSACTIONS:
  Purchases..............       --
  Net transfers..........       --
  Surrenders for benefit
   payments and fees.....       (22,540)
                               --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (22,540)
                               --------
  Net increase (decrease)
   in net assets.........       (19,497)
NET ASSETS:
  Beginning of year......        49,237
                               --------
  End of year............      $ 29,740
                               ========

(z)  Formerly Pilgrim Natural Resources Fund. Change effective May 01, 2002.
(aa) Formerly INVESCO Equity Income Portfolio. Change effective May 01, 2003.
(bb) Formerly MFS - VIT World Government Series. Change effective October 31, 2002.

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                              MONTGOMERY     NEUBERGER BERMAN
                           VARIABLE SERIES:    AMT LIMITED     NEUBERGER BERMAN
                           EMERGING MARKETS   MATURITY BOND      AMT PARTNERS
                                 FUND           PORTFOLIO         PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................      $   (211)        $   8,617          $    162
  Capital gains income...       --                --                --
  Net realized gain
   (loss) gain on
   security
   transactions..........        10,570            (6,417)           (6,450)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period ...............       (11,741)            2,880            (7,072)
                               --------         ---------          --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (1,382)            5,080           (13,360)
                               --------         ---------          --------
UNIT TRANSACTIONS:
  Purchases..............           829            10,240           --
  Net transfers..........       (50,200)          168,894             8,673
  Surrenders for benefit
   payments and fees.....        (6,954)         (114,492)          (36,631)
                               --------         ---------          --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (56,325)           64,642           (27,958)
                               --------         ---------          --------
  Net increase (decrease)
   in net assets.........       (57,707)           69,722           (41,318)
NET ASSETS:
  Beginning of year......        86,258            99,458            84,124
                               --------         ---------          --------
  End of year............      $ 28,551         $ 169,180          $ 42,806
                               ========         =========          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                           SAFECO                                     THE STRONG
                             SAFECO        GROWTH      THE STRONG    THE STRONG        MID CAP         VAN ECK       VAN ECK
                             EQUITY     OPPORTUNITIES   DISCOVERY   INTERNATIONAL       GROWTH        WORLDWIDE   WORLDWIDE HARD
                            PORTFOLIO     PORTFOLIO      FUND II    STOCK FUND II      FUND II        BOND FUND    ASSETS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT (CC)  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -------------  -----------  -------------  ----------------  -----------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $   1,479     $  (1,471)    $   (265)     $  1,762         $   (11)        $   (33)      $    103
  Capital gains income...      --               852       --            --             --               --            --
  Net realized gain
   (loss) gain on
   security
   transactions..........     (27,115)      (48,876)     (18,543)      (59,069)              2            (219)        (1,956)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period ...............     (46,318)     (108,657)      10,012        40,613          (2,376)          2,053           (260)
                            ---------     ---------     --------      --------         -------         -------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (71,954)     (158,152)      (8,796)      (16,694)         (2,385)          1,801         (2,113)
                            ---------     ---------     --------      --------         -------         -------       --------
UNIT TRANSACTIONS:
  Purchases..............       1,646         1,706          887         1,837          48,426          11,200           (205)
  Net transfers..........      (4,959)        5,547      (31,321)      (53,824)           (374)          4,240         (7,657)
  Surrenders for benefit
   payments and fees.....     (61,972)     (205,509)     (50,897)       (4,256)             (4)         (2,800)       (11,954)
                            ---------     ---------     --------      --------         -------         -------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (65,285)     (198,256)     (81,331)      (56,243)         48,048          12,640        (19,816)
                            ---------     ---------     --------      --------         -------         -------       --------
  Net increase (decrease)
   in net assets.........    (137,239)     (356,408)     (90,127)      (72,937)         45,663          14,441        (21,929)
NET ASSETS:
  Beginning of year......     345,531       511,047       90,127        72,937         --                4,686         22,419
                            ---------     ---------     --------      --------         -------         -------       --------
  End of year............   $ 208,292     $ 154,639     $ --          $ --             $45,663         $19,127       $    490
                            =========     =========     ========      ========         =======         =======       ========

(cc) From inception, April 26, 2002 to December 31, 2002.

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

 1.  1. ORGANIZATION:

    Fortis Separate Account A (the "Account") is a separate investment account within First Fortis Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2003.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  DEDUCTIONS AND CHARGES:

    Certain amounts are deducted from the contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 1.25% of the Contract's value for the mortality and expense risks which the Company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $25,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

_____________________________________ SA-38 ____________________________________

 4.  PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:

                                          PURCHASES    PROCEEDS
FUND                                       AT COST    FROM SALES
----                                      ----------  -----------
American Century VP Balanced Fund.......  $    8,800  $     9,180
American Century VP Capital Appreciation
 Fund...................................         131        2,299
AllianceBernstein International
 Portfolio..............................       7,203       42,015
AllianceBernstein Money Market
 Portfolio..............................     225,366    1,176,183
AllianceBernstein Premier Growth
 Portfolio..............................       8,736      289,722
Federated American Leaders Fund II......      32,802       24,987
Federated Fund for U.S. Government
 Securities Fund II.....................      25,697      177,225
Federated High Income Bond Fund II......      50,929       86,298
Federated Capital Income Fund II........      10,984        7,310
Gartmore GVIT Developing Markets Fund...     200,245      175,108
Hartford Advisers HLS Fund..............     241,241      397,158
Hartford Blue Chip Stock HLS Fund.......   1,093,994    1,605,015
Hartford Bond HLS Fund..................     636,492    1,924,517
Hartford Capital Appreciation HLS
 Fund...................................      16,581          476
Hartford Capital Opportunities HLS
 Fund...................................       8,405       11,263
Hartford Global Leaders HLS Fund........     110,454      466,791
Hartford Disciplined Equity HLS Fund....   1,341,770    2,552,375
Hartford Growth Opportunities HLS
 Fund...................................      35,651      565,272
Hartford High Yield HLS Fund............     178,009      449,404
Hartford Index HLS Fund.................     341,722    1,943,774
Hartford International Opportunities HLS
 Fund...................................     552,172      709,019
Hartford International Stock HLS Fund...      39,428      468,133
Hartford Large Cap Growth HLS Fund......     239,661      406,079
Hartford Mid Cap Stock HLS Fund.........     250,587      175,249
Hartford Money Market HLS Fund..........     360,814    1,059,445
Hartford Multisector Bond HLS Fund......     170,328      173,814
Hartford Small Cap Value HLS Fund.......   1,059,790    1,008,672
Hartford SmallCap Growth HLS Fund.......      24,732      470,945
Hartford Stock HLS Fund.................     199,804      175,659
Hartford U.S. Government Securities HLS
 Fund...................................   1,274,474    3,000,954
Hartford Value Opportunities HLS Fund...      91,187      549,833
ING VP Emerging Markets Fund............       4,000        2,080
ING VP Natural Resources Trust..........       6,311        2,804
INVESCO Health Science Fund.............      16,941       46,838
INVESCO Technology Fund.................      27,160       32,661
INVESCO Core Equity Fund................       3,316        4,574
MFS Emerging Growth Series..............       2,366       71,669
MFS High Income Series..................      35,050      127,567
MFS Strategic Income Series.............       4,857        6,971
Neuberger Berman AMT Limited Maturity
 Bond Portfolio.........................      17,406       49,091
Neuberger Berman AMT Partners
 Portfolio..............................      22,241       15,914
SAFECO Equity Portfolio.................      11,770      136,813
SAFECO Growth Opportunities Portfolio...      49,486       90,165
The Strong Mid Cap Growth Fund II.......      70,196       44,042
Van Eck Worldwide Bond Fund.............      10,567       14,908
Van Eck Worldwide Hard Assets Fund......      20,988       12,505
                                          ----------  -----------
                                          $9,140,844  $20,762,776
                                          ==========  ===========

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

 5.  CHANGES IN SHARES* OUTSTANDING:

    The changes in shares outstanding for the year ended December 31, 2003 were as follows:

                                      SHARES      SHARES     NET INCREASE
FUND                                 PURCHASED     SOLD       (DECREASE)
----                                 ---------  ----------  ---------------
American Century VP Balanced Fund       1,424       1,549            (125)
American Century VP Capital
 Appreciation Fund                         21         355            (334)
AllianceBernstein International
 Portfolio                                594       3,924          (3,330)
AllianceBernstein Money Market
 Portfolio                            225,366   1,176,183        (950,817)
AllianceBernstein Premier Growth
 Portfolio                                449      14,825         (14,376)
Federated American Leaders Fund II      2,040       1,598             442
Federated Fund for U.S. Government
 Securities Fund II                     2,201      15,224         (13,023)
Federated High Income Bond Fund II      6,865      11,696          (4,831)
Federated Capital Income Fund II        1,404         913             491
Gartmore GVIT Developing Markets
 Fund                                  25,120      21,992           3,128
Hartford Advisers HLS Fund             11,370      19,235          (7,865)
Hartford Blue Chip Stock HLS Fund      82,718     117,414         (34,696)
Hartford Bond HLS Fund                 52,163     157,436        (105,273)
Hartford Capital Appreciation HLS
 Fund                                     432          12             420
Hartford Capital Opportunities HLS
 Fund                                   1,472       1,916            (444)
Hartford Global Leaders HLS Fund        9,081      41,181         (32,100)
Hartford Disciplined Equity HLS
 Fund                                 145,152     283,660        (138,508)
Hartford Growth Opportunities HLS
 Fund                                   1,824      29,534         (27,710)
Hartford High Yield HLS Fund           19,241      47,265         (28,024)
Hartford Index HLS Fund                12,818      75,441         (62,623)
Hartford International
 Opportunities HLS Fund                74,041      99,814         (25,773)
Hartford International Stock HLS
 Fund                                   3,811      46,358         (42,547)
Hartford Large Cap Growth HLS Fund     31,238      52,042         (20,804)
Hartford Mid Cap Stock HLS Fund        27,110      18,919           8,191
Hartford Money Market HLS Fund        360,814   1,059,445        (698,631)
Hartford Multisector Bond HLS Fund     15,448      15,792            (344)
Hartford Small Cap Value HLS Fund      98,330      89,035           9,295
Hartford SmallCap Growth HLS Fund       1,863      34,265         (32,402)
Hartford Stock HLS Fund                 5,644      21,804         (16,160)
Hartford U.S. Government Securities
 HLS Fund                             111,389     262,337        (150,948)
Hartford Value Opportunities HLS
 Fund                                   7,378      43,922         (36,544)
ING VP Emerging Markets Fund              644         354             290
ING VP Natural Resources Trust            437         208             229
INVESCO Health Science Fund             1,071       2,972          (1,901)
INVESCO Technology Fund                 2,440       3,248            (808)
INVESCO Core Equity Fund                  191         281             (90)
MFS Emerging Growth Series                164       5,281          (5,117)
MFS High Income Series                  3,757      13,853         (10,096)
MFS Strategic Income Series               456         651            (195)
Neuberger Berman AMT Limited
 Maturity Bond Portfolio                1,295       3,588          (2,293)
Neuberger Berman AMT Partners
 Portfolio                              1,594       1,144             450
SAFECO Equity Portfolio                   567       6,873          (6,306)
SAFECO Growth Opportunities
 Portfolio                              3,217       6,146          (2,929)
The Strong Mid Cap Growth Fund II       5,954       3,923           2,031
Van Eck Worldwide Bond Fund               856       1,238            (382)
Van Eck Worldwide Hard Assets Fund      1,651         995             656

  * Shares equivalent of units owned by participants prior to applicable management fees.

_____________________________________ SA-40 ____________________________________

    The changes in shares outstanding for the year ended December 31, 2002 were as follows:

                                       SHARES      SHARES     NET INCREASE
FUND                                 PURCHASED      SOLD       (DECREASE)
----                                 ----------  ----------  ---------------
Alliance International Portfolio          6,374       6,727            (353)
Alliance Money Market Portfolio      12,190,911  13,416,093      (1,225,182)
Alliance Premier Growth Portfolio         1,650       7,171          (5,521)
American Century VP Balanced Fund         5,097       3,382           1,715
American Century VP Capital
 Appreciation Fund                        1,875       4,587          (2,712)
Federated American Leaders Fund II       15,038      15,045              (7)
Federated Fund for U.S. Government
 Securities Fund II                       7,083      18,347         (11,264)
Federated High Income Bond Fund II       18,261      15,570           2,691
Federated Utility Fund II                   609         488             121
Hartford Advisers HLS Fund            1,179,035   1,263,246         (84,211)
Hartford American Leaders HLS Fund        5,265      12,310          (7,045)
Hartford Blue Chip Stock HLS Fund        45,744     142,265         (96,521)
Hartford Blue Chip Stock II HLS
 Fund                                    67,524      77,237          (9,713)
Hartford Bond HLS Fund                1,884,086   1,816,803          67,283
Hartford Capital Opportunities HLS
 Fund                                     3,757      24,602         (20,845)
Hartford Global Equity HLS Fund           3,800       5,708          (1,908)
Hartford Global Leaders HLS Fund      1,196,248   1,202,795          (6,547)
Hartford Growth and Income HLS Fund   6,391,857   6,380,689          11,168
Hartford Growth Opportunities HLS
 Fund                                     2,373      31,332         (28,959)
Hartford High Yield HLS Fund          1,583,041   1,663,376         (80,335)
Hartford Index HLS Fund               4,382,327   4,734,285        (351,958)
Hartford International Stock HLS
 Fund                                     6,867      76,746         (69,879)
Hartford International Stock II HLS
 Fund                                     1,111      35,866         (34,755)
Hartford Investors Growth HLS Fund        5,445       8,466          (3,021)
Hartford Large Cap Growth HLS Fund       12,241      69,794         (57,553)
Hartford Mid Cap Stock HLS Fund          23,103      33,522         (10,419)
Hartford Money Market HLS Fund        2,910,331   1,815,782       1,094,549
Hartford Multisector Bond HLS Fund       10,566      21,612         (11,046)
Hartford Small Cap Value HLS Fund        94,325     158,586         (64,261)
Hartford SmallCap Growth HLS Fund        36,514     102,400         (65,886)
Hartford U.S. Government Securities
 HLS Fund                               311,867     220,333          91,534
Hartford Value Opportunities HLS
 Fund                                    18,247      64,574         (46,327)
ING VP Emerging Markets Fund                  -       4,484          (4,484)
ING VP Natural Resources Trust              212       6,857          (6,645)
INVESCO Health Science Fund               1,026       2,053          (1,027)
INVESCO Technology Fund                   5,330      20,532         (15,202)
INVESCO Equity Income Fund                6,589       5,687             902
MFS Emerging Growth Series                  451       6,083          (5,632)
MFS High Income Series                    4,283       2,095           2,188
MFS Strategic Income Series                 190       2,245          (2,055)
Montgomery Variable Series:
 Emerging Markets Fund                   48,606      56,171          (7,565)
Neuberger Berman AMT Limited
 Maturity Bond Portfolio                 15,602      10,454           5,148
Neuberger Berman AMT Partners
 Portfolio                                  804       2,626          (1,822)
SAFECO Equity Portfolio                  52,633      55,098          (2,465)
SAFECO Growth Opportunities
 Portfolio                              257,694     269,669         (11,975)
The Strong Discovery Fund II              6,944      15,677          (8,733)
The Strong International Stock Fund
 II                                       2,262      12,065          (9,803)
The Strong Mid Cap Growth Fund II         4,500          36           4,464
Van Eck Worldwide Bond Fund               1,442         269           1,173
Van Eck Worldwide Hard Assets Fund          703       2,752          (2,049)

  * Shares equivalent of units owned by participants prior to applicable management fees.

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

 6.  FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each sub-account has outstanding units.

                                                 UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                     UNITS    FAIR VALUE#  OWNER'S EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   ---------  -----------  --------------  -------  --------------  -------------
AMERICAN CENTURY VP BALANCED FUND
  2003  Lowest contract charges        5,086  $15.867981     $   80,708      0.45%          2.73%         18.92%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
  2002  Lowest contract charges        5,264   13.343030         70,242      0.31%       --               (7.33)%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
AMERICAN CENTURY VP CAPITAL APPRECIATION FUND
  2003  Lowest contract charges        4,447   10.511068         46,746      0.45%       --               19.93%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
  2002  Lowest contract charges        4,652    8.764090         40,770      0.31%       --              (21.86)%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO
  2003  Lowest contract charges       14,013   11.553105        161,896      0.45%          0.13%         31.00%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
  2002  Lowest contract charges       17,707    8.818909        156,160      0.31%          0.06%        (16.74)%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
ALLIANCEBERNSTEIN MONEY MARKET PORTFOLIO
  2003  Lowest contract charges       80,464   12.964253      1,043,158      0.45%          0.55%          0.08%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
  2002  Lowest contract charges      153,929   12.953735      1,993,957      0.31%          0.73%          0.43%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO
  2003  Lowest contract charges       14,816   17.754168        263,045      0.45%       --               23.11%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
  2002  Lowest contract charges       32,143   14.421067        463,541      0.31%       --              (20.23)%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
FEDERATED AMERICAN LEADERS FUND II
  2003  Lowest contract charges        9,009   18.330567        165,140      0.45%          1.49%         27.12%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
  2002  Lowest contract charges        8,651   14.419885        124,750      0.31%       --              (18.12)%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --

_____________________________________ SA-42 ____________________________________

                                                 UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                     UNITS    FAIR VALUE#  OWNER'S EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   ---------  -----------  --------------  -------  --------------  -------------
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES FUND II
  2003  Lowest contract charges       13,650  $14.785029     $  201,811      0.45%          4.73%          1.91%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
  2002  Lowest contract charges       24,906   14.508435        361,358      0.31%       --                6.26%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
FEDERATED HIGH INCOME BOND FUND II
  2003  Lowest contract charges        4,530   14.534031         65,845      0.45%          7.36%         21.67%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
  2002  Lowest contract charges        7,746   11.945703         92,534      0.31%       --               (3.44)%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
FEDERATED CAPITAL INCOME FUND II
  2003  Lowest contract charges        3,046   11.025674         33,585      0.45%          6.36%         20.13%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
  2002  Lowest contract charges        2,858    9.178114         26,233      0.31%       --              (19.21)%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
GARTMORE GVIT DEVELOPING MARKETS FUND
  2003  Lowest contract charges        7,717   10.115487         78,061      0.44%          0.05%         58.98%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
  2002  Lowest contract charges        4,487    6.362592         28,551      0.31%          0.11%        (19.74)%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
HARTFORD ADVISERS HLS FUND
  2003  Lowest contract charges      579,757    3.495449      2,026,513      1.35%          2.42%         16.90%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
  2002  Lowest contract charges      637,250    2.990023      1,905,391      0.93%          3.56%        (10.02)%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
HARTFORD BLUE CHIP STOCK HLS FUND
  2003  Lowest contract charges      183,265   16.675799      3,056,091      1.35%          0.04%         27.56%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
  2002  Lowest contract charges      214,585   13.072493      2,805,156      0.93%       --              (19.06)%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                 UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                     UNITS    FAIR VALUE#  OWNER'S EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   ---------  -----------  --------------  -------  --------------  -------------
HARTFORD BOND HLS FUND
  2003  Lowest contract charges      580,016  $ 2.576883     $1,494,632      1.35%          3.65%          6.40%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
  2002  Lowest contract charges    1,118,413    2.421879      2,708,660      0.92%          4.61%          7.45%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
HARTFORD CAPITAL APPRECIATION HLS FUND
  2003  Lowest contract charges       13,404    1.406795         18,857      1.24%          1.24%         40.68%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
HARTFORD CAPITAL OPPORTUNITIES HLS FUND
  2003  Lowest contract charges       22,807    5.818275        132,700      1.35%          0.36%         25.68%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
  2002  Lowest contract charges       23,064    4.629555        106,776      0.93%       --              (23.00)%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
HARTFORD GLOBAL LEADERS HLS FUND
  2003  Lowest contract charges       48,552   21.639602      1,050,641      1.35%          0.40%         33.76%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
  2002  Lowest contract charges       64,084   16.178210      1,036,759      0.93%          0.96%        (17.30)%
        Highest contract charges      10,110    7.187427         72,665      0.93%          0.38%        (13.16)%
        Remaining contract
        charges                       --          --            --           --          --             --
HARTFORD DISCIPLINED EQUITY HLS FUND
  2003  Lowest contract charges      196,614   20.773885      4,084,446      1.35%          1.19%         27.09%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
  2002  Lowest contract charges       20,806    4.868391        101,292      0.93%       --              (19.29)%
        Highest contract charges       9,221    4.693288         43,277      0.93%       --              (21.53)%
        Remaining contract
        charges                      255,773      --          4,180,733      --          --             --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  2003  Lowest contract charges      290,554    4.684257      1,361,031      1.35%       --               41.87%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
  2002  Lowest contract charges      424,251    3.301923      1,400,847      0.93%       --              (23.33)%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
HARTFORD HIGH YIELD HLS FUND
  2003  Lowest contract charges       72,499   13.138961        952,565      1.35%          3.89%         21.53%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
  2002  Lowest contract charges       96,354   10.810925      1,041,677      0.93%          6.51%         (6.50)%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --

_____________________________________ SA-44 ____________________________________

                                                 UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                     UNITS    FAIR VALUE#  OWNER'S EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   ---------  -----------  --------------  -------  --------------  -------------
HARTFORD INDEX HLS FUND
  2003  Lowest contract charges       24,424  $15.257272     $  372,646      0.45%          1.44%         27.56%
        Highest contract charges     284,457   16.573850      4,714,541      1.35%          1.21%         26.42%
        Remaining contract
        charges                       --          --            --           --          --             --
  2002  Lowest contract charges       21,654   11.961142        259,012      0.31%          1.19%        (17.80)%
        Highest contract charges     399,819   13.110654      5,241,885      0.93%          1.22%        (18.30)%
        Remaining contract
        charges                       --          --            --           --          --             --
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2003  Lowest contract charges      383,090    1.349008        516,791      1.25%          0.84%         34.90%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
  2002  Lowest contract charges       59,965    9.201424        551,767      0.93%       --              (19.26)%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
HARTFORD INTERNATIONAL STOCK HLS FUND
  2003  Lowest contract charges       69,565   14.992047      1,042,920      1.35%          2.33%         28.27%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
  2002  Lowest contract charges      104,211   11.687669      1,217,989      0.93%       --              (13.96)%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
HARTFORD LARGE CAP GROWTH HLS FUND
  2003  Lowest contract charges      209,623    8.308041      1,741,554      1.35%       --               21.77%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
  2002  Lowest contract charges      228,040    6.822901      1,555,897      0.93%       --              (21.12)%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
HARTFORD MID CAP STOCK HLS FUND
  2003  Lowest contract charges       86,869   11.850074      1,029,408      1.35%          0.17%         29.29%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
  2002  Lowest contract charges       78,186    9.165374        716,610      0.93%       --              (18.71)%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
HARTFORD MULTISECTOR BOND HLS FUND
  2003  Lowest contract charges       51,813   14.321983        742,063      1.35%          5.43%          7.79%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
  2002  Lowest contract charges       54,203   13.286778        720,188      0.93%       --                2.19%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                 UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                     UNITS    FAIR VALUE#  OWNER'S EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   ---------  -----------  --------------  -------  --------------  -------------
HARTFORD SMALL CAP VALUE HLS FUND
  2003  Lowest contract charges      116,486  $18.229857     $2,123,532      1.35%          0.51%         36.60%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
  2002  Lowest contract charges      109,303   13.345282      1,458,680      0.93%       --              (21.27)%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
HARTFORD SMALLCAP GROWTH HLS FUND
  2003  Lowest contract charges       59,564   22.411946      1,334,934      1.35%       --               48.05%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
  2002  Lowest contract charges       83,803   15.138100      1,268,611      0.93%       --              (26.13)%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
HARTFORD MONEY MARKET HLS FUND
  2003  Lowest contract charges      332,316    1.696902        563,907      1.36%          0.77%         (0.60)%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
  2002  Lowest contract charges      739,543    1.707196      1,262,546      0.93%          0.90%         (0.00)%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
HARTFORD STOCK HLS FUND
  2003  Lowest contract charges      193,037    1.271457        245,439      1.25%          1.27%         27.15%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
  2002  Lowest contract charges       22,582    7.818789        176,566      0.93%          1.20%        (18.42)%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  2003  Lowest contract charges       74,516   22.956680      1,710,636      1.35%          1.35%          0.78%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
  2002  Lowest contract charges      149,888   22.779788      3,414,432      0.92%       --                7.14%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
HARTFORD VALUE OPPORTUNITIES HLS FUND
  2003  Lowest contract charges       91,514   18.491775      1,692,248      1.35%          0.56%         39.98%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
  2002  Lowest contract charges      120,802   13.210798      1,595,896      0.93%       --              (20.28)%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --

_____________________________________ SA-46 ____________________________________

                                                 UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                     UNITS    FAIR VALUE#  OWNER'S EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   ---------  -----------  --------------  -------  --------------  -------------
ING VP EMERGING MARKETS FUND
  2003  Lowest contract charges        1,085  $ 9.405803     $   10,200      0.45%       --               46.54%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
  2002  Lowest contract charges          877    6.418426          5,633      0.31%       --              (20.99)%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
ING VP NATURAL RESOURCES TRUST
  2003  Lowest contract charges        2,125   14.592673         31,009      0.45%       --               29.94%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
  2002  Lowest contract charges        1,866   11.230070         20,965      0.32%          0.45%        (10.35)%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
INVESCO HEALTH SCIENCE FUND
  2003  Lowest contract charges       10,539   17.680161        186,338      0.45%       --               27.21%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
  2002  Lowest contract charges       12,373   13.898552        171,969      0.31%       --              (17.62)%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
INVESCO TECHNOLOGY FUND
  2003  Lowest contract charges       30,532   11.616845        354,691      0.45%       --               44.64%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
  2002  Lowest contract charges       31,219    8.031808        250,745      0.31%       --              (33.62)%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
INVESCO CORE EQUITY FUND
  2003  Lowest contract charges        8,706   14.787999        128,741      0.45%          1.19%         22.05%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
  2002  Lowest contract charges        8,872   12.116737        107,497      0.31%          2.14%        (17.13)%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
MFS EMERGING GROWTH SERIES
  2003  Lowest contract charges          791   14.668334         11,604      0.45%       --               29.64%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
  2002  Lowest contract charges        6,174   11.314430         69,857      0.31%       --              (24.28)%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                 UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                     UNITS    FAIR VALUE#  OWNER'S EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   ---------  -----------  --------------  -------  --------------  -------------
MFS HIGH INCOME SERIES
  2003  Lowest contract charges        4,778  $14.715094     $   70,312      0.45%          6.84%         17.43%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
  2002  Lowest contract charges       12,066   12.531160        151,202      0.31%       --               (0.34)%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
MFS STRATEGIC INCOME SERIES
  2003  Lowest contract charges        2,101   13.793767         28,982      0.45%          5.25%          9.88%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
  2002  Lowest contract charges        2,369   12.553012         29,740      0.31%       --                6.59%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
NEUBERGER BERMAN AMT LIMITED MATURITY BOND PORTFOLIO
  2003  Lowest contract charges        9,960   13.569986        135,159      0.45%          4.00%          1.96%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
  2002  Lowest contract charges       12,712   13.308572        169,180      0.31%       --                3.91%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
NEUBERGER BERMAN AMT PARTNERS PORTFOLIO
  2003  Lowest contract charges        4,749   13.630397         64,731      0.45%       --               34.48%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
  2002  Lowest contract charges        4,223   10.135482         42,806      0.31%       --              (23.93)%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
SAFECO EQUITY PORTFOLIO
  2003  Lowest contract charges        9,673   12.062753        116,678      0.45%          0.66%         24.22%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
  2002  Lowest contract charges       21,449    9.711024        208,292      0.31%          1.32%        (19.23)%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
SAFECO GROWTH OPPORTUNITIES PORTFOLIO
  2003  Lowest contract charges       10,469   15.679402        164,147      0.45%       --               42.30%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
  2002  Lowest contract charges       14,034   11.018552        154,639      0.31%       --              (33.18)%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --

_____________________________________ SA-48 ____________________________________

                                                 UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
                                     UNITS    FAIR VALUE#  OWNER'S EQUITY  RATIO*   INCOME RATIO**    RETURN***
                                   ---------  -----------  --------------  -------  --------------  -------------
THE STRONG MID CAP GROWTH FUND II
  2003  Lowest contract charges        9,870  $ 9.034490     $   89,172      0.45%       --               33.61%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
  2002  Lowest contract charges        6,753    6.761785         45,663      0.29%       --              (28.63)%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
VAN ECK WORLDWIDE BOND FUND
  2003  Lowest contract charges        1,162   14.751171         17,136      0.45%          1.67%         17.63%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
  2002  Lowest contract charges        1,525   12.540005         19,127      0.30%       --               18.03%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
VAN ECK WORLDWIDE HARD ASSETS FUND
  2003  Lowest contract charges          934   11.199452         10,456      0.46%          0.08%         44.43%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --
  2002  Lowest contract charges           63    7.754362            490      0.31%       --              (14.21)%
        Highest contract charges      --          --            --           --          --             --
        Remaining contract
        charges                       --          --            --           --          --             --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
FIRST FORTIS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

Summary of the Account's expense charges, including Mortality and Expense risk charges, Administrative charges, Riders (if applicable) and Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company, will make certain deductions ranging from 0.45% to 1.25% of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

The Company, will make certain deductions ranging from 0.10% to 0.15% of the contract's value for annual fund operating expenses provided for by the Company.

These charges are a reduction in unit values.

RIDERS:

The Company will make certain deductions for various Rider charges, such as Enhanced Death Benefit charge of 0.45%, and Guaranteed PayoutPlan charge of 0.35%.

These charges are a reduction in unit values.

ANNUAL MAINTENANCE FEE:

An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year.

However, this fee is not applicable to contracts with values of $25,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

These charges are a redemption of units.

_____________________________________ SA-50 ____________________________________

                         REPORT OF INDEPENDENT AUDITORS
                    ---------------------------------------

To the Board of Directors and Stockholder of First Fortis Life Insurance Company:

In our opinion, the accompanying balance sheets and the related statements of operations, changes in stockholder's equity and cash flows present fairly, in all material respects, the financial position of First Fortis Life Insurance Company (the Company), an indirect, wholly owned subsidiary of Fortis (SA/NV) and Fortis N.V., at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/S/ PRICEWATERHOUSECOOPERS LLP
Minneapolis, Minnesota
February 20, 2004

                      FIRST FORTIS LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                     YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                          DECEMBER 31,
                                                      ---------------------
                                                        2003        2002
                                                      ---------------------
                                                      (in thousands except
                                                           share data)
 ASSETS
   Investments:
   Fixed maturities available for sale, at fair
    value (amortized cost -- $157,032 in 2003 and
    $166,221 in 2002)                                 $167,712    $175,616
   Equity securities available for sale, at fair
    value (cost -- $9,574 in 2003 and $3,054 in
    2002)                                                9,784       3,100
   Commercial mortgage loans on real estate, at
    amortized cost                                       3,800          --
   Policy loans, at amortized cost                          37          24
   Short-term investments, at amortized cost             8,091       3,394
   Other investments                                       275         348
                                                      ---------------------
                                  TOTAL INVESTMENTS    189,699     182,482
                                                      ---------------------
   Cash and cash equivalents                             1,060       2,030
   Premiums and accounts receivable                      2,777       2,793
   Reinsurance recoverables                            100,451     110,128
   Due from affiliates                                      --       1,511
   Accrued investment income                             2,185       2,333
   Deferred acquisition costs                              942       1,570
   Deferred income taxes, net                            3,040       4,170
   Goodwill                                              2,038       1,971
   Other assets                                             82         108
   Assets held in separate accounts                     39,678      43,430
                                                      ---------------------
                                       TOTAL ASSETS   $341,952    $352,526
                                                      ---------------------
 LIABILITIES
   Future policy benefits and expenses                $ 24,143    $ 14,991
   Unearned premiums                                    35,798      55,578
   Claims and benefits payable                         137,233     140,142
   Commissions payable                                   3,811       3,848
   Reinsurance balances payable                          1,935       2,807
   Funds held under reinsurance                             94         261
   Deferred gain on disposal of businesses               8,067       9,963
   Due to affiliates                                     2,407          --
   Accounts payable and other liabilities                6,264       7,955
   Income tax payable                                    1,771       2,478
   Liabilities related to separate accounts             39,678      43,430
                                                      ---------------------
                                  TOTAL LIABILITIES    261,201     281,453
                                                      ---------------------
 STOCKHOLDER'S EQUITY
   Common stock, $20 par value: authorized, issued
    and outstanding shares -- 100,000                    2,000       2,000
   Additional paid-in capital                           43,006      43,006
   Retained earnings                                    28,663      20,139
   Accumulated other comprehensive income                7,082       5,928
   Total stockholder's equity                           80,751      71,073
                                                      ---------------------
         TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY   $341,952    $352,526
                                                      ---------------------

             SEE THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

                      FIRST FORTIS LIFE INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                       YEARS ENDED DECEMBER 31,
                                                      ---------------------------
                                                       2003      2002      2001
                                                      ---------------------------
                                                            (in thousands)
 REVENUES
   Net earned premiums and other considerations       $69,206   $74,215   $62,059
   Net investment income                               10,315    11,171    10,006
   Net realized gain (loss) on investments                646    (2,599)   (1,722)
   Amortization of deferred gain on disposal of
    businesses                                          1,896     2,242     1,984
   Fees and other income                                  306       368       938
                                                      ---------------------------
                                     TOTAL REVENUES    82,369    85,397    73,265
                                                      ---------------------------
 BENEFITS, LOSSES AND EXPENSES
   Policyholder benefits                               45,114    47,151    42,469
   Amortization of deferred acquisition costs             774     2,319       534
   Underwriting, general and administrative
    expenses                                           23,237    23,638    18,197
                                                      ---------------------------
                TOTAL BENEFITS, LOSSES AND EXPENSES    69,125    73,108    61,200
   Income before income taxes                          13,244    12,289    12,065
   Income taxes                                         4,507     4,197     4,241
                                                      ---------------------------
                                         NET INCOME   $ 8,737   $ 8,092   $ 7,824
                                                      ---------------------------

             SEE THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

                      FIRST FORTIS LIFE INSURANCE COMPANY
                 STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                                    Accumulated
                                                           Additional                  Other
                                                  Common    Paid-In     Retained   Comprehensive
                                                  Stock     Capital     Earnings   Income (Loss)    Total
                                                  --------------------------------------------------------
                                                                       (in thousands)
                        BALANCE, JANUARY 1, 2001  $2,000    $37,440     $ 4,223       $ (285)      $43,378
BALAC equity as of 11/30/01                          --       5,566          --           --         5,566
Comprehensive income:
  Net income                                         --          --       7,824           --         7,824
  Net change in unrealized gains on securities       --          --          --        2,532         2,532
                                                                                                   -------
Total comprehensive income                                                                          10,356
                                                  --------------------------------------------------------
                      BALANCE, DECEMBER 31, 2001  2,000      43,006      12,047        2,247        59,300
                                                  --------------------------------------------------------
Comprehensive income:
  Net income                                         --          --       8,092           --         8,092
  Net change in unrealized gains on securities       --          --          --        3,681         3,681
                                                                                                   -------
Total comprehensive income                                                                          11,773
                                                  --------------------------------------------------------
                      BALANCE, DECEMBER 31, 2002  2,000      43,006      20,139        5,928        71,073
                                                  --------------------------------------------------------
Comprehensive income:
  Net income                                         --          --       8,737           --         8,737
  Net change in unrealized gains on securities       --          --          --          941           941
  Other                                              --          --        (213)         213            --
                                                                                                   -------
Total comprehensive income                                                                           9,678
                                                  --------------------------------------------------------
                      BALANCE, DECEMBER 31, 2003  $2,000    $43,006     $28,663       $7,082       $80,751
                                                  --------------------------------------------------------

             SEE THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

                      FIRST FORTIS LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                        DECEMBER 31, 2003, 2002 AND 2001

                                                         YEARS ENDED DECEMBER 31,
                                                      -------------------------------
                                                        2003       2002        2001
                                                      -------------------------------
                                                              (in thousands)
 OPERATING ACTIVITIES
   Net income                                         $  8,737   $   8,092      7,824
   Adjustments to reconcile net income to net cash
    provided by operating activities:
   Change in reinsurance recoverable                     9,677      (2,075)   (15,412)
   Change in premiums and accounts receivables           1,527       3,995       (338)
   Change in deferred acquisition costs                    628       2,190        344
   Change in accrued investment income                     148         155        378
   Change in insurance policy reserves and
    liabilities                                        (13,537)         47      2,382
   Change in accounts payable and other liabilities        716      (3,897)      (327)
   Change in commissions payable                           (37)        107      1,023
   Change in reinsurance payable                          (872)        (76)      (215)
   Change in funds held under reinsurance                 (167)         68          2
   Amortization of deferred gain on disposal of
    businesses                                          (1,896)     (2,243)    (1,984)
   Change in income taxes                                  (83)     (4,241)      (462)
   Net realized (gains) losses on investments             (646)      2,599      1,722
   Other                                                    18        (207)       821
                                                      -------------------------------
           NET CASH PROVIDED BY (USED IN) OPERATING
                                         ACTIVITIES      4,213       4,514     (4,242)
                                                      -------------------------------
 INVESTING ACTIVITIES
   Sales of:
   Fixed maturities available for sale                  30,892      86,092     60,078
   Equity securities available for sale                  2,486       1,640        435
   Other invested assets                                    73         126     (1,015)
   Maturities, prepayments and scheduled redemption
    of:
   Fixed maturities available for sale                  22,221      14,276     13,529
   Purchase of:
   Fixed maturities available for sale                 (43,359)   (111,100)   (50,312)
   Equity securities available for sale                 (8,986)     (2,096)      (498)
   (Increase) in commercial mortgage loans on real
    estate                                              (3,800)         --         --
   (Increase) decrease in short term investments        (4,697)      3,207      4,026
   (Increase) in policy loans                              (13)        (18)        (2)
   Net cash received related to acquisition/sale of
    business via reinsurance                                --          --      6,766
   Cash used for BALAC                                      --          --    (32,875)
                                                      -------------------------------
           NET CASH (USED IN) PROVIDED BY INVESTING
                                         ACTIVITIES     (5,183)     (7,873)       132
                                                      -------------------------------

             SEE THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

                      FIRST FORTIS LIFE INSURANCE COMPANY
                      STATEMENTS OF CASH FLOWS (CONTINUED)
                        DECEMBER 31, 2003, 2002 AND 2001

                                                       YEARS ENDED DECEMBER 31,
                                                      --------------------------
                                                       2003     2002      2001
                                                      --------------------------
                                                            (in thousands)
 FINANCING ACTIVITIES
   Activities related to investment products:
   Considerations received                                --        --     1,864
   Surrenders and death benefits                          --        --      (317)
   Interest credited to policyholders                     --        --        84
                                                      --------------------------
          NET CASH PROVIDED BY FINANCING ACTIVITIES       --        --     1,631
                                                      --------------------------
   Change in cash and cash equivalents                  (970)   (3,359)   (2,479)
   Cash and cash equivalents at beginning of period    2,030     5,389     7,868
                                                      --------------------------
   Cash and cash equivalents at end of period         $1,060   $ 2,030   $ 5,389
                                                      --------------------------
   Supplemental schedule of non-cash investing
    activities:
   Assets and liabilities transferred in
    reinsurance transactions (Note 9):
   Non-cash assets (ceded) received:
   Other assets                                       $   --   $   (63)  $  (182)
   Deferred acquisition costs                             --        --    (3,957)
   Separate accounts                                      --        --       143
                                                      --------------------------
             TOTAL VALUE OF ASSETS (CEDED) RECEIVED   $   --   $   (63)  $(3,996)
                                                      --------------------------
   Non-cash liabilities ceded (assumed):
   Future policy benefit reserves                     $   --   $    --   $ 6,957
   Other liabilities                                      --       (32)       25
                                                      --------------------------
                  TOTAL LIABILITIES CEDED (ASSUMED)   $   --   $   (32)  $ 6,982
                                                      --------------------------
   Supplemental information:
     Income taxes paid                                $4,544   $ 8,455   $ 4,703

             SEE THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

FIRST FORTIS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003, 2002 AND 2001
(IN THOUSANDS EXCEPT NUMBER OF SHARES AND PER SHARE AMOUNTS)

 -----------------------------------------------------------------------------

1. NATURE OF OPERATIONS

First Fortis Life Insurance Company (the "Company") is a provider of life and health insurance products. At December 31, 2003, the Company was a wholly owned subsidiary of Fortis, Inc. ("Fortis"), which itself was an indirect, wholly owned subsidiary of Fortis (SA/NV) of Belgium and Fortis N.V of the Netherlands (collectively, the "Parent").

On February 5, 2004, the Parent sold approximately 65% of its ownership interest in Fortis via an Initial Public Offering ("IPO"). In connection with the IPO, Fortis was merged into Assurant, Inc., a Delaware corporation, which was formed solely for the purpose of the redomestication of Fortis. After the merger, Assurant, Inc. became the successor to the business, operations and obligations of Fortis. Assurant, Inc is traded on the New York Stock Exchange under the symbol AIZ.

The Company is incorporated in New York and is qualified to sell life, health and annuity insurance in the state of New York. The Company's revenues are derived primarily from group employee benefits and credit products and health. The Company offers insurance products, including life insurance policies, annuity contracts, and group life, accident and health insurance policies.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates when recording transactions resulting from business operations based on information currently available. The most significant items on the Company's balance sheet that involve accounting estimates and actuarial determinations are goodwill, reinsurance recoverables, valuation of investments, deferred acquisition costs ("DAC"), liabilities for future policy benefits and expenses, and claims and benefits payable. The accounting estimates and actuarial determinations are sensitive to market conditions, investment yields, mortality, morbidity, commissions and other acquisition expenses, and terminations by policyholders. As additional information becomes available or actual amounts are determinable, the recorded estimates will be revised and reflected in operating results. Although some variability is inherent in these estimates, the Company believes the amounts provided are reasonable.

COMPREHENSIVE INCOME

Comprehensive income is comprised of net income and other comprehensive income, which includes unrealized gains and losses on securities classified as available for sale, less deferred income taxes.

RECLASSIFICATIONS

Certain amounts in the 2002 and 2001 financial statements have been reclassified to conform to the 2003 presentation.

CASH AND CASH EQUIVALENTS

The Company considers cash on hand, all operating cash and working capital cash to be cash equivalents. These amounts are carried principally at cost, which approximates fair value. Cash balances are reviewed at the end of each reporting period to determine if negative cash balances exist. If negative cash balances do exist, the cash accounts are netted with other positive cash accounts of the same bank provided the right of offset exists between the accounts. If the right of offset does not exist, the negative cash balances are reclassified to accounts payable.

INVESTMENTS

The Company's investment strategy is developed based on many factors including insurance asset and liability management, rate of return, maturity, credit risk, tax considerations and regulatory requirements.

Fixed maturities and equity securities are classified as available-for-sale and reported at fair value. Changes in fair values of available for sale securities, after related deferred income taxes and after adjustment for the changes in the pattern of amortization of deferred policy acquisition costs and participating policyholder dividends, are reported as accumulated other comprehensive income and, accordingly, have no effect on net income. The unrealized appreciation or depreciation in the fair value of available for sale securities is reported net of taxes that would have been required as a charge or credit to income had such unrealized amounts been realized.

Commercial mortgage loans on real estate are reported at unpaid balances, adjusted for amortization of premium or discount, less allowance for losses. Allowances, if necessary, are established for mortgage loans based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate when such loans are determined to be in default as to scheduled payments. The change in the allowance for losses is recorded as realized gains and losses on investments. Such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or at the loan's observable market price, or the fair market value of the collateral if the loan is collateral dependent.

Policy loans are reported at unpaid principal balances, which do not exceed the cash surrender value of the underlying policies.

Short-term investments include all investment cash and highly liquid investments. These amounts are carried principally at cost, which approximates fair value.

The Company regularly monitors its investment portfolio to ensure that investments that may be other than temporarily impaired are identified in a timely fashion and properly valued, and that any impairments are charged against earnings in the proper period. The Company's methodology to identify potential impairments requires professional judgment. Changes in individual security values are monitored on a semi-monthly basis in order to identify potential problem credits. In addition, securities whose market price is equal to 85% or less of their original purchase price are added to the impairment watchlist, which is discussed at monthly meetings attended by members of the Company's investment, accounting and finance departments. Any security whose price decrease is deemed other-than-temporary is written down to its then current market level. Inherently, there are risks and uncertainties involved in making these judgments. Changes in circumstances and critical assumptions such as a continued weak economy, a more pronounced economic downturn or unforeseen events which affect one or more companies, industry sectors or countries could result in additional write downs in future periods for impairments that are deemed to be other-than-temporary.

Realized gains and losses on sales of investments and declines in value judged to be other-than-temporary are recognized on the specific identification basis.

Investment income is recorded as earned net of investment expenses.

The Company anticipates prepayments of principal in the calculation of the effective yield for mortgage-backed securities and structured securities. The majority of the Company's mortgage-backed securities and structured securities are of high credit quality. Therefore, the retrospective method is used to adjust the effective yield.

REINSURANCE

Reinsurance recoverables include amounts related to paid benefits and estimated amounts related to unpaid policy and contract claims, future policyholder benefits and policyholder contract deposits. The cost of reinsurance is accounted for over the terms of the underlying reinsured policies using assumptions consistent with those used to account for the policies. Amounts recoverable from reinsurers are estimated in a manner consistent with claim and claim adjustment expense reserves or future policy benefits reserves and are reported in the consolidated balance sheets. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies. The ceding of insurance does not discharge the Company's primary liability to insureds. An estimated allowance for doubtful accounts is recorded on the basis of periodic evaluations of balances due from reinsurers, reinsurer solvency, management's experience, and current economic conditions.

DEFERRED ACQUISITION COSTS (DAC)

The costs of acquiring new business, which vary with and are directly related to the production of new business, are deferred to the extent recoverable and amortized. For credit life, disability, accident and health insurance products, such costs are amortized over the premium paying period. For interest sensitive and investment products, such costs are amortized in relation to expected future gross profits.

A premium deficiency is recognized by a charge to the statement of operations as a reduction of DAC to the extent that future policy premiums, including anticipation of interest income, are not adequate to recover all DAC and related claims, benefits and expenses. If the premium deficiency is greater than unamortized DAC, a liability will be accrued for the excess deficiency.

GOODWILL

Goodwill represents the excess of acquisition costs over the net fair values of identifiable assets acquired and liabilities assumed in a business combination. The Company adopted Statement of Financial Accounting Standards No. 142 ("FAS 142"), Goodwill and Other Intangible Assets, as of January 1, 2002. Pursuant to FAS 142, goodwill is deemed to have an indefinite life and should not be amortized, but rather tested at least annually for impairment. The goodwill impairment test has two steps. The first identifies potential impairments by comparing the fair value of a reporting unit with its book value, including goodwill. If the fair value of the reporting unit exceeds the carrying amount, goodwill is not impaired and the second step is not required. If the carrying value exceeds the fair value, the second step calculates the possible impairment loss by comparing the implied fair value of goodwill with the carrying amount. If the implied goodwill is less than the carrying amount, a write down is recorded. Prior to the adoption of FAS 142, goodwill was amortized over 20 years. Upon the adoption of FAS 142, the Company ceased amortizing goodwill. The measurement of fair value was determined based on a valuation report prepared by an independent valuation firm. The valuation was based on an evaluation of ranges of future discounted earnings, public company trading multiples and acquisitions of similar companies. Certain key assumptions considered include forecasted trends in revenues, operating expenses and effective tax rates.

On December 31, 2001, the Company entered into an agreement with Protective Life Corporation which provided for the assumption of its Dental Benefits Division. The blocks of business purchased included group dental, group life and group disability insurance products. At that time, the Company recorded $1,625 of goodwill on this transaction. In 2002, the Company completed its final allocation of purchase price and recorded $22 in additional goodwill. As of December 31, 2003 and 2002, the Company has $1,714 and 1,647, respectively, of goodwill for this business.

SEPARATE ACCOUNTS

Assets and liabilities associated with separate accounts relate to premium and annuity considerations for variable life and annuity products for which the contract-holder, rather than the Company, bears the investment risk. Separate account assets are reported at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying consolidated statements of operations. Through April 1, 2001, the Company received administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees were included in net earned premiums and other considerations in the statements of operations. Since April 1, 2001, all fees have been ceded to the Hartford Life Insurance and Annuity Company (the "Hartford") (see note 4).

The Company received mortality and expense risk fees from the separate accounts, deducted monthly cost of insurance charges, and received minimum death benefit guarantee fees along with issue and administrative fees from the variable life insurance separate accounts prior to the sale.

The Company made contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company made periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made. The risk associated with minimum business guarantees has been ceded to the Hartford as noted above.

INCOME TAXES

Beginning January 1, 2003, the Company files consolidated federal income tax return with its parent, Fortis, Inc.

From January 1, 2001 through December 31, 2002, the Company reported its taxable income in a separately filed federal income tax return.

From May 1, 1997 through December 31, 2000, the Company reported its taxable income in a consolidated federal income tax return along with other affiliated subsidiaries of Fortis. Income tax expense or credits were allocated among the affiliated subsidiaries by applying corporate income tax rates to taxable income or loss determined on a separate return basis according to a Tax Allocation Agreement.

Deferred income taxes reflect the net tax effects of temporary differences between the basis of assets and liabilities for financial statement purposes and for income tax purposes.

OTHER ASSETS

Other assets include prepaid items and intangible assets. Identifiable intangible assets with finite lives are amortized on a straight-line basis over their estimated useful lives. The Company tests the intangible assets for impairment whenever circumstances warrant, but at least annually. If impairment exists, then excess of the unamortized balance over the fair value of the intangible assets will be charged to income at that time.

REVENUES AND FUTURE POLICY BENEFIT RESERVES

Premiums for traditional life insurance products are recognized as revenues when due over the premium-paying period. Reserves for future policy benefits are computed using the net level method and include investment yield, mortality, withdrawal, and other assumptions based on the Company's experience, modified as necessary to reflect anticipated trends and to include provisions for possible unfavorable deviations.

Revenues for investment products consist of charges assessed against policy account balances during the period for the cost of insurance, policy administration, and surrender charges. Future policy benefit reserves are computed under the retrospective deposit method and consist of policy account balances before applicable surrender charges. Policy benefits charged to expense during the period include amounts paid in excess of policy account balances and interest credited to policy account balances. Interest crediting rates for investment products ranged from 3% to 7% in 2003, 3% to 10% in 2002 and 3% to 10.8% in 2001.

Premiums for accident and health insurance products, including medical, long-term and short-term disability and dental insurance products, are recognized as revenues ratably over the contract period in proportion to the risk insured. Reserves for future disability benefits are based on the 1987 Commissioners Group Disability Table. The valuation interest rate is the Single Premium Immediate Annuity valuation rate less 100 basis points. Claims in the first five years are modified based on the Company's actual experience.

CLAIMS AND BENEFITS PAYABLE

Other policy claims and benefits payable for reported and incurred but not reported claims and related claims adjustment expenses are determined using case-basis estimates and past experience. The methods of making such estimates and establishing the related liabilities are continually reviewed and updated. Any adjustments resulting there from are reflected in income currently.

GUARANTY FUND ASSESSMENTS

There are a number of insurance companies that are currently under regulatory supervision. This may result in future assessments to the Company by state guaranty fund associations to cover losses to policyholders of insolvent or rehabilitated companies. These assessments can be partially recovered through a reduction in future premium taxes in some states. The Company believes it has adequately provided for the impact of future assessments relating to current insolvencies.

RECENT ACCOUNTING PRONOUNCEMENTS

In June 2002, the Financial Accounting Standards Board ("FASB") issued FAS 146, Accounting for Costs Associated with Exit or Disposal Activities ("FAS 146"). This statement addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies Emerging Issues Task Force ("EITF") Issue 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit on Activity (Including Certain Costs Incurred in Restructuring ("EITF 94-3")). EITF 94-3 required accrual of liabilities related to exit and disposal activities at a plan (commitment) date. FAS 146 requires that a liability for a cost associated with an exit or disposal activity be recognized when the liability is incurred. The provisions of this statement are effective for exit or disposal activities that are initiated after December 31, 2002. The Company adopted this Statement on January 1, 2003. The adoption of this standard did not have a material impact on the Company's financial position or the results of operations.

In November 2002, the FASB issued Interpretation 45, Guarantor's Accounting and Disclosure Requirements for Guarantees ("FIN 45"). FIN 45 requires that a liability be recognized at the inception of certain guarantees for the fair value of the obligation, including the ongoing obligation to stand ready to perform over the term of the guarantee. Guarantees, as defined in FIN 45, include contracts that contingently require the Company to make payments to a guaranteed party based on changes in an underlying obligation that is related to an asset, liability or equity security of the guaranteed party, performance guarantees, indemnification agreements and indirect guarantees of indebtedness of others. This new accounting standard is effective for certain guarantees issued or modified after December 31, 2002. In addition, FIN 45 requires certain additional disclosures. The Company adopted this standard on January 1, 2003, and the adoption did not have a material impact on the Company's financial position or the results of operations.

In April 2003, the FASB's Derivative Implementation Group ("DIG") released FAS 133 Implementation Issue B36, Embedded Derivatives: Modified Coinsurance Arrangement and Debt Instrument that Incorporates Credit Risk Exposures that are Unrelated or Only Partially Related to the Creditworthiness of the obligor under those Instruments ("DIG B36"). DIG B36 addresses whether FAS 133 requires bifurcation of a debt instrument into a debt host contract and an embedded derivative if the debt instrument incorporates both interest rate risk and credit risk exposures that are unrelated or only partially related to the creditworthiness of the issuer of that instrument. Under DIG B36, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or a total return debt index are examples of arrangements containing embedded derivatives requiring bifurcation. The effective date of the implementation guidance is October 1, 2003. The adoption of this standard did not have a material impact on the Company's financial position or the results of operations.

In April 2003, the FASB issued FAS 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities ("FAS 149"). This statement amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts (collectively referred to as derivatives) and for hedging activities under FAS 133, Accounting for Derivative Instruments and Hedging Activities. This Statement is effective prospectively for contracts entered into or modified after June 30, 2003 and prospectively for hedging relationships designated after June 30, 2003. The adoption of this standard did not have a material impact on the Company's financial position or the results of operations.

On July 7, 2003, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long Duration Contracts and for Separate Accounts ("SOP 03-1"). SOP 03-1 provides guidance on a number of topics unique to insurance enterprises, including separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, returns based on a contractually referenced pool of assets or index, accounting for contracts that contain death or other insurance benefit features, accounting for reinsurance and other similar contracts, accounting for annuitization benefits and sales inducements to contract holders. SOP 03-1 will be effective for the Company's financial statements on January 1, 2004. The Company assessed this statement and determined that the adoption of this statement will not have a material impact on the Company's financial position or the results of operations.

In January 2003, the FASB issued Interpretation 46 ("FIN 46"), Consolidation of Variable Interest Entities, an Interpretation of Accounting Research Bulletin No. 51 ("ARB 51"), which clarifies the consolidation accounting guidance in ARB 51, Consolidated Financial Statements, as it applies to certain entities in which equity investors who do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entities to finance their activities without additional subordinated financial support from other parties. Such entities are known as variable interest entities ("VIEs"). FIN 46 requires that the primary beneficiary of a VIE consolidate the VIE. FIN 46 also requires new disclosures for significant relationships with VIEs, whether or not consolidation accounting is either used or anticipated. The consolidation requirements of FIN 46 apply immediately to VIEs created after January 31, 2003, and to VIEs in which an enterprise holds a variable interest that was acquired after February 1, 2003. On October 8, 2003, the FASB deferred the adoption of FIN 46 until reporting periods ending after December 15, 2003. The adoption of this statement did not have a material impact on the Company's financial position or the results of operations.

3. MERGERS AND ACQUISITIONS

BANKERS AMERICA LIFE ASSURANCE COMPANY ("BALAC")

On November 30, 2001, the Company completed a statutory merger in which Bankers American Life Assurance Company ("BALAC"), a New York insurance company, merged into the Company (the "Merger"). The Merger was completed as part of an internal reorganization being effected by Fortis with respect to certain of its life and health insurance companies. This transaction was accounted for at historical cost, similar to pooling of interests. The results of operations for BALAC have been included as of January 1, 2001.

DENTAL BENEFITS DIVISION ("DBD") OF PROTECTIVE LIFE CORPORATION ("PROTECTIVE")

The following transaction was accounted for under the purchase method. Consequently, the purchase price was allocated to assets acquired and liabilities assumed based on the relative fair values. On December 31, 2001, the Company purchased the Dental Benefits Division of Protective Life Corporation ("Protective"). The purchase included group dental, group life and group disability insurance products ("Insurance Products"). The Company entered into a reinsurance agreement with Protective for these insurance products on a 100% co-insurance basis and performs administration services for such insurance products. The Company assumed approximately $239 of reserves, paid cash of approximately $2,350 and recorded $1,647 of goodwill at December 31, 2001. The result of operation of the business acquired has been included in the financial statements since the date of acquisition.

4. DISPOSITIONS

FORTIS FINANCIAL GROUP ("FFG")

On April 2, 2001, the Company entered into a reinsurance agreement with the Hartford Life Insurance and Annuity Company (the "Hartford") for the sale of its Fortis Financial Group ("FFG") division. FFG includes annuity contracts (collectively, the "Insurance Contracts") written by the Company. Certain of the Insurance Contracts permit investment in, among other investment options, various series of the Fortis Series Fund.

To execute the sale as it relates to the Company, the Hartford reinsured the Insurance Contracts on a 100% coinsurance basis (or 100% modified coinsurance basis for the Separate Accounts block) and agreed to administer the Insurance Contracts going forward. The Company received in connection with the sale an aggregate consideration of approximately $15,000 from the Hartford. The reinsurance contracts did not legally replace the Company as the insurer to policyholders or extinguish the Company's liabilities to its policyholders. The reserves for this block of business are included in the Company's reserves, see
Note 9. The deferred gain is being amortized over the remaining estimated life of the underlying business. The amortization of the deferred gain is more rapid in the first few years after sale and will be slower as the liabilities in the reinsured block decrease. During 2003, 2002 and 2001, the Company recognized pre-tax income of approximately $1,694, $1,985, and $1,646, respectively, reflecting the amortization of a portion of the deferred gain in the results of operations.

5. INVESTMENTS

The amortized cost and fair value of fixed maturities and equity securities were as follows:

                                                                                At December 31, 2003
                                                              ---------------------------------------------------------
                                                               Cost or         Gross           Gross
                                                              Amortized      Unrealized      Unrealized
                                                                Cost           Gains           Losses        Fair Value
                                                              ---------------------------------------------------------
FIXED MATURITIES
BONDS:
United States Government and government agencies and
 authorities                                                  $ 27,211        $   861          $ (18)         $ 28,054
States, municipalities and political subdivisions                2,775            246             --             3,021
Foreign governments                                              5,349            396            (23)            5,722
Public utilities                                                20,239          2,047             --            22,286
All other corporate bonds                                      101,458          7,226            (55)          108,629
                                                              ---------------------------------------------------------
                               TOTAL FIXED MATURITIES         $157,032        $10,776          $ (96)         $167,712
                                                              ---------------------------------------------------------

EQUITY SECURITIES
NON-REDEEMABLE PREFERRED STOCKS:
Non-sinking fund preferred stocks                             $  9,574        $   256          $ (46)         $  9,784
                                                              ---------------------------------------------------------
                              TOTAL EQUITY SECURITIES         $  9,574        $   256          $ (46)         $  9,784
                                                              ---------------------------------------------------------

                                                                                At December 31, 2002
                                                              ---------------------------------------------------------
                                                               Cost or         Gross           Gross
                                                              Amortized      Unrealized      Unrealized
                                                                Cost           Gains           Losses        Fair Value
                                                              ---------------------------------------------------------
FIXED MATURITIES
BONDS:
United States Government and government agencies and
 authorities                                                  $ 36,949        $ 1,787          $  --          $ 38,736
States, municipalities and political subdivisions                2,778            217             --             2,995
Foreign governments                                              4,173            406             --             4,579
Public utilities                                                23,869          1,473           (450)           24,892
All other corporate bonds                                       98,452          6,267           (305)          104,414
                                                              ---------------------------------------------------------
                               TOTAL FIXED MATURITIES         $166,221        $10,150          $(755)         $175,616
                                                              ---------------------------------------------------------
EQUITY SECURITIES
NON-REDEEMABLE PREFERRED STOCKS:
Non-sinking fund preferred stocks                             $  3,054        $    64          $ (18)         $  3,100
                                                              ---------------------------------------------------------
                              TOTAL EQUITY SECURITIES         $  3,054        $    64          $ (18)         $  3,100
                                                              ---------------------------------------------------------

The amortized cost and fair value of fixed maturities at December 31, 2003 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                     Amortized
                                                                       Cost          Fair Value
                                                                     --------------------------
Due in one year or less                                              $  1,691         $  1,740
Due after one year through five years                                  29,185           31,466
Due after five years through ten years                                 48,939           52,377
Due after ten years                                                    37,140           41,061
                                                       TOTAL          116,955          126,644
Mortgage and asset backed securities                                   40,077           41,068
                                                                     --------------------------
                                                       TOTAL         $157,032         $167,712
                                                                     --------------------------

Gross gains of $1,247, $2,887 and $2,054 and gross losses of $560, $4,331, and $2,981 were realized on these sales in 2003, 2002 and 2001, respectively.

Major categories of net investment income were as follows:

                                                                      Years ended December 31,
                                                                     ---------------------------
                                                                      2003      2002      2001
                                                                     ---------------------------
Fixed maturities                                                     $ 9,869   $11,104   $ 8,908
Equity securities                                                        528       280       846
Policy loans                                                               3         2        --
Short-term investments                                                    61       112        23
Other investments                                                         (7)      (46)      401
Investment expenses                                                     (139)     (281)     (172)
                                                                     ---------------------------
                                       NET INVESTMENT INCOME         $10,315   $11,171   $10,006
                                                                     ---------------------------

The net realized gains (losses) recorded in income for 2003, 2002 and 2001 are summarized as follows:

                                                                     Years ended December 31,
                                                                     ------------------------
                                                                     2003    2002      2001
                                                                     ------------------------
Fixed maturities                                                     $628   $(2,489)  $(1,633)
Equity securities                                                      21       (32)      (89)
                                                                     ------------------------
Total marketable securities                                           649    (2,521)   (1,722)
Other                                                                  (3)      (78)       --
                                                                     ------------------------
                                                       TOTAL         $646   $(2,599)  $(1,722)
                                                                     ------------------------

The Company recorded $38, $1,077, and $795 of pre-tax realized losses in 2003, 2002 and 2001, respectively, associated with other-than-temporary declines in value of available for sale securities.

The Company has made commercial mortgage loans, collateralized by the underlying real estate, on properties located in the State of New York.

The Company had fixed maturities carried at $993 and $979 at December 31, 2003 and 2002, respectively, on deposit with various governmental authorities as required by law.

6. INCOME TAXES

The Company is subject to U.S. taxes. Starting in 2003, it is part of the U.S. consolidated federal income tax return with its parent, Fortis, Inc. For 2002 and 2001, it filed a separate U.S. federal tax return. Information about current and deferred tax expense follows:

                                                                        Years Ended December 31,
                                                                     -------------------------------
                                                                      2003        2002        2001
                                                                     -------------------------------
Current expense:
  Federal                                                            $3,837      $4,548      $ 8,917
  Foreign                                                                --          --           --
                                                                     -------------------------------
                                       TOTAL CURRENT EXPENSE          3,837       4,548        8,917
Deferred expense (benefit)
  Federal                                                               670        (351)      (4,676)
  Foreign                                                                --          --           --
                                                                     -------------------------------
                            TOTAL DEFERRED EXPENSE (BENEFIT)            670        (351)      (4,676)
                                                                     -------------------------------
                                    TOTAL INCOME TAX EXPENSE         $4,507      $4,197      $ 4,241
                                                                     -------------------------------

A reconciliation of the federal income tax rate to the Company's effective income tax rate follows:

                                                                              December 31,
                                                                     -------------------------------
                                                                      2003        2002        2001
                                                                     -------------------------------
Federal income tax rate:                                               35.0%       35.0%        35.0%
Reconciling items:
  Tax exempt interest                                                  (0.2)       (0.3)         0.0
  Dividends received deduction                                         (0.7)        0.0          0.0
  Permanent nondeductible expenses                                      0.2         0.1          0.2
  Other                                                                (0.3)       (0.6)         0.0
                                                                     -------------------------------
                                  EFFECTIVE INCOME TAX RATE:           34.0%       34.2%        35.2%
                                                                     -------------------------------

The tax effects of temporary differences that result in significant deferred tax assets and deferred tax liabilities are as follows:

                                                                        December 31,
                                                                     ------------------
                                                                      2003        2002
                                                                     ------------------
Deferred tax assets:
  Policyholder and separate account reserves                         $  271      $   89
  Accrued liabilities                                                   865         466
  Deferred acquisition costs                                          1,442       1,238
  Other assets                                                        3,469       4,417
  Investment adjustments                                                805       1,151
                                                                     ------------------
                                   GROSS DEFERRED TAX ASSETS          6,852       7,361
                                                                     ------------------
Deferred tax liabilities:
  Unrealized gains on fixed maturities and equities                   3,812       3,191
                                                                     ------------------
                              GROSS DEFERRED TAX LIABILITIES          3,812       3,191
                                                                     ------------------
Net deferred income tax asset                                        $3,040      $4,170
                                                                     ------------------

At December 31, 2003, the Company and its subsidiaries had capital loss carryforwards for U.S. federal income tax purposes. Capital loss carryforwards total $2,299 and will all expire in 2007 if unused.

7. STOCKHOLDER'S EQUITY

The Board of Directors of the Company has authorized 100,000 shares of common stock with a stated value of $20 per share. All the shares are issued and outstanding as of December 31, 2003 and 2002. All the outstanding shares at December 31, 2003 are owned by Fortis (see Note 1).

The Company did not pay any dividends as of December 31, 2003, 2002, and 2001.

The maximum amount of dividends which can be paid by the State of New York insurance companies to shareholders without prior approval of the Insurance Commissioner is subject to restrictions relating to statutory surplus (see
Note 8).

8. STATUTORY INFORMATION

The Company prepares its statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the Department of Insurance of the State of New York. Prescribed statutory accounting practices (SAP) includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and administrative rules.

The principal differences between SAP and GAAP are: 1) policy acquisition costs are expensed as incurred under SAP, but are deferred and amortized under GAAP;
2) amounts collected from holders of universal life-type and annuity products are recognized as premiums when collected under SAP, but are initially recorded as contract deposits under GAAP, with cost of insurance recognized as revenue when assessed and other contract charges recognized over the periods for which services are provided; 3) the classification and carrying amounts of investments in certain securities are different under SAP than under GAAP; 4) the criteria for providing asset valuation allowances, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 5) the timing of establishing certain reserves, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; and 6) certain assets are not admitted for purposes of determining surplus under SAP.

Reconciliations of net income and stockholder's equity on the basis of statutory accounting to the related amounts presented in the accompanying statements were as follows:

                                                                  Net Income            Stockholder's Equity
                                                         ----------------------------------------------------
                                                          2003      2002       2001       2003        2002
                                                         ----------------------------------------------------
Based on statutory accounting practices                  $10,190   $ 8,770   $ 12,478    $73,599     $64,032
Deferred policy acquisition costs                           (628)   (2,190)      (344)       942       1,570
Deferred and uncollected premiums                           (932)      156    (14,724)        33          11
Policy reserves                                             (798)      361      4,360        398       3,906
Investment valuation difference                               --        --         --     10,726       9,163
Commissions                                                  426    (1,848)       308       (233)        (33)
Deferred taxes                                                --        --         --     (1,424)     (1,735)
Deferred gain on disposal of business                      1,896     2,242      1,984     (8,067)     (9,963)
Unearned ceding fee                                           --        --         --     (1,439)     (2,427)
Amounts payable reinsurance ceded                             --        --         --        454         726
Funds held under reinsurance treaty unauthorized
reinsurer                                                     --        --         --         --        (155)
Realized gains (losses) on investments                       547      (443)    (2,963)        --          --
Amortization of goodwill                                      --        --        (46)     2,038       1,971
Income taxes                                                (339)      351      5,606      3,040       3,838
Pension                                                      (61)      153        249       (106)        (85)
Amortization of IMR                                           (5)      (45)      (142)        --          --
Reinsurance in unauthorized companies                         --        --         --         42          56
Interest maintenance reserve                                  --        --         --         --        (511)
Asset valuation reserve                                       --        --         --        908         583
Agents balances                                               --        --         --         23          93
Other                                                     (1,559)      585      1,058       (183)         33
                                                         ----------------------------------------------------
      BASED ON GENERALLY ACCEPTED ACCOUNTING PRINCIPLES  $ 8,737   $ 8,092   $  7,824    $80,751     $71,073
                                                         ----------------------------------------------------

Insurance enterprises are required by state insurance departments to adhere to minimum risk-based capital ("RBC") requirements developed by the NAIC. The Company exceeds minimum RBC requirements.

Per Section 4207 of New York Insurance Laws, dividends may be paid by domestic stock life insurance companies upon receiving approval from the Superintendent of Insurance 30 days prior to declaration. The payment of dividends in excess of a certain amount (i.e., extraordinary dividends) must be approved by the Department of Insurance, in the state of New York. Ordinary dividends are limited to the lesser of (i) 10% of the statutory surplus as of the end of the prior year or (ii) 100% of adjusted net investment income of the same period. If insurance regulators determine that payment of an ordinary dividend or any other payments by the Company's insurance subsidiaries to the Company (such as payments under a tax sharing agreement or payments for employee or other services) would be adverse to policyholders or creditors, the regulators may block such payments that would otherwise be permitted without prior approval. The Company entered into an agreement with the New York Insurance Department in connection with the merger of BALAC in 2001, pursuant to which the Company agreed not to pay any dividends until fiscal year 2004. No assurance can be given that there will not be further regulatory actions restricting the ability of the Company's insurance subsidiaries to pay dividends.

Effective January 1, 2001, the NAIC revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The Company has adopted the provisions of the revised manual with certain exceptions. Codification has changed, to some extent, prescribed SAP and resulted in changes to the accounting practices that used to prepare the statutory basis financial statements. As a result, the Company reported a change of accounting principle as an adjustment that increased statutory surplus by $640.

9. REINSURANCE

In the ordinary course of business, the Company is involved in both the assumption and cession of reinsurance with non-affiliated companies. The following table provides details of the reinsurance recoverables balance for the years ended December 31:

                                 2003           2002
                               -----------------------
Ceded future policy
 holder benefits and
 expense                       $ 24,051       $ 14,891
Ceded unearned premium           30,120         46,987
Ceded claims and
 benefits payable                44,621         46,315
Ceded paid losses                 1,659          1,935
                               -----------------------
                   TOTAL       $100,451       $110,128
                               -----------------------

The effect of reinsurance on premiums earned and benefits incurred was as follows:

                                                               Years Ended December 31,
                           ------------------------------------------------------------------------------------------------
                                        2003                             2002                             2001
                           ------------------------------   ------------------------------   ------------------------------
                             Long      Short                  Long      Short                  Long      Short
                           Duration   Duration    Total     Duration   Duration    Total     Duration   Duration    Total
                           ------------------------------------------------------------------------------------------------
GROSS EARNED
PREMIUMS AND OTHER
CONSIDERATION              $ 11,442   $ 97,379   $108,821   $ 10,618   $119,369   $129,987   $ 10,659   $ 83,768   $ 94,427
premiums assumed                 --      6,513      6,513         --      2,100      2,100         --         --         --
premiums ceded              (11,442)   (34,686)   (46,128)   (10,618)   (47,254)   (57,872)   (10,489)   (21,879)   (32,368)
                           ------------------------------------------------------------------------------------------------
Net earned premiums and
other considerations       $     --   $ 69,206   $ 69,206   $     --   $ 74,215   $ 74,215   $    170   $ 61,889   $ 62,059
                           ------------------------------------------------------------------------------------------------
GROSS POLICYHOLDER
BENEFITS                   $ 22,637   $ 61,514   $ 84,151   $ 18,217   $ 81,827   $100,044   $ 11,321   $ 61,275   $ 72,596
benefits assumed                 --      6,785      6,785         --      1,323      1,323         --       (113)      (113)
benefits ceded              (22,628)   (23,194)   (45,822)   (18,209)   (36,007)   (54,216)   (10,814)   (19,200)   (30,014)
                           ------------------------------------------------------------------------------------------------
Net policyholder benefits  $      9   $ 45,105   $ 45,114   $      8   $ 47,143   $ 47,151   $    507   $ 41,962   $ 42,469
                           ------------------------------------------------------------------------------------------------

The Company utilizes ceded reinsurance for loss protection and capital management and business divestitures.

LOSS PROTECTION AND CAPITAL MANAGEMENT

As part of the Company's overall risk and capacity management strategy, the Company purchases reinsurance for certain risks underwritten by the Company, including significant individual or catastrophic claims, and to free up capital to enable the Company to write additional business.

Under indemnity reinsurance transactions in which the Company is the ceding insurer, the Company remains liable for policy claims if the assuming company fails to meet its obligations. To limit this risk, the Company has control procedures in place to evaluate the financial condition of reinsurers and to monitor the concentration of credit risk to minimize this exposure. The selection of reinsurance companies is based on criteria related to solvency and reliability and, to a lesser degree, diversification as well as on developing strong relationships with the Company's reinsurers for the sharing of risks.

BUSINESS DIVESTITURES

The Company has used reinsurance to exit certain businesses, such as the disposals of FFG (see Note 4). Assets backing ceded liabilities related to this business are held in trust for the benefit of the Company and are reflected in the Company's balance sheet.

The reinsurance recoverable from the Hartford was $6,870 and $6,699 as of December 31, 2003 and 2002, respectively. The Company would be responsible to administer this business in the event of a default by reinsurers. In addition, under the reinsurance agreement, the Hartford is obligated to contribute funds to increase the value of the separate accounts relating to the business sold if such value declines. If the Hartford fails to fulfill these obligations, the Company will be obligated to make these payments.

In 2000, the Company divested its long term care insurance operations to John Hancock Life Insurance Company (John Hancock). Reinsurance recoverable from John Hancock was $21,046 and $11,295 as of December 31, 2003 and 2002, respectively.

10. RESERVES

The following table provides reserve information by major lines of business as of:

                                              December 31, 2003                       December 31, 2002
                                    -------------------------------------   -------------------------------------
                                    Future Policy              Claims and   Future Policy              Claims and
                                    Benefits and    Unearned    Benefits    Benefits and    Unearned    Benefits
                                      Expenses      Premiums    Payable       Expenses      Premiums    Payable
                                    -----------------------------------------------------------------------------
LONG DURATION CONTRACTS:
FFG and other disposed businesses      $24,143      $ 2,694     $  1,171       $14,991      $ 2,646     $    457
SHORT DURATION CONTRACTS:
Group term life                             --          125       20,936            --          126       25,021
Group disability                            --          110       85,956            --          105       81,917
Medical                                     --            8        1,884            --            9          779
Dental                                      --          111        1,858            --          108        1,923
Credit Life and Disability                  --       30,628       24,608            --       52,584       28,061
Other                                       --        2,122          820            --                     1,984
                                    -----------------------------------------------------------------------------
                             TOTAL     $24,143      $35,798     $137,233       $14,991      $55,578     $140,142
                                    -----------------------------------------------------------------------------

LONG DURATION CONTRACTS

The Company's long duration contracts are comprised of FFG and other disposed businesses. A description of the disposal of FFG can be found in the dispositions footnote (see note 4). The reserves for these blocks of business are included in the Company's reserves in accordance with FAS 113, Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts. The Company maintains an offsetting reinsurance recoverable related to these reserves (see note 9).

SHORT DURATION CONTRACTS

The Company's short duration contracts are comprised of group term life, group disability, medical and dental, credit and all other. The disability category includes short and long term disability products. Claims and benefits payable for long-term disability have been discounted at 5.25%. The December 31, 2003 and 2002 liabilities include $85,491 and $81,275, respectively of such reserves. The amount of discounts deducted from outstanding reserves as of December 31, 2003 and 2002 are $20,477 and $22,184 respectively.

11. FAIR VALUE DISCLOSURES

Statement of Financial Accounting Standards No. 107, Disclosures About Fair Value of Financial Instruments ("FAS 107") requires disclosure of fair value information about financial instruments, as defined therein, for which it is practicable to estimate such fair value. These financial instruments may or may not be recognized in the balance sheets. In the measurement of the fair value of certain financial instruments, if quoted market prices were not available other valuation techniques were utilized. These derived fair value estimates are significantly affected by the assumptions used. Additionally, FAS 107 excludes certain financial instruments including those related to insurance contracts.

In estimating the fair value of the financial instruments presented, the Company used the following methods and assumptions:

Cash, cash equivalents and short-term investments: the carrying amount reported approximates fair value because of the short maturity of the instruments.

Fixed maturity securities: the fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

Equity securities: fair value of equity securities and non-sinking fund preferred stocks is based upon quoted market prices.

Commercial mortgage loans and policy loans: the fair values of mortgage loans are estimated using discounted cash flow analyses, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Mortgage loans with similar characteristics are aggregated for purposes of the calculations. The carrying amounts of policy loans are reported in the balance sheets at amortized cost, which approximates fair value.

Other investments: the fair values of joint ventures are calculated based on fair market value appraisals. The carrying amounts of the remaining other investments approximate fair value.

Policy reserves under investment products: the fair values for the Company's policy reserves under the investment products are determined using cash surrender value.

Separate account assets and liabilities: separate account assets and liabilities are reported at their estimated fair values in the balance sheet.

                                                             December 31, 2003             December 31, 2002
                                                        ---------------------------   ---------------------------
                                                        Carrying Value   Fair Value   Carrying Value   Fair Value
                                                        ---------------------------------------------------------
FINANCIAL ASSETS
Cash and cash equivalents                                  $  1,060       $  1,060       $  2,030       $  2,030
Fixed maturities                                            167,712        167,712        175,616        175,616
Equity securities                                             9,784          9,784          3,100          3,100
Commercial mortgage loans on real estate                      3,800          3,800             --             --
Policy loans                                                     37             37             24             24
Short-term investments                                        8,091          8,091          3,394          3,394
Other investments                                               275            275            348            348
Assets held in separate accounts                             39,678         39,678         43,430         43,430
FINANCIAL LIABILITIES
Policy reserves under investment products (Individual
and group annuities, subject to discretionary
withdrawal)                                                $  6,527       $  6,346       $  6,662       $  6,440
Liabilities related to separate accounts                     39,678         39,678         43,430         43,430

The fair value of the Company's liabilities for insurance contracts other than investment-type contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

12. RETIREMENT AND OTHER EMPLOYEE BENEFITS

The Company is a wholly-owned subsidiary of Fortis, which sponsors a defined benefit pension plan and certain other post retirement benefits covering employees and certain agents who meet eligibility requirements as to age and length of service. Plan assets of the defined benefit plans are not specifically identified by each participating subsidiary. Therefore, a breakdown of plan assets is not reflected in these financial statements. The Company has no legal obligation for benefits under these plans. The benefits are based on years of service and career compensation. Fortis's pension plan funding policy is to contribute annually the maximum amount that can be deducted for federal income tax purposes, and to charge each subsidiary an allocable amount based on its employee census. Pension cost allocated to the Company amounted to $61, $153 and $249 for 2003, 2002 and 2001, respectively.

The Company has a contributory profit sharing plan, sponsored by Fortis, covering employees and certain agents who meet eligibility requirements as to age and length of service. Benefits are payable to participants on retirement or disability and to the beneficiaries of participants in the event of death. For employees hired on or before December 31, 2000, the first 3% of an employee's contribution is matched 200% by the Company. The second 2% is matched 50% by the Company. For employees hired after December 31, 2000, the first 3% of an employee's contribution is matched 100% by the Company. The second 2% is matched 50% by the Company. The amount expensed was approximately $44, $70 and $107 for 2003, 2002 and 2001, respectively.

With respect to retirement benefits, the Company participates in other health care and life insurance benefit plans (postretirement benefits) for retired employees, sponsored by Fortis. Health care benefits, either through a Fortis sponsored retiree plan for retirees under age 65 or through a cost offset for individually purchased Medigap policies for retirees over age 65, are available to employees who retire on or after January 1, 1993, at age 55 or older, with 10 years or more service. Life insurance, on a retiree pay all basis, is available to those who retire on or after January 1, 1993. During 2003, 2002, and 2001 the Company incurred no expenses related to retirement benefits.

13. DEFERRED POLICY ACQUISITION COSTS

Information about deferred policy acquisition costs follows:

                                  December 31,
                           --------------------------
                            2003     2002      2001
                           --------------------------
Beginning Balance          $1,570   $ 3,760   $ 4,127
Costs deferred                146       129       190
Amortization                 (774)   (2,319)     (534)
Recovery of acquisition
costs on FFG reinsurance       --        --    (3,956)
BALAC merger                   --        --     3,933
                           --------------------------
           ENDING BALANCE  $  942   $ 1,570   $ 3,760
                           --------------------------

14. GOODWILL

Information about goodwill follows:

                           Goodwill for the Year Ended
                                  December 31,
                           ---------------------------
                            2003      2002      2001
                           ---------------------------
Beginning Balance          $1,971    $1,949    $  370
Amounts acquired               67        22     1,625
Amortization, net of
interest accrued               --        --       (46)
                           ---------------------------
           ENDING BALANCE  $2,038    $1,971    $1,949
                           ---------------------------

15. RELATED PARTY TRANSACTIONS

The Company received various services from Fortis. These services include assistance in benefit plan administration, corporate insurance, accounting, tax, auditing, investment, information systems, actuarial and other administrative functions. The fees paid for these services for years ended December 31, 2003, 2002 and 2001 were $4,236, $3,474 and $1,761, respectively.

Administrative expenses allocated for the Company may be greater or less than the expenses that would be incurred if the Company were operating as a separate company.

The Company cedes group liability business to its affiliate, Fortis Benefits Insurance Company (Fortis Benefits). The Company has ceded $5,847, $6,705 and $6,622 of premium to Fortis Benefits in 2003, 2002 and 2001, respectively. The Company has ceded $22,096 and $21,905 of reserves in 2003 and 2002, respectively, to Fortis Benefits.

16. SUBSEQUENT EVENTS

In connection with the IPO (see Note 1) the board of directors of Assurant, Inc. approved certain employee benefit programs. The Company's intercompany allocations will be impacted by the following changes:

2004 LONG-TERM INCENTIVE PLAN

The 2004 Long-Term Incentive Plan was effective on February 5, 2003. The 2004 Long-Term Incentive Plan authorizes the granting of awards to employees, officers, and directors in the following forms: (1) options to purchase shares of Assurant's common stock, which may be non-statutory stock options or incentive stock options under the U.S. tax code; (2) stock appreciation rights, which give the holder the right to receive the difference between the fair market value per share on the date of exercise over the grant price;
(3) performance awards, which are payable in cash or stock upon the attainment of specified performance goals; (4) restricted stock, which is subject to restrictions on transferability and subject to forfeiture on terms set by the Compensation Committee; (5) dividend equivalents, which entitle the participant to payments equal to any dividends paid on the shares of stock underlying an award; and (6) other stock-based awards in the discretion of the Compensation Committee, including unrestricted stock grants.

There are 10,000,000 shares reserved and available for issuance under the plan.

Under the plan, 68,976 shares of common stock of Assurant, Inc. were granted to certain officers of Assurant, Inc. on February 5, 2004. Any awards will be made at the discretion of the Compensation Committee. Therefore, it is not presently possible to determine the benefits or amounts that will be received by any individuals or groups pursuant to the 2004 Long-Term Incentive Plan in the future.

2004 EMPLOYEE STOCK PURCHASE PLAN

The 2004 Employee Stock Purchase Plan will go into effect on or about July 1, 2004. The purpose of the stock purchase plan is to enhance the proprietary interest among the employees of Assurant, Inc. The stock purchase plan is designed to allow eligible employees to purchase discounted shares of the Assurant's common stock, at defined intervals, with their accumulated payroll deductions.

Employees are eligible to participate if they are designated by the Compensation Committee and if they are customarily employed for at least 20 hours per week and five months per calendar year, and provided they have served as an employee for at least six months. A total of 5,000,000 shares of Assurant's common stock have been reserved for issuance under the stock purchase plan.

EXECUTIVE MANAGEMENT INCENTIVE PLAN

The Executive Management Incentive Plan went into effect January 1, 2004. Participation in the Executive Management Incentive Plan is limited to senior officers of Assurant, Inc. and its subsidiaries who are selected to participate in the plan for a given year by the Compensation Committee. The plan provides for the payment of annual monetary awards to each participant equal to a percentage of such participant's base salary based upon the achievement of certain designated performance goals.

The amount of awards under the plan will be determined at the discretion of the Compensation Committee. Therefore, it is not presently possible to determine the benefits or amounts that will be received by any individuals or groups pursuant to this plan.

AMENDMENT TO ASSURANT APPRECIATION INCENTIVE RIGHTS PLAN ("AAIR PLAN")

The AAIR Plan was amended to provide for the cash-out and replacement of Assurant, Inc. incentive rights with stock appreciation rights on the Assurant, Inc. common stock. The business segment rights outstanding under the plan were not changed or effected. The conversion of outstanding Assurant, Inc. incentive rights occurred as described in this paragraph. The Assurant, Inc. incentive rights were valued as of December 31, 2003 using a special valuation method, as follows. The measurement value of each Assurant, Inc. incentive right as of December 31, 2002, was adjusted to reflect dividends paid by Assurant, Inc., consistent with past practices; such adjusted value was then multiplied by the arithmetic average of the change during calendar year 2003 in the Dow Jones Life Insurance Index, the Dow Jones Property Casualty Index, and the Dow Jones Healthcare Providers Index; and the result became the measurement value of a Assurant, Inc. incentive rights as of December 31, 2003.

On January 18, 2004, each Assurant, Inc. incentive right then outstanding under the plan was cashed out for a cash payment equal to the difference, if any, between the measurement value of the Assurant, Inc. incentive rights as of December 31st immediately preceeding the date of grant, and the measurement value of that right determined as of December 31, 2003, pursuant to the special valuation. Each outstanding Assurant, Inc. incentive right, whether or not vested, was cancelled effective as of the date it was cashed out. Following the cash-out and cancellation of Assurant, Inc. incentive rights, Assurant, Inc. granted to each participant whose rights were cashed out a number of stock appreciation rights on Assurant's common stock (referred to as "replacement rights"). The number of replacement rights granted to a participant was equal (1) the measurement value of the participant's cashed-out Assurant, Inc. incentive rights, divided by (2) the IPO price of $22 a share. Each replacement right that replaces a vested cashed-out right was vested immediately, and each replacement right that replaces a non-vested cashed-out right will become vested on the vesting date for the corresponding cashed-out right, but no replacement right, whether or not vested, may be exercised sooner than one year from the closing date of the IPO. After that waiting period, each replacement right will be exercisable for the remaining term of the corresponding cancelled right.

At December 31, 2003, the Company was an indirectly owned subsidiary of Fortis, Inc. Fortis N.V. and Fortis SA/NV (collectively the "Parent"), through their affiliates, including their wholly owned subsidiary, Fortis Insurance N.V., owned 100% of Fortis, Inc.

17. COMMITMENTS AND CONTINGENCIES

The Company lease office space and equipment under operating lease arrangements. Certain facility leases contain escalation clauses based on increases in the lessors' operating expenses. At December 31, 2003, the aggregate future minimum lease payment under operating lease agreements that have initial or non-cancelable terms in excess of one year are:

2004                                              252
2005                                              256
2006                                              173
                                             --------
         TOTAL MINIMUM FUTURE LEASE PAYMENT  $    681
                                             --------

Rent expense was $492, $652 and $698 for 2003, 2002 and 2001 respectively.

The Company is regularly involved in litigation in the ordinary course of business, both as a defendant and as a plaintiff. The Company may from time to time be subject to a variety of legal and regulatory actions relating to the Company's current and past business operations. While the Company cannot predict the outcome of any pending or future litigation, examination or investigation, the Company does not believe that any pending matter will have a material adverse effect on the Company's business, financial condition or results of operations.